UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No.  333-45976

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No.  811-10139

Amendment No. 13	☑

(Check appropriate box or boxes.)

NATIONWIDE VA SEPARATE ACCOUNT – D
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)    (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, SVP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2008 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

Waddell & Reed Advisors Select Annuity SM

Nationwide Life and Annuity Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company
through its Nationwide VA Separate Account-D
The date of this prospectus is May 1, 2008.

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2008), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 35.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-221-1100 (TDD 1-800-238-3035) or write

Nationwide Life and Annuity Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

W&R Target Funds, Inc.
•	Asset Strategy Portfolio*
•	Balanced Portfolio
•	Bond Portfolio*
•	Core Equity Portfolio
•	Dividend Income Portfolio
•	Energy Portfolio
•	Global Natural Resources Portfolio
•	Growth Portfolio
•	High Income Portfolio*
•	International Growth Portfolio
•	International Value Portfolio
•	Micro Cap Growth Portfolio
•	Mid Cap Growth Portfolio
•	Money Market Portfolio
•	Mortgage Securities Portfolio
•	Real Estate Securities Portfolio
•	Science and Technology Portfolio
•	Small Cap Growth Portfolio
•	Small Cap Value Portfolio
•	Value Portfolio

* These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide VA Separate Account-D ("variable account") can be allocated to the fixed account and if elected prior to February 1, 2003, to the Guaranteed Term Options.

1

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the variable account value before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.  This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit - An accounting unit of measure used to calculate variable annuity payments.

Contract value - The total value of all accumulation units plus any amount held in the fixed account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account– A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life and Annuity Insurance Company.

Net asset value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Account, IRA, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities described in this prospectus are not subject to the Employee Retirement Income Security Act of 1974.

Valuation date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a Valuation date and ending at the close of the New York Stock Exchange for the next succeeding Valuation date.

Variable account - Nationwide VA Separate Account-D, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

2

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life and Annuity Insurance Company	9
General Distributor	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	11
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	13
Mortality and Expense Risk Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
CDSC Option
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Nursing Home and Long Term Care Option
Beneficiary Protector Option
Removal of Variable Account Charges	17
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Revoke	22
Surrender (Redemption) Prior to Annuitization	22
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

3

Table of Contents (continued)	Page
Loan Privilege	23
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	24
Contract Owner Services	25
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	26
Annuitizing the Contract	26
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options ("GMIB")
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	31
Table of Contents of Statement of Additional Information	35
Appendix A: Underlying Mutual Funds	36
Appendix B: Condensed Financial Information	38
Appendix C: Contract Types and Tax Information	46

4

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)									8%[1]
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	8%	8%	7%	6%	5%	4%	3%	2%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%[3]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Contract Maintenance Charge	$30[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Mortality and Expense Risk Charge	1.35%
7 Year CDSC Option Total Variable Account Charges (including this option only)	0.05%[7] 1.40%
Death Benefit Options (an applicant may elect one)
Maximum Anniversary Death Benefit Total Variable Account Charges (including this option only)	0.15% 1.50%
Five Year Reset Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.40%
Guaranteed Minimum Income Benefit Options (only available for contracts issued prior to May 1, 2003) (an applicant could elect one)
5% Interest Guaranteed Minimum Income Benefit Option Total Variable Account Charges (including this option only)	0.45% 1.80%
Maximum Anniversary Guaranteed Minimum Income Benefit Option Total Variable Account Charges (including this option only)	0.30% 1.65%
Nursing Home and Long Term Care Option Total Variable Account Charges (including this option only)	0.05% 1.40%
Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
0.40%[8] 1.75%

5

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.35%
7 Year CDSC Option	0.05%
Maximum Anniversary Death Benefit	0.15%
5% Interest Guaranteed Minimum Income Benefit Option	0.45%
Nursing Home and Long Term Care Option	0.05%
Beneficiary Protector Option	0.40%
Maximum Possible Total Variable Account Charges	2.45%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2007 charged by the underlying mutual funds periodically during the life of the contract.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)	0.76%	1.38%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each contract year, the contract owner may withdraw without a CDSC the greatest of:
(1)  The lesser of:
(a)  12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of the withdrawal; or
(b)  12% of the contract value; or
(2)  current contract year earnings; or
(3)  any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state of other government entities.

4 Each year, on the contract anniversary, Nationwide will deduct the Contract Maintenance Charge.  Nationwide will waive the Contract Maintenance Charge on any contract anniversary that the contract value is $50,000 or more.

5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 These charges apply only to sub-account allocations.  They do not apply to allocations made to the fixed account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

7 Range of 7 year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	8%	7%	6%	5%	4%	3%	2%	0%

8 This option may be elected at any time.

6

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes which if reflected would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule; and
•	the total variable account charges associated with the most expensive combination of optional benefits (2.45%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.38%)	1,138	1,838	2,549	4,468	434	1,310	2,197	4,468	*	1,310	2,197	4,468
Minimum Total Underlying Mutual Fund Operating Expenses (0.76%)	1,073	1,648	2,244	3,911	369	1,120	1,892	3,911	*	1,120	1,892	3,911

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate agreement(s)."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Purchase Payments
Charitable Remainder Trust	$2,000	$1,000*
IRA	$2,000	$1,000*
Investment-only	$2,000	$1,000*
Non-Qualified	$2,000	$1,000*
Roth IRA	$2,000	$1,000*
SEP IRA	$2,000	$1,000*
Simple IRA	$2,000	$1,000*
Tax Sheltered Annuity**	$2,000	$1,000*

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

7

**  Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Guaranteed Term Options

Guaranteed Term Options are separate investment options that were available prior to February 1, 2003.  No new allocations may be directed to the Guaranteed Term Options.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for certain administrative expenses.

A $30 Contract Maintenance Charge is assessed to each contract on the contract anniversary date (and on the surrender date upon full surrender of the contract).  This charge will be waived for each year that the contract value is $50,000 or more on the contract anniversary.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 8% of purchase payments surrendered.

A 7 Year CDSC Option is available under the contract at the time of application.  Nationwide will deduct an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the 7 Year CDSC Option.

Two optional death benefits are available under the contract at the time of application.  If the contract owner elects one of the optional death benefits, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account if the contract owner elects the Maximum Anniversary Death Benefit or an additional 0.05% if the contract owner elects the Five Year Reset Death Benefit (see "Death Benefit Payment").  For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

An optional Nursing Home and Long Term Care option is available under the contract at the time of application.  Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the Nursing Home and Long Term Care Option (see "Nursing Home and Long Term Care Option").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected.  If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account.  Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the guarantee term options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see Appendix C and "Premium Taxes").

Ten Day Free Look

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it. This right is referred to as your “free look” right. The length of this time period depends on the law of your state, and may vary depending on whether your purchase is replacing another annuity contract you own. Check your contract for more details about the free look right in your state. See “Right to Revoke” later in this prospectus for more information.

Financial Statements

Financial statements for the variable account and Nationwide Life and Annuity Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of accumulation units.

8

Nationwide Life and Annuity Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

General Distributor

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide VA Separate Account-D is a variable account that contains the underlying mutual funds listed in Appendix A.  The variable account was established on July 26, 2000, pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations. Contract owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.  Underlying mutual funds in the variable account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net asset value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

9

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected contract owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, Nationwide filed an application with the SEC for an order permitting it to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the contract that have similar investment objectives and strategies.  If and when Nationwide receives SEC approval for these substitutions, affected contract owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-D under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All contract owners will be notified in the event Nationwide deregisters Variable Account-D.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options that were available prior to February 1, 2003.  Effective February 1, 2003, no new allocations may be directed to the Guaranteed Term Options.  Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract owners can obtain a GTO prospectus, by contacting Nationwide’s home office at the telephone number listed on page 1of this prospectus.

For contract owners that elected the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account.  The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations.  The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner.  The fixed account is not available for contracts issued in the State of South Carolina.  Nationwide reserves the right to limit or refuse purchase payments at its sole discretion.  Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate– The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

10

•
Variable Account to Fixed Rate– Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate– The rate available for maturing fixed account allocations which are entering a new guarantee period.  The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures.  At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate– From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion.  The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charge Assessed for the Beneficiary Protector Option

All guaranteed interest rates credited to the fixed account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits.  However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the fixed account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the Beneficiary Protector Option will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%.  Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector Option, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  The process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of the terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

11

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.75% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (and not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2007, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

12

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.35% of the daily net assets of the variable account.

The mortality risk component compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The mortality risk component also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The expense risk component compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge for that year.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide may deduct a CDSC.  The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC. However, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

13

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greatest of:

1)	the lesser of:

a)	12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

b)	12% of the contract value; or

2)	current contract year earnings; or

3)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account and/or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Terminal Illness and Disability

No CDSC will be charged if:

1)	the contract owner has been diagnosed by a physician (after contract issuance) to have a terminal illness; and

2)	Nationwide receives and records a letter from that physician indicating such diagnosis.

In addition, no CDSC will be charged if after contract issuance and before the contract owner attains age 65, the contract owner becomes disabled.

Written notice and proof of terminal illness or disability must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net asset values of the exchanged contract.  Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract.  This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years.  This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets.  However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

14

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	surrenders of accumulation units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Option

7 Year CDSC Option

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may choose the 7 Year CDSC Option.  Nationwide may realize a profit from this charge.

Under this option, CDSC will not exceed 8% of purchase payments surrendered.  The CDSC schedule is as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	8%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Death Benefit Options

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the Maximum Anniversary Death Benefit) or 0.05% (for the Five Year Reset Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen.  Nationwide may realize a profit from these charges.

Nationwide may lower either of these charges at any time without notifying contract owners.  Further information about these benefits can be found in the "Death Benefit Payment" provision.  All of the following death benefit options may not be available in every state.

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)	the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for

15

amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

4)	the adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value; or

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
 the contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen.  Nationwide may realize a profit from this charge.  Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Nursing Home and Long Term Care Option

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may elect the Nursing Home and Long Term Care Option.  Nationwide may realize a profit from this charge.  If this option is elected, Nationwide will waive any applicable CDSC upon notification that the contract owner has been confined to a nursing home or long term care facility for a continuous 90-day period that began on or after the third contract anniversary.  Nationwide must receive the notification during the period of confinement or within 90 days after release.

Written notice and proof of confinement must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision.  If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from this charge.  The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant.  Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)	terminate the contract; or

b)	continue the contract in accordance with the "Required Distributions" section in Appendix C.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) – (b) – (c); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = purchase payments, proportionately adjusted for withdrawals; and

c = any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the annuitant dies prior to the first contract anniversary after the annuitant’s 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected  = (a) – (b) – (c) – (d), where:

16

a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b = the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d = any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant’s 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.75% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.35%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.75% will have a lower unit value than sub-account X with charges of 1.35% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

No change will be effective unless and until it is received and recorded at Nationwide’s home office.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests.  If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

17

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 90 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$2,000	$1,000*
IRA	$2,000	$1,000*
Investment-only	$2,000	$1,000*
Non-Qualified	$2,000	$1,000*
Roth IRA	$2,000	$1,000*
SEP IRA	$2,000	$1,000*
Simple IRA	$2,000	$1,000*
Tax Sheltered Annuity**	$2,000	$1,000*

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.

**  Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Subsequent purchase payments may not be permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options that were available prior to February 1, 2003.  No new allocations may be directed to the Guaranteed Term Options.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

18

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract value may change and contract owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and/or the fixed account as instructed by the contract owner.  (Effective February 1, 2003 the Guaranteed Term Options are no longer available.)  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at Net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations among the sub-accounts and the fixed account.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account;

2)	amounts allocated to the fixed account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b)	is the Net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily total variable account charges, which may include charges for  optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.35% to 2.45% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)	adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option.

19

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period.  Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time.  Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) greater than or equal to 30% of the contract value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions

20

aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:

(1)  they have been identified as engaging in harmful trading practices; and

(2)  if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

21

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Short-Term Trading Fees (i.e. Redemption Fees)

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within a specified number of days after the date of the allocation to the sub-account.  Such fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are a part of the underlying mutual fund’s assets.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All Individual Retirement Annuity, SEP IRA, Simple IRA, and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)	the amount requested; or

b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

22

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the fixed account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

23

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide, unless otherwise required by state regulations.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the W&R Target Funds, Inc. – Money Market Portfolio unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.

24

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options.  Each Asset Rebalancing reallocation is considered a transfer event.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the:

W&R Target Funds, Inc.
•	Money Market Portfolio

to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.  A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program.  Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs.  Only new purchase payments to the contract are eligible to participate in this program.  Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program.  Dollar Cost Averaging transfers for this program may only be made from the fixed account.  Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program.  Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.  Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.  For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

25

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

For example, assume a scenario whereby the Premium equals $100,000 and the initial free withdrawal (“w/d”) equals $12,000

Withdrawal in year 1                              $15,000
Less free w/d                                           $12,000
Premium w/d subject to CDSC              $3,000

Withdrawal in year 2                              $15,000
Less free w/d                                           $11,640 = 0.12* ($100,000 – $3,000)
Premium w/d subject to CDSC              $3,360

Since the withdrawal exceeded the free withdrawal amount, the free withdrawal amount available decreases.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)	the lesser of:

a)	12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

b)	12% of the contract value; or

2)	current contract year earnings; or

3)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

26

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under the 5% Interest GMIB Option

The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant’s 86th birthday;

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the contract value caused by surrenders.  For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for the 5% Interest GMIB Option

After the first contract year, if the value of the contract owner’s fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

27

1)	the application of additional purchase payments;

2)	surrenders; or

3)	transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner’s fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under the Maximum Anniversary GMIB Option

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for the 5% Interest GMIB Option

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date under the 5% Interest GMIB Option.  Since the 5% Interest GMIB Option is determined by the amount of purchase payments made to (and withdrawals taken from) the contract, the illustrations do not reflect contract level expenses, charges based on other options, underlying mutual fund expenses, or other costs associated with the contract.

The illustrations assume the following:

•	An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

•	There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

•	The contract is issued to a male at age 55, 65 or 70;

•	A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

7 Years in Accumulation
$140,710.04 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	62	$4.72	$664.15
65	72	$5.96	$838.63
70	77	$6.79	$955.42

10 Years in Accumulation
$162,889.46 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	65	$5.03	$819.33
65	75	$6.44	$1,049.01
70	80	$7.32	$1,192.35

15 Years in Accumulation
$200,000.00 for GMIB at Annuitization
Male Age at Issue	Male Age at Annuitization	GMIB Purchase Rate*	Monthly GMIB
55	70	$5.66	$1,132.00
65	80	$7.32	$1,464.00
70	85	$8.18	$1,636.00
*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether exercising the 5% Interest GMIB Option is right for them.  The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan.  Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options.  Where different guaranteed purchase rates apply, GMIB amounts shown above will be different.  In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates.  Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)	after the contract has been in effect for seven years; AND

2)	the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization Value?

The contract owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Payment Annuity Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.
The GMIB is irrevocable and will remain for as long as the contract remains in force.

28

Important Considerations to Keep in Mind Regarding the GMIB Option
While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS. A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦  Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦  The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

♦  Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

♦  GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Therefore, it is possible that if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  No death benefit will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment.  Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

29

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may elect one of two death benefits options available under the contract at the time of application (not all death benefit options may be available in all states).  If no death benefit option is elected at the time of application, the death benefit will be the standard death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant’s spouse who is:

1)	eligible to continue the contract; and

2)	entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant’s death.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contact value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Standard Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)	the contract value; or

2)	the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value as of the most recent five year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents

30

(statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.waddell.com.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

31

The following cases relate specifically to NLIC (Nationwide’s parent)

On November 20, 2007, NLIC was named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which NLIC first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, NLIC filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, NLIC filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  NLIC intends to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, NLIC filed a motion to dismiss.  The motion has been fully briefed.  NLIC intends to defend this lawsuit vigorously.

On November 15, 2006, NLIC was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NLIC filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NLIC filed it’s opposition to the plaintiff’s motion.  NLIC continues to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, NLIC filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of

32

contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims.  NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NLIC filed it’s answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NLIC’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NLIC continue to defend this lawsuit vigorously.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.  Among the legal proceedings to which Waddell & Reed, Inc. has been a party are the following proceedings relating to the distribution of variable annuities:

In 2005, Waddell & Reed, Inc. settled three lawsuits involving its former affiliate, United Investors Life Insurance Company (UILIC), and UILIC's parent company, Torchmark Corporation (Torchmark) relating to Waddell & Reed, Inc.'s separation from Torchmark and UILIC and recommendations by Waddell & Reed, Inc. to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide.  Under the terms of the settlement, Waddell & Reed, Inc. paid Torchmark $14.5 million to resolve outstanding litigation.

In April of 2005, Waddell & Reed, Inc. entered into a Decision & Order of Offer of Settlement with the NASD Department of Enforcement (DOE) settling a regulatory action brought by the DOE on January 14, 2004 (Case No. CAF040002) alleging that Waddell & Reed, Inc. violated NASD Conduct Rules 2110, 2310, 3010 and 3110, and § 17(a)(1) of the Securities Exchange Act of 1934 and Rule 17a-3(A)(6) thereunder, relating to exchanges made by certain of its clients of their variable annuity policies.  The case also alleged violations of NASD rules by Waddell & Reed, Inc.'s former President, Robert L. Hechler, and its former National Sales Manager, Robert J. Williams, Jr.  The DOE alleged that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into the exchanges, such as determining whether the customers were likely to benefit or lose money from the exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures or a system to supervise the activities of its advisors that was reasonably designed to achieve compliance with the requirements of the NASD's suitability rule, and failed to maintain books and records regarding orders for unexecuted variable annuity exchanges.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to be censured, pay a

33

fine of $5 million and pay client restitution of up to $11 million.  Without admitting or denying the allegations, Robert Hechler and Robert Williams each agreed to fines of $150,000 and six-month suspensions.  Waddell & Reed, Inc. also agreed with a multistate consortium to a global resolution of state claims arising from the DOE action.  Without admitting or denying the allegations, Waddell & Reed, Inc. agreed to pay a fine of $2 million to be divided among the states and pay additional client restitution.

34

To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 10139

Securities Act of 1933 Registration File No. 333-45976

35

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

W&R Target Funds, Inc. - Asset Strategy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

W&R Target Funds, Inc. - Balanced Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Current income with a secondary goal of long-term capital appreciation.

W&R Target Funds, Inc. - Bond Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Reasonable return with emphasis on preservation of capital.

W&R Target Funds, Inc. - Core Equity Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth and income.

W&R Target Funds, Inc. - Dividend Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Income and long-term capital growth.

W&R Target Funds, Inc. - Energy Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide long-term capital appreciation.

W&R Target Funds, Inc. - Global Natural Resources Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Mackenzie Financial Corporation
Investment Objective:	Long-term growth.

W&R Target Funds, Inc. - Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth with a secondary objective of current income.

W&R Target Funds, Inc. - High Income Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	High current income with secondary objective of capital growth.

W&R Target Funds, Inc. - International Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation and a secondary goal of current income.

W&R Target Funds, Inc. - International Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Micro Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Wall Street Associates
Investment Objective:	Long-term capital appreciation.

W&R Target Funds, Inc. - Mid Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	To provide growth of your investment.

36

W&R Target Funds, Inc. - Money Market Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Maximum current income consistent with stability of principal.

W&R Target Funds, Inc. - Mortgage Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	A high level of current income consistent with prudent investment risk.

W&R Target Funds, Inc. - Real Estate Securities Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

W&R Target Funds, Inc. - Science and Technology Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

W&R Target Funds, Inc. - Small Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

W&R Target Funds, Inc. - Small Cap Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Sub-adviser:	Black Rock Financial Management, Inc.
Investment Objective:	Long-term accumulation of capital.

W&R Target Funds, Inc. - Value Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

37

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.35%) and contracts with all optional benefits available on December 31, 2007 (the maximum variable account charge of 2.45%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the Variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                               1-800-848-6331, TDD 1-800-238-3035
writing:                                             Nationwide Life Insurance Company
                         5100 Rings Road, RR1-04-F4
                         Dublin, Ohio 43017-1522
checking on-line at:                         www.nationwide.com

No Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.776691	23.849566	42.16%	1,294,224	2007
	14.153834	16.776691	18.53%	1,408,918	2006
	11.544564	14.153834	22.60%	1,439,005	2005
	10.328889	11.544564	11.77%	1,431,910	2004
	9.392441	10.328889	9.97%	1,383,922	2003
	9.218335	9.392441	1.89%	950,742	2002
	10.378704	9.218335	-11.18%	558,127	2001
	10.000000	10.378704	3.79%	1,112	2000*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.315181	13.808231	12.12%	839,767	2007
	11.224846	12.315181	9.71%	951,482	2006
	10.834754	11.224846	3.60%	1,083,550	2005
	10.082166	10.834754	7.46%	1,175,735	2004
	8.581727	10.082166	17.48%	1,088,508	2003
	9.498424	8.581727	-9.65%	780,994	2002
	10.237361	9.498424	-7.22%	500,919	2001
	10.000000	10.237361	2.37%	1,557	2000*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.654334	13.190241	4.23%	1,378,390	2007
	12.304866	12.654334	2.84%	988,184	2006
	12.274629	12.304866	0.25%	1,069,139	2005
	11.977814	12.274629	2.48%	1,173,591	2004
	11.654058	11.977814	2.78%	1,281,475	2003
	10.840295	11.654058	7.51%	1,033,648	2002
	10.225161	10.840295	6.02%	404,756	2001
	10.000000	10.225161	2.25%	0	2000*

38

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.289913	11.574141	12.48%	2,017,566	2007
	8.915827	10.289913	15.41%	2,320,715	2006
	8.290791	8.915827	7.54%	2,621,974	2005
	7.670241	8.290791	8.09%	2,908,010	2004
	6.630316	7.670241	15.68%	3,152,906	2003
	8.576410	6.630316	-22.69%	2,724,786	2002
	10.217829	8.576410	-16.06%	2,121,412	2001
	10.000000	10.217829	2.18%	4,171	2000*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.871751	15.970821	15.13%	156,160	2007
	12.130615	13.871751	14.35%	134,120	2006
	10.878591	12.130615	11.51%	92,919	2005
	10.000000	10.878591	8.79%	41,020	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.235115	13.782912	49.24%	35,555	2007
	10.000000	9.235115	-7.65%	17,226	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.176222	21.482800	41.56%	199,868	2007
	12.258287	15.176222	23.80%	171,479	2006
	10.000000	12.258287	22.58%	82,802	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.340232	11.325270	21.25%	2,313,368	2007
	9.013667	9.340232	3.62%	2,672,270	2006
	8.214264	9.013667	9.73%	3,160,515	2005
	8.060111	8.214264	1.91%	3,451,348	2004
	6.639456	8.060111	21.40%	3,452,881	2003
	8.551777	6.639456	-22.36%	2,515,725	2002
	10.120762	8.551777	-15.50%	1,841,397	2001
	10.000000	10.120762	1.21%	4,975	2000*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.772705	15.134858	2.45%	566,353	2007
	13.580319	14.772705	8.78%	619,124	2006
	13.424002	13.580319	1.16%	683,978	2005
	12.386029	13.424002	8.38%	726,748	2004
	10.485875	12.386029	18.12%	656,039	2003
	10.848937	10.485875	-3.35%	488,894	2002
	10.073496	10.848937	7.70%	301,773	2001
	10.000000	10.073496	0.73%	794	2000*

39

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.942881	14.289549	19.65%	474,938	2007
	10.005986	11.942881	19.36%	525,125	2006
	8.707966	10.005986	14.91%	537,130	2005
	7.743155	8.707966	12.46%	544,134	2004
	6.284412	7.743155	23.21%	509,784	2003
	7.783412	6.284412	-19.26%	334,127	2002
	10.146627	7.783412	-23.29%	222,163	2001
	10.000000	10.146627	1.47%	794	2000*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.707281	18.108636	8.39%	153,988	2007
	13.065701	16.707281	27.87%	128,680	2006
	11.914060	13.065701	9.67%	101,311	2005
	10.000000	11.914060	19.14%	32,613	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.921750	13.190241	4.23%	1,378,390	2007
	11.623973	11.921750	2.56%	466,076	2006
	11.587742	11.623973	0.31%	499,612	2005
	11.559798	11.587742	0.24%	522,790	2004
	11.359362	11.559798	1.76%	481,395	2003
	10.921334	11.359362	4.01%	270,037	2002
	10.137451	10.921334	7.73%	109,254	2001
	10.000000	10.137451	1.37%	0	2000*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.758110	15.502319	5.04%	21,358	2007
	13.325346	14.758110	10.75%	20,358	2006
	11.175159	13.325346	19.24%	17,474	2005
	10.000000	11.175159	11.75%	11,397	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.138313	13.484181	11.09%	78,316	2007
	11.334146	12.138313	7.10%	51,199	2006
	10.000000	11.334146	13.34%	12,415	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.490512	10.825801	3.20%	574,233	2007
	10.193550	10.490512	2.91%	370,086	2006
	10.081634	10.193550	1.11%	271,449	2005
	10.149231	10.081634	-0.67%	334,168	2004
	10.235391	10.149231	-0.84%	329,589	2003
	10.258607	10.235391	-0.23%	412,372	2002
	10.038962	10.258607	2.19%	295,259	2001
	10.000000	10.038962	0.39%	3,115	2000*

40

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.623076	10.835510	2.00%	48,981	2007
	10.277340	10.623076	3.36%	48,164	2006
	10.213735	10.277340	0.62%	57,749	2005
	10.000000	10.213735	2.14%	22,703	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.364934	14.377204	-17.21%	71,604	2007
	13.530925	17.364934	28.34%	78,225	2006
	12.375222	13.530925	9.34%	53,963	2005
	10.000000	12.375222	23.75%	21,528	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.482107	14.086239	22.68%	849,289	2007
	10.789405	11.482107	6.42%	941,342	2006
	9.328008	10.789405	15.67%	1,052,183	2005
	8.133866	9.328008	14.68%	1,110,323	2004
	6.320134	8.133866	28.70%	1,032,550	2003
	8.428424	6.320134	-25.01%	770,643	2002
	9.700236	8.428424	-13.11%	500,451	2001
	10.000000	9.700236	-3.00%	1,183	2000*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	13.111434	14.681628	11.98%	677,658	2007
	12.651061	13.111434	3.64%	813,543	2006
	11.360146	12.651061	11.36%	986,561	2005
	10.075450	11.360146	12.75%	1,098,146	2004
	7.522476	10.075450	33.94%	1,084,008	2003
	9.750175	7.522476	-22.85%	904,651	2002
	10.079320	9.750175	-3.27%	565,374	2001
	10.000000	10.079320	0.79%	4,313	2000*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.307620	12.584829	-5.43%	51,020	2007
	11.544597	13.307620	15.27%	43,432	2006
	11.235863	11.544597	2.75%	42,546	2005
	10.000000	11.235863	12.36%	28,519	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.445411	14.519552	0.51%	589,046	2007
	12.527720	14.445411	15.31%	667,828	2006
	12.160795	12.527720	3.02%	813,477	2005
	10.747082	12.160795	13.15%	838,943	2004

41

Maximum Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.334800	22.961374	40.57%	0	2007
	13.935911	16.334800	17.21%	0	2006
	11.494495	13.935911	21.24%	0	2005
	10.399996	11.494495	10.52%	0	2004
	9.563722	10.399996	8.74%	0	2003
	9.492280	9.563722	0.75%	0	2002
	10.000000	9.492280	-5.08%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.555953	12.811747	10.87%	0	2007
	10.651265	11.555953	8.49%	0	2006
	10.396694	10.651265	2.45%	0	2005
	9.783590	10.396694	6.27%	0	2004
	8.421406	9.783590	16.18%	0	2003
	9.426161	8.421406	-10.66%	0	2002
	10.000000	9.426161	-5.74%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.430477	11.781028	3.07%	0	2007
	11.239769	11.430477	1.70%	0	2006
	11.338242	11.239769	-0.87%	107	2005
	11.188819	11.338242	1.34%	97	2004
	11.009160	11.188819	1.63%	93	2003
	10.355867	11.009160	6.31%	68	2002
	10.000000	10.355867	3.56%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.180502	11.322750	11.22%	0	2007
	8.920183	10.180502	14.13%	0	2006
	8.388077	8.920183	6.34%	277	2005
	7.847737	8.388077	6.89%	280	2004
	6.860197	7.847737	14.40%	284	2003
	8.974010	6.860197	-23.55%	216	2002
	10.000000	8.974010	-10.26%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.464904	15.328643	13.84%	0	2007
	11.907185	13.464904	13.08%	0	2006
	10.798239	11.907185	10.27%	0	2005
	10.000000	10.798239	7.98%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.166589	13.527358	47.57%	0	2007
	10.000000	9.166589	-8.33%	0	2006*

42

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	14.910233	20.869736	39.97%	0	2007
	12.178832	14.910233	22.43%	0	2006
	10.000000	12.178832	21.79%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.379710	11.245680	19.89%	0	2007
	9.153569	9.379710	2.47%	0	2006
	8.435518	9.153569	8.51%	350	2005
	8.370548	8.435518	0.78%	344	2004
	6.972843	8.370548	20.04%	325	2003
	9.082657	6.972843	-23.23%	259	2002
	10.000000	9.082657	-9.17%	0	2001*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.018030	13.187679	1.30%	0	2007
	12.101789	13.018030	7.57%	0	2006
	12.096986	12.101789	0.04%	100	2005
	11.287431	12.096986	7.17%	94	2004
	9.663486	11.287431	16.80%	96	2003
	10.110825	9.663486	-4.42%	78	2002
	10.000000	10.110825	1.11%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.996812	14.193252	18.31%	0	2007
	10.164159	11.996812	18.03%	0	2006
	8.945030	10.164159	13.63%	129	2005
	8.043598	8.945030	11.21%	140	2004
	6.601809	8.043598	21.84%	143	2003
	8.268832	6.601809	-20.16%	113	2002
	10.000000	8.268832	-17.31%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.217327	17.380588	7.17%	0	2007
	12.825064	16.217327	26.45%	0	2006
	11.826087	12.825064	8.45%	0	2005
	10.000000	11.826087	18.26%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.687526	11.781028	3.07%	0	2007
	10.537741	10.687526	1.42%	0	2006
	10.623018	10.537741	-0.80%	0	2005
	10.716886	10.623018	-0.88%	0	2004
	10.649824	10.716886	0.63%	0	2003
	10.354578	10.649824	2.85%	0	2002
	10.000000	10.354578	3.55%	0	2001*

43

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.325188	14.878835	3.86%	0	2007
	13.079960	14.325188	9.52%	0	2006
	11.092582	13.079960	17.92%	0	2005
	10.000000	11.092582	10.93%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.925468	13.099243	9.84%	0	2007
	11.260634	11.925468	5.90%	0	2006
	10.000000	11.260634	12.61%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.692849	9.890501	2.04%	0	2007
	9.524377	9.692849	1.77%	0	2006
	9.525735	9.524377	-0.01%	0	2005
	9.697740	9.525735	-1.77%	0	2004
	9.890350	9.697740	-1.95%	0	2003
	10.024562	9.890350	-1.34%	0	2002
	10.000000	10.024562	0.25%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.340201	10.428758	0.86%	0	2007
	10.116150	10.340201	2.21%	0	2006
	10.166593	10.116150	-0.50%	0	2005
	10.000000	10.166593	1.67%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	16.902897	13.837654	-18.13%	0	2007
	13.318862	16.902897	26.91%	0	2006
	12.318204	13.318862	8.12%	0	2005
	10.000000	12.318204	23.18%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	12.303011	14.924209	21.31%	0	2007
	11.690796	12.303011	5.24%	0	2006
	10.220897	11.690796	14.38%	108	2005
	9.012924	10.220897	13.40%	122	2004
	7.082047	9.012924	27.26%	124	2003
	9.551171	7.082047	-25.85%	105	2002
	10.000000	9.551171	-4.49%	0	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.439309	13.772850	10.72%	0	2007
	12.137570	12.439309	2.49%	0	2006
	11.021518	12.137570	10.13%	0	2005
	9.885321	11.021518	11.49%	0	2004
	7.463619	9.885321	32.45%	0	2003
	9.783178	7.463619	-23.71%	0	2002
	10.000000	9.783178	-2.17%	0	2001*

44

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	12.917257	12.078634	-6.49%	0	2007
	11.331954	12.917257	13.99%	0	2006
	11.152875	11.331954	1.61%	0	2005
	10.000000	11.152875	11.53%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.556795	13.473596	-0.61%	0	2007
	11.889239	13.556795	14.03%	0	2006
	11.670735	11.889239	1.87%	153	2005
	10.430243	11.670735	11.89%	152	2004
	8.545962	10.430243	22.05%	163	2003
	10.034738	8.545962	-14.84%	132	2002
	10.000000	10.034738	0.35%	0	2001*

45

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  The following is a general description of the various types of contracts.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.

46

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Final 403(b) Regulations were issued by the Internal Revenue Service that impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or

47

Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life

48

expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion

49

of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a ratio which is the contract owner’s investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the greater of (a) your account value immediately before the distribution (b) your Guaranteed Lifetime Amount immediately before the distribution, (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

50

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

51

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•  generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

52

a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) spouse’s remaining life

53

expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy; or using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements.  Please consult your tax advisor.

54

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life and Annuity Insurance Company
through its Nationwide VA Separate Account-D

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2008.  The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-866-221-1100, TDD 1-800-238-3035.

General Information and History

Nationwide VA Separate Account-D is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide 's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VA Separate Account-D and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”).

Underwriters

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2007.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Optional Benefits Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.776691	23.849566	42.16%	1,294,224	2007
	14.153834	16.776691	18.53%	1,408,918	2006
	11.544564	14.153834	22.60%	1,439,005	2005
	10.328889	11.544564	11.77%	1,431,910	2004
	9.392441	10.328889	9.97%	1,383,922	2003
	9.218335	9.392441	1.89%	950,742	2002
	10.378704	9.218335	-11.18%	558,127	2001
	10.000000	10.378704	3.79%	1,112	2000*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.315181	13.808231	12.12%	839,767	2007
	11.224846	12.315181	9.71%	951,482	2006
	10.834754	11.224846	3.60%	1,083,550	2005
	10.082166	10.834754	7.46%	1,175,735	2004
	8.581727	10.082166	17.48%	1,088,508	2003
	9.498424	8.581727	-9.65%	780,994	2002
	10.237361	9.498424	-7.22%	500,919	2001
	10.000000	10.237361	2.37%	1,557	2000*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.654334	13.190241	4.23%	1,378,390	2007
	12.304866	12.654334	2.84%	988,184	2006
	12.274629	12.304866	0.25%	1,069,139	2005
	11.977814	12.274629	2.48%	1,173,591	2004
	11.654058	11.977814	2.78%	1,281,475	2003
	10.840295	11.654058	7.51%	1,033,648	2002
	10.225161	10.840295	6.02%	404,756	2001
	10.000000	10.225161	2.25%	0	2000*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.289913	11.574141	12.48%	2,017,566	2007
	8.915827	10.289913	15.41%	2,320,715	2006
	8.290791	8.915827	7.54%	2,621,974	2005
	7.670241	8.290791	8.09%	2,908,010	2004
	6.630316	7.670241	15.68%	3,152,906	2003
	8.576410	6.630316	-22.69%	2,724,786	2002
	10.217829	8.576410	-16.06%	2,121,412	2001
	10.000000	10.217829	2.18%	4,171	2000*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.871751	15.970821	15.13%	156,160	2007
	12.130615	13.871751	14.35%	134,120	2006
	10.878591	12.130615	11.51%	92,919	2005
	10.000000	10.878591	8.79%	41,020	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.235115	13.782912	49.24%	35,555	2007
	10.000000	9.235115	-7.65%	17,226	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.176222	21.482800	41.56%	199,868	2007
	12.258287	15.176222	23.80%	171,479	2006
	10.000000	12.258287	22.58%	82,802	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.340232	11.325270	21.25%	2,313,368	2007
	9.013667	9.340232	3.62%	2,672,270	2006
	8.214264	9.013667	9.73%	3,160,515	2005
	8.060111	8.214264	1.91%	3,451,348	2004
	6.639456	8.060111	21.40%	3,452,881	2003
	8.551777	6.639456	-22.36%	2,515,725	2002
	10.120762	8.551777	-15.50%	1,841,397	2001
	10.000000	10.120762	1.21%	4,975	2000*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.772705	15.134858	2.45%	566,353	2007
	13.580319	14.772705	8.78%	619,124	2006
	13.424002	13.580319	1.16%	683,978	2005
	12.386029	13.424002	8.38%	726,748	2004
	10.485875	12.386029	18.12%	656,039	2003
	10.848937	10.485875	-3.35%	488,894	2002
	10.073496	10.848937	7.70%	301,773	2001
	10.000000	10.073496	0.73%	794	2000*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.942881	14.289549	19.65%	474,938	2007
	10.005986	11.942881	19.36%	525,125	2006
	8.707966	10.005986	14.91%	537,130	2005
	7.743155	8.707966	12.46%	544,134	2004
	6.284412	7.743155	23.21%	509,784	2003
	7.783412	6.284412	-19.26%	334,127	2002
	10.146627	7.783412	-23.29%	222,163	2001
	10.000000	10.146627	1.47%	794	2000*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.707281	18.108636	8.39%	153,988	2007
	13.065701	16.707281	27.87%	128,680	2006
	11.914060	13.065701	9.67%	101,311	2005
	10.000000	11.914060	19.14%	32,613	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.921750	13.190241	4.23%	1,378,390	2007
	11.623973	11.921750	2.56%	466,076	2006
	11.587742	11.623973	0.31%	499,612	2005
	11.559798	11.587742	0.24%	522,790	2004
	11.359362	11.559798	1.76%	481,395	2003
	10.921334	11.359362	4.01%	270,037	2002
	10.137451	10.921334	7.73%	109,254	2001
	10.000000	10.137451	1.37%	0	2000*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.758110	15.502319	5.04%	21,358	2007
	13.325346	14.758110	10.75%	20,358	2006
	11.175159	13.325346	19.24%	17,474	2005
	10.000000	11.175159	11.75%	11,397	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.138313	13.484181	11.09%	78,316	2007
	11.334146	12.138313	7.10%	51,199	2006
	10.000000	11.334146	13.34%	12,415	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.490512	10.825801	3.20%	574,233	2007
	10.193550	10.490512	2.91%	370,086	2006
	10.081634	10.193550	1.11%	271,449	2005
	10.149231	10.081634	-0.67%	334,168	2004
	10.235391	10.149231	-0.84%	329,589	2003
	10.258607	10.235391	-0.23%	412,372	2002
	10.038962	10.258607	2.19%	295,259	2001
	10.000000	10.038962	0.39%	3,115	2000*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.623076	10.835510	2.00%	48,981	2007
	10.277340	10.623076	3.36%	48,164	2006
	10.213735	10.277340	0.62%	57,749	2005
	10.000000	10.213735	2.14%	22,703	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.364934	14.377204	-17.21%	71,604	2007
	13.530925	17.364934	28.34%	78,225	2006
	12.375222	13.530925	9.34%	53,963	2005
	10.000000	12.375222	23.75%	21,528	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.482107	14.086239	22.68%	849,289	2007
	10.789405	11.482107	6.42%	941,342	2006
	9.328008	10.789405	15.67%	1,052,183	2005
	8.133866	9.328008	14.68%	1,110,323	2004
	6.320134	8.133866	28.70%	1,032,550	2003
	8.428424	6.320134	-25.01%	770,643	2002
	9.700236	8.428424	-13.11%	500,451	2001
	10.000000	9.700236	-3.00%	1,183	2000*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	13.111434	14.681628	11.98%	677,658	2007
	12.651061	13.111434	3.64%	813,543	2006
	11.360146	12.651061	11.36%	986,561	2005
	10.075450	11.360146	12.75%	1,098,146	2004
	7.522476	10.075450	33.94%	1,084,008	2003
	9.750175	7.522476	-22.85%	904,651	2002
	10.079320	9.750175	-3.27%	565,374	2001
	10.000000	10.079320	0.79%	4,313	2000*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.307620	12.584829	-5.43%	51,020	2007
	11.544597	13.307620	15.27%	43,432	2006
	11.235863	11.544597	2.75%	42,546	2005
	10.000000	11.235863	12.36%	28,519	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.445411	14.519552	0.51%	589,046	2007
	12.527720	14.445411	15.31%	667,828	2006
	12.160795	12.527720	3.02%	813,477	2005
	10.747082	12.160795	13.15%	838,943	2004

Optional Benefits Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.725131	23.764165	42.09%	626,986	2007
	14.117463	16.725131	18.47%	636,939	2006
	11.520707	14.117463	22.54%	622,251	2005
	10.312774	11.520707	11.71%	623,271	2004
	9.382539	10.312774	9.91%	597,114	2003
	9.213277	9.382539	1.84%	457,073	2002
	10.378305	9.213277	-11.23%	329,719	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.277275	13.758704	12.07%	283,386	2007
	11.195965	12.277275	9.66%	301,740	2006
	10.812343	11.195965	3.55%	340,534	2005
	10.066413	10.812343	7.41%	405,620	2004
	8.572656	10.066413	17.42%	369,298	2003
	9.493209	8.572656	-9.70%	281,672	2002
	10.236967	9.493209	-7.27%	219,203	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.615409	13.142968	4.18%	592,490	2007
	12.273207	12.615409	2.79%	410,701	2006
	12.249247	12.273207	0.20%	464,290	2005
	11.959114	12.249247	2.43%	501,857	2004
	11.641762	11.959114	2.73%	543,442	2003
	10.834346	11.641762	7.45%	613,616	2002
	10.224762	10.834346	5.96%	289,247	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.258238	11.532634	12.42%	1,203,764	2007
	8.892873	10.258238	15.35%	1,372,481	2006
	8.273622	8.892873	7.48%	1,504,261	2005
	7.658251	8.273622	8.04%	1,657,674	2004
	6.623314	7.658251	15.63%	1,701,701	2003
	8.571702	6.623314	-22.73%	1,626,646	2002
	10.217435	8.571702	-16.11%	1,349,561	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.853107	15.941224	15.07%	91,537	2007
	12.120427	13.853107	14.30%	76,031	2006
	10.874951	12.120427	11.45%	50,902	2005
	10.000000	10.874951	8.75%	26,136	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.232018	13.771261	49.17%	32,467	2007
	10.000000	9.232018	-7.68%	9,978	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.164090	21.454694	41.48%	108,191	2007
	12.254682	15.164090	23.74%	96,571	2006
	10.000000	12.254682	22.55%	36,603	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.311491	11.284674	21.19%	1,784,668	2007
	8.990484	9.311491	3.57%	1,965,358	2006
	8.197271	8.990484	9.68%	2,283,820	2005
	8.047508	8.197271	1.86%	2,575,564	2004
	6.632425	8.047508	21.34%	2,627,965	2003
	8.547071	6.632425	-22.40%	2,316,537	2002
	10.120370	8.547071	-15.55%	2,019,137	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.727288	15.080637	2.40%	277,059	2007
	13.545407	14.727288	8.73%	289,946	2006
	13.396264	13.545407	1.11%	309,641	2005
	12.366698	13.396264	8.33%	344,093	2004
	10.474808	12.366698	18.06%	319,214	2003
	10.842987	10.474808	-3.40%	244,730	2002
	10.073104	10.842987	7.64%	126,255	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.906157	14.238353	19.59%	367,510	2007
	9.980259	11.906157	19.30%	353,551	2006
	8.689963	9.980259	14.85%	361,431	2005
	7.731058	8.689963	12.40%	402,624	2004
	6.277773	7.731058	23.15%	372,817	2003
	7.779138	6.277773	-19.30%	290,414	2002
	10.146233	7.779138	-23.33%	206,474	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.684799	18.075056	8.33%	66,819	2007
	13.054725	16.684799	27.81%	49,495	2006
	11.910063	13.054725	9.61%	39,297	2005
	10.000000	11.910063	19.10%	20,847	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.885107	13.142968	4.18%	592,490	2007
	11.594099	11.885107	2.51%	194,319	2006
	11.563810	11.594099	0.26%	224,213	2005
	11.541777	11.563810	0.19%	254,468	2004
	11.347406	11.541777	1.71%	227,342	2003
	10.915358	11.347406	3.96%	100,431	2002
	10.137060	10.915358	7.68%	27,291	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.738266	15.473577	4.99%	21,591	2007
	13.314163	14.738266	10.70%	24,367	2006
	11.171414	13.314163	19.18%	20,370	2005
	10.000000	11.171414	11.71%	8,324	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.128625	13.466549	11.03%	30,853	2007
	11.330819	12.128625	7.04%	27,232	2006
	10.000000	11.330819	13.31%	15,955	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.458245	10.787001	3.14%	187,345	2007
	10.167335	10.458245	2.86%	180,073	2006
	10.060792	10.167335	1.06%	128,611	2005
	10.133385	10.060792	-0.72%	148,255	2004
	10.224593	10.133385	-0.89%	145,550	2003
	10.252980	10.224593	-0.28%	188,434	2002
	10.038572	10.252980	2.14%	111,668	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.610110	10.816778	1.95%	27,281	2007
	10.269994	10.610110	3.31%	33,367	2006
	10.211601	10.269994	0.57%	25,750	2005
	10.000000	10.211601	2.12%	17,825	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.343772	14.352365	-17.25%	46,249	2007
	13.521259	17.343772	28.27%	57,204	2006
	12.372627	13.521259	9.28%	26,757	2005
	10.000000	12.372627	23.73%	11,264	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.446744	14.035701	22.62%	457,934	2007
	10.761615	11.446744	6.37%	478,851	2006
	9.308682	10.761615	15.61%	509,864	2005
	8.121139	9.308682	14.62%	544,107	2004
	6.313444	8.121139	28.63%	503,009	2003
	8.423783	6.313444	-25.05%	436,678	2002
	9.700236	8.423783	-13.11%	500,451	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	13.071098	14.629001	11.92%	469,191	2007
	12.618519	13.071098	3.59%	528,741	2006
	11.336648	12.618519	11.31%	622,400	2005
	10.059709	11.336648	12.69%	714,581	2004
	7.514524	10.059709	33.87%	699,372	2003
	9.744819	7.514524	-22.89%	745,796	2002
	10.079320	9.744819	-3.27%	565,374	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.289727	12.561482	-5.48%	34,823	2007
	11.534902	13.289727	15.21%	28,296	2006
	11.232101	11.534902	2.70%	28,584	2005
	10.000000	11.232101	12.32%	10,000	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.404009	14.470565	0.46%	243,363	2007
	12.498129	14.404009	15.25%	261,112	2006
	12.138190	12.498129	2.97%	326,083	2005
	10.732552	12.138190	13.10%	350,827	2004
	8.700123	10.732552	23.36%	312,541	2003
	10.106838	8.700123	-13.92%	159,087	2002
	10.000000	10.106838	1.10%	253,499	2001*

Optional Benefits Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.673690	23.679006	42.01%	76,228	2007
	14.081152	16.673690	18.41%	73,341	2006
	11.496881	14.081152	22.48%	76,705	2005
	10.296657	11.496881	11.66%	88,607	2004
	9.372630	10.296657	9.86%	87,139	2003
	9.208222	9.372630	1.79%	80.877	2002
	10.377903	9.208222	-11.27%	63,087	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.239500	13.709383	12.01%	53,011	2007
	11.167160	12.239500	9.60%	58,272	2006
	10.789981	11.167160	3.50%	64,157	2005
	10.050697	10.789981	7.36%	73,828	2004
	8.563602	10.050697	17.37%	66,289	2003
	9.487997	8.563602	-9.74%	68,014	2002
	10.236570	9.487997	-7.31%	62,071	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.576614	13.095882	4.13%	34,131	2007
	12.241661	12.576614	2.74%	28,330	2006
	12.223940	12.241661	0.14%	37,717	2005
	11.940445	12.223940	2.37%	38,062	2004
	11.629479	11.940445	2.67%	37,754	2003
	10.828402	11.629479	7.40%	34,404	2002
	10.224366	10.828402	5.91%	26,931	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.226668	11.491282	12.37%	165,244	2007
	8.869995	10.226668	15.30%	192,901	2006
	8.256513	8.869995	7.43%	208,421	2005
	7.646288	8.256513	7.98%	227,471	2004
	6.616314	7.646288	15.57%	253,206	2003
	8.566990	6.616314	-22.77%	220,714	2002
	10.217039	8.566990	-16.15%	196,772	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.834470	15.911657	15.01%	2,927	2007
	12.110241	13.834470	14.24%	1,423	2006
	10.871306	12.110241	11.40%	989	2005
	10.000000	10.871306	8.71%	1,094	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.228904	13.759609	49.09%	4,441	2007
	10.000000	9.228904	-7.71%	4,441	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.151964	21.426607	41.41%	8,318	2007
	12.251084	15.151964	23.68%	7,639	2006
	10.000000	12.251084	22.51%	5,159	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.282832	11.244189	21.13%	181,496	2007
	8.967348	9.282832	3.52%	202,931	2006
	8.180318	8.967348	9.62%	227,415	2005
	8.034930	8.180318	1.81%	244,344	2004
	6.625416	8.034930	21.27%	258,520	2003
	8.542373	6.625416	-22.44%	220,758	2002
	10.119978	8.542373	-15.59%	212,014	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.681969	15.026569	2.35%	37,164	2007
	13.510561	14.681969	8.67%	45,317	2006
	13.368558	13.510561	1.06%	43,429	2005
	12.347382	13.368558	8.27%	52,844	2004
	10.463756	12.347382	18.00%	40,776	2003
	10.837039	10.463756	-3.44%	37,579	2002
	10.072713	10.837039	7.59%	28,413	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.869466	14.187243	19.53%	18,184	2007
	9.954537	11.869466	19.24%	25,216	2006
	8.671951	9.954537	14.79%	27,846	2005
	7.718954	8.671951	12.35%	32,977	2004
	6.271125	7.718954	23.09%	26,943	2003
	7.774856	6.271125	-19.34%	15,640	2002
	10.145837	7.774856	-23.37%	13,890	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.662367	18.041562	8.28%	2,347	2007
	13.043758	16.662367	27.74%	905	2006
	11.906078	13.043758	9.56%	541	2005
	10.000000	11.906078	19.06%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.848515	13.095882	4.13%	34,131	2007
	11.564257	11.848515	2.46%	9,199	2006
	11.539882	11.564257	0.21%	8,799	2005
	11.523730	11.539882	0.14%	13,402	2004
	11.335411	11.523730	1.66%	11,173	2003
	10.909363	11.335411	3.91%	1,020	2002
	10.136668	10.909363	7.62%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.718426	15.444874	4.94%	960	2007
	13.302968	14.718426	10.64%	997	2006
	11.167678	13.302968	19.12%	0	2005
	10.000000	11.167678	11.68%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.118924	13.448928	10.97%	406	2007
	11.327483	12.118924	6.99%	327	2006
	10.000000	11.327483	13.27%	327	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.426062	10.748321	3.09%	4,058	2007
	10.141174	10.426062	2.81%	6,104	2006
	10.039984	10.141174	1.01%	4,556	2005
	10.117557	10.039984	-0.77%	3,716	2004
	10.213802	10.117557	-0.94%	5,230	2003
	10.247355	10.213802	-0.33%	801	2002
	10.038183	10.247355	2.08%	7,477	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.597166	10.798070	1.90%	1,679	2007
	10.262645	10.597166	3.26%	457	2006
	10.209462	10.262645	0.52%	452	2005
	10.000000	10.209462	2.09%	419	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.322624	14.327548	-17.29%	984	2007
	13.511603	17.322624	28.21%	171	2006
	12.370048	13.511603	9.23%	221	2005
	10.000000	12.370048	23.70%	237	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.411537	13.985403	22.55%	33,631	2007
	10.733946	11.411537	6.31%	35,313	2006
	9.289450	10.733946	15.55%	35,910	2005
	8.108459	9.289450	14.56%	43,958	2004
	6.306771	8.108459	28.57%	33,424	2003
	8.419157	6.306771	-25.09%	23,808	2002
	9.699482	8.419157	-13.20%	14,798	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	13.030861	14.576533	11.86%	36,996	2007
	12.586051	13.030861	3.53%	41,544	2006
	11.313193	12.586051	11.25%	49,784	2005
	10.043977	11.313193	12.64%	57,999	2004
	7.506576	10.043977	33.80%	54,694	2003
	9.739457	7.506576	-22.93%	49,348	2002
	10.078539	9.739457	-3.36%	36,686	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.271828	12.538169	-5.53%	636	2007
	11.525198	13.271828	15.15%	759	2006
	11.228330	11.525198	2.64%	866	2005
	10.000000	11.228330	12.28%	218	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.362686	14.421691	0.41%	39,138	2007
	12.468574	14.362686	15.19%	47,293	2006
	12.115610	12.468574	2.91%	51,903	2005
	10.718013	12.115610	13.04%	59,338	2004
	8.692748	10.718013	23.30%	58,275	2003
	10.103405	8.692748	-13.96%	54,016	2002
	10.000000	10.103405	1.03%	21,138	2001*

Optional Benefits Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.622378	23.594111	41.94%	1,046,791	2007
	14.044929	16.622378	18.35%	1,049,506	2006
	11.473102	14.044929	22.42%	918,922	2005
	10.280579	11.473102	11.60%	867,632	2004
	9.362748	10.280579	9.80%	839,811	2003
	9.203179	9.362748	1.73%	683,458	2002
	10.377501	9.203179	-11.32%	313,558	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.201861	13.660253	11.95%	421,729	2007
	11.138446	12.201861	9.55%	485,385	2006
	10.767675	11.138446	3.44%	524,722	2005
	10.035002	10.767675	7.30%	600,159	2004
	8.554572	10.035002	17.31%	547,746	2003
	9.482793	8.554572	-9.79%	426,133	2002
	10.236174	9.482793	-7.36%	288,964	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.537862	13.048862	4.08%	716,649	2007
	12.210110	12.537862	2.68%	535,729	2006
	12.198612	12.210110	0.09%	553,484	2005
	11.921763	12.198612	2.32%	568,544	2004
	11.617196	11.921763	2.62%	590,948	2003
	10.822462	11.617196	7.34%	606,509	2002
	10.223971	10.822462	5.85%	231,156	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.195174	11.450056	12.31%	2,424,443	2007
	8.847147	10.195174	15.24%	2,686,814	2006
	8.239415	8.847147	7.38%	2,913,324	2005
	7.634327	8.239415	7.93%	3,197,416	2004
	6.609314	7.634327	15.51%	3,319,952	2003
	8.562283	6.609314	-22.81%	2,862,811	2002
	10.216643	8.562283	-16.19%	1,545,575	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.815839	15.882122	14.96%	177,872	2007
	12.100058	13.815839	14.18%	161,644	2006
	10.867659	12.100058	11.34%	103,663	2005
	10.000000	10.867659	8.68%	43,034	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.225789	13.747959	49.02%	80,329	2007
	10.000000	9.225789	-7.74%	19,247	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.139843	21.398539	41.34%	272,509	2007
	12.247478	15.139843	23.62%	236,812	2006
	10.000000	12.247478	22.47%	130,310	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.254253	11.203862	21.07%	2,601,196	2007
	8.944261	9.254253	3.47%	2,880,473	2006
	8.163384	8.944261	9.57%	3,405,481	2005
	8.022368	8.163384	1.76%	3,760,797	2004
	6.618408	8.022368	21.21%	3,889,673	2003
	8.537676	6.618408	-22.48%	3,022,540	2002
	10.119589	8.537676	-15.63%	1,653,397	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.636765	14.972658	2.29%	520,680	2007
	13.475776	14.636765	8.62%	465,092	2006
	13.340888	13.475776	1.01%	431,181	2005
	12.328074	13.340888	8.22%	493,107	2004
	10.452697	12.328074	17.94%	413,807	2003
	10.831082	10.452697	-3.49%	363,358	2002
	10.072322	10.831082	7.53%	155,912	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.832973	14.136404	19.47%	526,568	2007
	9.928948	11.832973	19.18%	528,829	2006
	8.654037	9.928948	14.73%	516,189	2005
	7.706898	8.654037	12.29%	542,719	2004
	6.264502	7.706898	23.02%	496,266	2003
	7.770582	6.264502	-19.38%	404,917	2002
	10.145446	7.770582	-23.41%	219,811	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.639945	18.008085	8.22%	124,158	2007
	13.032790	16.639945	27.68%	108,351	2006
	11.902082	13.032790	9.50%	72,381	2005
	10.000000	11.902082	19.02%	36,772	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.812048	13.048862	4.08%	716,649	2007
	11.534501	11.812048	2.41%	246,259	2006
	11.516005	11.534501	0.16%	279,326	2005
	11.505726	11.516005	0.09%	313,037	2004
	11.323446	11.505726	1.61%	290,040	2003
	10.903376	11.323446	3.85%	101,972	2002
	10.136272	10.903376	7.57%	10,209	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.698592	15.416192	4.88%	26,653	2007
	13.291770	14.698592	10.58%	31,458	2006
	11.163927	13.291770	19.06%	10,160	2005
	10.000000	11.163927	11.64%	7,429	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.109217	13.431292	10.92%	66,781	2007
	11.324149	12.109217	6.93%	71,910	2006
	10.000000	11.324149	13.24%	46,156	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.393959	10.709763	3.04%	246,101	2007
	10.115066	10.393959	2.76%	271,300	2006
	10.019205	10.115066	0.96%	237,551	2005
	10.101743	10.019205	-0.82%	214,289	2004
	10.203015	10.101743	-0.99%	245,161	2003
	10.241731	10.203015	-0.38%	274,598	2002
	10.037793	10.241731	2.03%	257,554	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.584231	10.779388	1.84%	67,199	2007
	10.255309	10.584231	3.21%	73,821	2006
	10.207325	10.255309	0.47%	58,229	2005
	10.000000	10.207325	2.07%	31,073	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.301487	14.302763	-17.33%	148,327	2007
	13.501937	17.301487	28.14%	159,204	2006
	12.367457	13.501937	9.17%	125,425	2005
	10.000000	12.367457	23.67%	67,666	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.376389	13.935228	22.49%	886,929	2007
	10.706308	11.376389	6.26%	996,378	2006
	9.270213	10.706308	15.49%	1,178,274	2005
	8.095779	9.270213	14.51%	1,236,573	2004
	6.300111	8.095779	28.50%	1,150,061	2003
	8.414529	6.300111	-25.13%	820,494	2002
	9.699104	8.414529	-13.24%	437,492	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.990749	14.524238	11.80%	817,354	2007
	12.553663	12.990749	3.48%	938,033	2006
	11.289793	12.553663	11.19%	1,114,989	2005
	10.028290	11.289793	12.58%	1,264,905	2004
	7.498648	10.028290	33.73%	1,241,616	2003
	9.734109	7.498648	-22.97%	1,049,196	2002
	10.078146	9.734109	-3.41%	515,024	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.253965	12.514905	-5.58%	59,981	2007
	11.515513	13.253965	15.10%	60,744	2006
	11.224568	11.515513	2.59%	64,125	2005
	10.000000	11.224568	12.25%	79,322	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.321471	14.372973	0.36%	605,581	2007
	12.439086	14.321471	15.13%	636,089	2006
	12.093087	12.439086	2.86%	724,113	2005
	10.703514	12.093087	12.98%	752,295	2004
	8.685384	10.703514	23.24%	708,029	2003
	10.099976	8.685384	-14.01%	547,361	2002
	10.000000	10.099976	1.00%	236,241	2001*

Optional Benefits Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.571153	23.509409	41.87%	101,370	2007
	14.008726	16.571153	18.29%	115,614	2006
	11.449328	14.008726	22.35%	99,157	2005
	10.264485	11.449328	11.54%	106,644	2004
	9.352833	10.264485	9.75%	105,355	2003
	9.198114	9.352833	1.68%	87,867	2002
	10.377101	9.198114	-11.36%	41,848	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.164235	13.611188	11.90%	163,671	2007
	11.109734	12.164235	9.49%	178,964	2006
	10.745373	11.109734	3.39%	198,826	2005
	10.019302	10.745373	7.25%	7.25%	2004
	8.545521	10.019302	17.25%	177,357	2003
	9.477581	8.545521	-9.83%	139,182	2002
	10.235775	9.477581	-7.41%	81,528	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.499260	13.002051	4.02%	86,280	2007
	12.178682	12.499260	2.63%	64,991	2006
	12.173379	12.178682	0.04%	79,899	2005
	11.903141	12.173379	2.27%	92,709	2004
	11.604934	11.903141	2.57%	105,321	2003
	10.816517	11.604934	7.29%	76,500	2002
	10.223571	10.815170	5.80%	37,191	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.163755	11.408936	12.25%	332,908	2007
	8.824359	10.163755	15.18%	371,012	2006
	8.222360	8.824359	7.32%	414,889	2005
	7.622379	8.222360	7.87%	457,918	2004
	6.602317	7.622379	15.45%	491,741	2003
	8.557576	6.602317	-22.85%	407,609	2002
	10.216249	8.557576	-16.24%	291,609	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.797229	15.852647	14.90%	31,352	2007
	12.089877	13.797229	14.12%	25,984	2006
	10.864005	12.089877	11.28%	10,321	2005
	10.000000	10.864005	8.64%	914	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.222681	13.736314	48.94%	3,752	2007
	10.000000	9.222681	-7.77%	3,511	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.127723	21.370513	41.27%	24,891	2007
	12.243870	15.127723	23.55%	22,031	2006
	10.000000	12.243870	22.44%	15,333	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.225717	11.163616	21.01%	255,752	2007
	8.921205	9.225717	3.41%	295,573	2006
	8.146470	8.921205	9.51%	382,392	2005
	8.009816	8.146470	1.71%	429,000	2004
	6.611407	8.009816	21.15%	449,803	2003
	8.532982	6.611407	-22.52%	323,640	2002
	10.119196	8.532982	-15.68%	213,569	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.591717	14.918970	2.24%	62,161	2007
	13.441113	14.591717	8.56%	61,428	2006
	13.313316	13.441113	0.96%	68,204	2005
	12.308833	13.313316	8.16%	82,438	2004
	10.441672	12.308833	17.88%	81,551	2003
	10.825141	10.441672	-3.54%	61,934	2002
	10.071931	10.825141	7.48%	42,432	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.796496	14.085650	19.41%	41,682	2007
	9.903357	11.796496	19.12%	44,814	2006
	8.636102	9.903357	14.67%	54,924	2005
	7.694835	8.636102	12.23%	64,782	2004
	6.257871	7.694835	22.96%	64,520	2003
	7.766304	6.257871	-19.42%	56,608	2002
	10.145052	7.766304	-23.45%	35,477	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.617512	17.974638	8.17%	15,200	2007
	13.021821	16.617512	27.61%	20,887	2006
	11.898088	13.021821	9.44%	5,822	2005
	10.000000	11.898088	18.98%	2,261	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.775668	13.002051	4.02%	86,280	2007
	11.504794	11.775668	2.35%	32,558	2006
	11.492174	11.504794	0.11%	47,303	2005
	11.487743	11.492174	0.04%	49,034	2004
	11.311485	11.487743	1.56%	45,186	2003
	10.897387	11.311485	3.80%	19,408	2002
	10.135881	10.897387	7.51%	11,896	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.678799	15.387579	4.83%	2,825	2007
	13.280605	14.678799	10.53%	2,757	2006
	11.160177	13.280605	19.00%	4,265	2005
	10.000000	11.160177	11.60%	2,452	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.099518	13.413699	10.86%	7,613	2007
	11.320806	12.099518	6.88%	6,517	2006
	10.000000	11.320806	13.21%	1,137	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.361937	10.671317	2.99%	27,160	2007
	10.089012	10.361937	2.71%	29,360	2006
	9.998460	10.089012	0.91%	26,425	2005
	10.085948	9.998460	-0.87%	36,258	2004
	10.192234	10.085948	-1.04%	46,858	2003
	10.236105	10.192234	-0.43%	90,098	2002
	10.037403	10.236105	1.98%	140,567	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.571316	10.760746	1.79%	7,017	2007
	10.247977	10.571316	3.16%	6,960	2006
	10.205190	10.247977	0.42%	3,161	2005
	10.000000	10.205190	2.05%	326	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.280393	14.278028	-17.37%	7,463	2007
	13.492294	17.280393	28.08%	10,506	2006
	12.364878	13.492294	9.12%	14,776	2005
	10.000000	12.364878	23.65%	405	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.341358	13.885225	22.43%	83,569	2007
	10.678733	11.341358	6.21%	94,787	2006
	9.251010	10.678733	15.43%	105,849	2005
	8.083109	9.251010	14.45%	115,906	2004
	6.293443	8.083109	28.44%	110,612	2003
	8.409895	6.293443	-25.17%	105,651	2002
	9.698729	8.409895	-13.29%	72,262	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.950704	14.472082	11.75%	58,872	2007
	12.521299	12.950704	3.43%	80,976	2006
	11.266380	12.521299	11.14%	111,517	2005
	10.012579	11.266380	12.52%	127,945	2004
	7.490696	10.012579	33.67%	122,003	2003
	9.728740	7.490696	-23.00%	100,259	2002
	10.077754	9.728740	-3.46%	53,366	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.236118	12.491660	-5.62%	4,609	2007
	11.505821	13.236118	15.04%	5,876	2006
	11.220796	11.505821	2.54%	6,849	2005
	10.000000	11.220796	12.21%	3,508	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.280404	14.324430	0.31%	62,783	2007
	12.409700	14.280404	15.07%	71,076	2006
	12.070611	12.409700	2.81%	89,391	2005
	10.689043	12.070611	12.93%	85,607	2004
	8.678037	10.689043	23.17%	73,382	2003
	10.096554	8.678037	-14.05%	61,495	2002
	10.000000	10.096554	0.97%	11,879	2001*

Optional Benefits Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.520121	23.425054	41.80%	3,287	2007
	13.972668	16.520121	18.23%	3,230	2006
	11.425632	13.972668	22.29%	3,369	2005
	10.248442	11.425632	11.49%	2,068	2004
	9.342962	10.248442	9.69%	1,905	2003
	9.193065	9.342962	1.63%	998	2002
	10.376699	9.193065	-11.41%	281	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.126741	13.562316	11.84%	19,324	2007
	11.081098	12.126741	9.44%	20,349	2006
	10.723092	11.081098	3.34%	21,513	2005
	10.003605	10.723092	7.19%	21,803	2004
	8.536467	10.003605	17.19%	19,381	2003
	9.472364	8.536467	-9.88%	454	2002
	10.235381	9.472364	-7.45%	455	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.460751	12.955375	3.97%	8,059	2007
	12.147313	12.460751	2.58%	6,062	2006
	12.148163	12.147313	-0.01%	6,132	2005
	11.884520	12.148163	2.22%	5,541	2004
	11.592659	11.884520	2.52%	6,179	2003
	10.810574	11.592659	7.23%	549	2002
	10.223176	10.810574	5.75%	158	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.132420	11.367963	12.19%	33,516	2007
	8.801610	10.132420	15.12%	35,343	2006
	8.205310	8.801610	7.27%	37,012	2005
	7.610450	8.205310	7.82%	38,929	2004
	6.595336	7.610450	15.39%	33,478	2003
	8.552871	6.595336	-22.89%	4,116	2002
	10.215853	8.552871	-16.28%	6,271	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.778636	15.823192	14.84%	0	2007
	12.079699	13.778636	14.06%	0	2006
	10.860359	12.079699	11.23%	54	2005
	10.000000	10.860359	8.60%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.219567	13.724659	48.86%	0	2007
	10.000000	9.219567	-7.80%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.115622	21.342511	41.20%	780	2007
	12.240271	15.115622	23.49%	780	2006
	10.000000	12.240271	22.40%	780	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.197317	11.123577	20.94%	34,433	2007
	8.898245	9.197317	3.36%	36,517	2006
	8.129616	8.898245	9.45%	38,923	2005
	7.997295	8.129616	1.65%	44,050	2004
	6.604414	7.997295	21.09%	38,445	2003
	8.528287	6.604414	-22.56%	4,588	2002
	10.118802	8.528287	-15.72%	6,328	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.546753	14.865396	2.19%	1,273	2007
	13.406474	14.546753	8.51%	1,393	2006
	13.285735	13.406474	0.91%	1,646	2005
	12.289581	13.285735	8.11%	935	2004
	10.430630	12.289581	17.82%	0	2003
	10.819198	10.430630	-3.59%	322	2002
	10.071541	10.819198	7.42%	3,602	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.760111	14.035031	19.34%	4,588	2007
	9.877812	11.760111	19.06%	4,305	2006
	8.618184	9.877812	14.62%	4,104	2005
	7.682777	8.618184	12.18%	5,424	2004
	6.251248	7.682777	22.90%	3,179	2003
	7.762028	6.251248	-19.46%	878	2002
	10.144657	7.762028	-23.49%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.595135	17.941264	8.11%	715	2007
	13.010858	16.595135	27.55%	716	2006
	11.894092	13.010858	9.39%	870	2005
	10.000000	11.894092	18.94%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.739405	12.955375	3.97%	8,059	2007
	11.475171	11.739405	2.30%	2,311	2006
	11.468390	11.475171	0.06%	2,312	2005
	11.469798	11.468390	-0.01%	3,794	2004
	11.299556	11.469798	1.51%	1,611	2003
	10.891410	11.299556	3.75%	0	2002
	10.135487	10.891410	7.46%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.659028	15.358998	4.78%	1,013	2007
	13.269427	14.659028	10.47%	1,013	2006
	11.156430	13.269427	18.94%	1,013	2005
	10.000000	11.156430	11.56%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.089818	13.396095	10.80%	0	2007
	11.317461	12.089818	6.82%	0	2006
	10.000000	11.317461	13.17%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.329999	10.632994	2.93%	2,614	2007
	10.063013	10.329999	2.65%	2,386	2006
	9.977747	10.063013	0.85%	2,016	2005
	10.070167	9.977747	-0.92%	3,246	2004
	10.181460	10.070167	-1.09%	1,413	2003
	10.230478	10.181460	-0.48%	0	2002
	10.037013	10.230478	1.93%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.558387	10.742095	1.74%	0	2007
	10.240640	10.558387	3.10%	0	2006
	10.203049	10.240640	0.37%	97	2005
	10.000000	10.203049	2.03%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.259294	14.253313	-17.42%	1,761	2007
	13.482646	17.259294	28.01%	1,761	2006
	12.362288	13.482646	9.06%	1,762	2005
	10.000000	12.362288	23.62%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.306359	13.835317	22.37%	2,624	2007
	10.651178	11.306359	6.15%	2,734	2006
	9.231828	10.651178	15.37%	2,943	2005
	8.070439	9.231828	14.39%	3,051	2004
	6.286765	8.070439	28.37%	2,932	2003
	8.405267	6.286765	-25.20%	0	2002
	9.698352	8.405267	-13.33%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.910771	14.420090	11.69%	4,465	2007
	12.489019	12.910771	3.38%	4,757	2006
	11.243042	12.489019	11.08%	4,936	2005
	9.996902	11.243042	12.47%	5,865	2004
	7.482762	9.996902	33.60%	4,192	2003
	9.723384	7.482762	-23.04%	1,892	2002
	10.077364	9.723384	-3.51%	0	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.218267	12.468453	-5.67%	801	2007
	11.496134	13.218267	14.98%	802	2006
	11.217033	11.496134	2.49%	803	2005
	10.000000	11.217033	12.17%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.239368	14.275980	0.26%	4,602	2007
	12.380306	14.239368	15.02%	4,893	2006
	12.048126	12.380306	2.76%	5,890	2005
	10.674555	12.048126	12.87%	6,630	2004
	8.670678	10.674555	23.11%	4,924	2003
	10.093129	8.670678	-14.09%	771	2002
	10.000000	10.093129	0.93%	0	2001*

Optional Benefits Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.469163	23.340893	41.72%	84,091	2007
	13.936614	16.469163	18.17%	88,895	2006
	11.401921	13.936614	22.23%	86,722	2005
	10.232375	11.401921	11.43%	79,983	2004
	9.333060	10.232375	9.64%	82,059	2003
	9.188001	9.333060	1.58%	58,134	2002
	10.376296	9.188001	-11.45%	9,170	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.089373	13.513613	11.78%	11,475	2007
	11.052553	12.089373	9.38%	14,532	2006
	10.700889	11.052553	3.29%	32,757	2005
	9.987963	10.700889	7.14%	36,224	2004
	8.527445	9.987963	17.13%	34,368	2003
	9.467156	8.527445	-9.93%	20,989	2002
	10.234981	9.467156	-7.50%	3,973	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.422326	12.908817	3.92%	23,923	2007
	12.116004	12.422326	2.53%	15,354	2006
	12.122999	12.116004	-0.06%	18,826	2005
	11.865931	12.122999	2.17%	23,573	2004
	11.580409	11.865931	2.47%	33,449	2003
	10.804637	11.580409	7.18%	23,807	2002
	10.222778	10.804637	5.69%	4,722	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.101156	11.327103	12.14%	65,343	2007
	8.778896	10.101156	15.06%	78,762	2006
	8.188281	8.778896	7.21%	88,770	2005
	7.598516	8.188281	7.76%	91,436	2004
	6.588340	7.598516	15.33%	91,956	2003
	8.548156	6.588340	-22.93%	61.659	2002
	10.215459	8.548156	-16.32%	18,074	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.760054	15.793795	14.78%	34,151	2007
	12.069520	13.760054	14.01%	29,596	2006
	10.856710	12.069520	11.17%	9,509	2005
	10.000000	10.856710	8.57%	540	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.216455	13.713029	48.79%	23,525	2007
	10.000000	9.216455	-7.84%	10,368	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.103507	21.314520	41.12%	49,009	2007
	12.236657	15.103507	23.43%	42,522	2006
	10.000000	12.236657	22.37%	18,773	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.168922	11.083580	20.88%	92,740	2007
	8.875276	9.168922	3.31%	121,474	2006
	8.112732	8.875276	9.40%	159,172	2005
	7.984761	8.112732	1.60%	178,982	2004
	6.597416	7.984761	21.03%	172,566	2003
	8.523596	6.597416	-22.60%	107,916	2002
	10.118412	8.523596	-15.76%	17,795	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.501902	14.811993	2.14%	21,982	2007
	13.371913	14.501902	8.45%	19,458	2006
	13.258190	13.371913	0.86%	40,780	2005
	12.270338	13.258190	8.05%	45,187	2004
	10.419593	12.270338	17.76%	40,319	2003
	10.813239	10.419593	-3.64%	16,847	2002
	10.071148	10.813239	7.37%	1,276	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.723870	13.984629	19.28%	35,560	2007
	9.852367	11.723870	19.00%	23,668	2006
	8.600337	9.852367	14.56%	16,650	2005
	7.670770	8.600337	12.12%	17,236	2004
	6.244630	7.670770	22.84%	13,704	2003
	7.757760	6.244630	-19.50%	10,331	2002
	10.144267	7.757760	-23.53%	4,968	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.572755	17.907924	8.06%	20,190	2007
	12.999900	16.572755	27.48%	14,214	2006
	11.890094	12.999900	9.33%	14,176	2005
	10.000000	11.890094	18.90%	3,537	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.703196	12.908817	3.92%	23,923	2007
	11.445586	11.703196	2.25%	9,725	2006
	11.444612	11.445586	0.01%	7,872	2005
	11.451831	11.444612	-0.06%	8,185	2004
	11.287606	11.451831	1.45%	8,228	2003
	10.885429	11.287606	3.96%	6,196	2002
	10.135094	10.885429	7.40%	1,750	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.639232	15.330420	4.72%	8,809	2007
	13.258237	14.639232	10.42%	8,265	2006
	11.152675	13.258237	18.88%	3,712	2005
	10.000000	11.152675	11.53%	1,254	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.080134	13.378526	10.75%	27,759	2007
	11.314133	12.080134	6.77%	24,843	2006
	10.000000	11.314133	13.14%	9,076	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.298150	10.594795	2.88%	4,659	2007
	10.037070	10.298150	2.60%	1,211	2006
	9.957068	10.037070	0.80%	2,063	2005
	10.054405	9.957068	-0.97%	2,263	2004
	10.170692	10.054405	-1.14%	912	2003
	10.224856	10.170692	-0.53%	0	2002
	10.036623	10.224856	1.88%	4,864	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.545496	10.723506	1.69%	2,054	2007
	10.233317	10.545496	3.05%	2,247	2006
	10.200913	10.233317	0.32%	1,746	2005
	10.000000	10.200913	2.01%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.238217	14.228624	-17.46%	8,174	2007
	13.472997	17.238217	27.95%	12,167	2006
	12.359706	13.472997	9.01%	6,278	2005
	10.000000	12.359706	23.60%	5,847	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.271514	13.785629	22.31%	97,023	2007
	10.623739	11.271514	6.10%	109,717	2006
	9.212702	10.623739	15.32%	103,079	2005
	8.057817	9.212702	14.33%	104,030	2004
	6.280120	8.057817	28.31%	96,731	2003
	8.400646	6.280120	-25.24%	56,291	2002
	9.697972	8.400646	-13.38%	7,637	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.870918	14.368236	11.63%	68,215	2007
	12.456782	12.870918	3.32%	90,040	2006
	11.219695	12.456782	11.03%	94,398	2005
	9.981231	11.219695	12.41%	105,585	2004
	7.474828	9.981231	33.53%	103,131	2003
	9.718031	7.474828	-23.08%	59,879	2002
	10.076969	9.718031	-3.56%	8,988	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.200446	12.445282	-5.72%	8,286	2007
	11.486449	13.200446	14.92%	7,329	2006
	11.213262	11.486449	2.44%	7,340	2005
	10.000000	11.213262	12.13%	851	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.198448	14.227682	0.21%	49,522	2007
	12.350978	14.198448	14.96%	55,984	2006
	12.025678	12.350978	2.71%	70,478	2005
	10.660084	12.025678	12.81%	72,660	2004
	8.663319	10.660084	23.05%	66,245	2003
	10.089696	8.663319	-14.14%	41,852	2002
	10.000000	10.089696	0.90%	2,754	2001*

Optional Benefits Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.418374	23.257023	41.65%	6,377	2007
	13.900692	16.418374	18.11%	6,687	2006
	11.378295	13.900692	22.17%	3,955	2005
	10.216357	11.378295	11.37%	4,336	2004
	9.323181	10.216357	9.58%	4,499	2003
	9.182946	9.323181	1.53%	3,436	2002
	10.375893	9.182946	-11.50%	1,379	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.052049	13.465010	11.72%	3,263	2007
	11.024019	12.052049	9.33%	3,510	2006
	10.678678	11.024019	3.23%	3,788	2005
	9.972315	10.678678	7.08%	4,075	2004
	8.518415	9.972315	17.07%	4,003	2003
	9.461947	8.518415	-9.97%	4,003	2002
	10.234586	9.461947	-7.55%	2,648	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.383989	12.862422	3.86%	7,882	2007
	12.084738	12.383989	2.48%	4,984	2006
	12.097853	12.084738	-0.11%	6,039	2005
	11.847341	12.097853	2.11%	6,350	2004
	11.568155	11.847341	2.41%	6,315	2003
	10.798693	11.568155	7.13%	6,307	2002
	10.222381	10.798693	5.64%	2,555	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.070006	11.286404	12.08%	12,034	2007
	8.756261	10.070006	15.00%	12,645	2006
	8.171308	8.756261	7.16%	19,402	2005
	7.586615	8.171308	7.71%	20,470	2004
	6.581369	7.586615	15.27%	20,344	2003
	8.543459	6.581369	-22.97%	19,510	2002
	10.215063	8.543459	-16.36%	14,223	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.741488	15.764411	14.72%	0	2007
	12.059347	13.741488	13.95%	0	2006
	10.853055	12.059347	11.11%	0	2005
	10.000000	10.853055	8.53%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.213342	13.701387	48.71%	0	2007
	10.000000	9.213342	-7.87%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.091398	21.286548	41.05%	1,086	2007
	12.233048	15.091398	23.37%	870	2006
	10.000000	12.233048	22.33%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.140601	11.043691	20.82%	6,979	2007
	8.852353	9.140601	3.26%	7,319	2006
	8.095891	8.852353	9.34%	7,834	2005
	7.972240	8.095891	1.55%	8,180	2004
	6.590424	7.972240	20.97%	7,355	2003
	8.518902	6.590424	-22.64%	4,788	2002
	10.118020	8.518902	-15.80%	3,078	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.457179	14.758773	2.09%	2,765	2007
	13.337425	14.457179	8.40%	2,788	2006
	13.230708	13.337425	0.81%	1,547	2005
	12.251129	13.230708	8.00%	1,560	2004
	10.408568	12.251129	17.70%	1,369	2003
	10.807291	10.408568	-3.69%	913	2002
	10.070760	10.807291	7.31%	825	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.687682	13.934345	19.22%	6,231	2007
	9.826938	11.687682	18.94%	6,328	2006
	8.582491	9.826938	14.50%	5,270	2005
	7.658736	8.582491	12.06%	5,276	2004
	6.238005	7.658736	22.78%	4,996	2003
	7.753477	6.238005	-19.55%	2,176	2002
	10.143870	7.753477	-23.56%	1,183	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.550400	17.874630	8.00%	972	2007
	12.988952	16.550400	27.42%	1,032	2006
	11.886106	12.988952	9.28%	0	2005
	10.000000	11.886106	18.86%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.667107	12.862422	3.86%	7,882	2007
	11.416073	11.667107	2.20%	3,240	2006
	11.420897	11.416073	-0.04%	3,267	2005
	11.433913	11.420897	-0.11%	3,342	2004
	11.275663	11.433913	1.40%	3,674	2003
	10.879451	11.275663	3.64%	2,949	2002
	10.134702	10.879451	7.35%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.619514	15.301934	4.67%	1,401	2007
	13.247095	14.619514	10.36%	892	2006
	11.148934	13.247095	18.82%	0	2005
	10.000000	11.148934	11.49%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.070453	13.360973	10.69%	579	2007
	11.310791	12.070453	6.72%	579	2006
	10.000000	11.310791	13.11%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.266377	10.556708	2.83%	329	2007
	10.011179	10.266377	2.55%	286	2006
	9.936424	10.011179	0.75%	284	2005
	10.038665	9.936424	-1.02%	262	2004
	10.159933	10.038665	-1.19%	269	2003
	10.219232	10.159933	-0.58%	0	2002
	10.036232	10.219232	1.82%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.532567	10.704881	1.64%	0	2007
	10.225962	10.532567	3.00%	0	2006
	10.198772	10.225962	0.27%	0	2005
	10.000000	10.198772	1.99%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.217135	14.203946	-17.50%	1,386	2007
	13.463339	17.217135	27.88%	1,562	2006
	12.357120	13.463339	8.95%	0	2005
	10.000000	12.357120	23.57%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.236701	13.736038	22.24%	3,152	2007
	10.596290	11.236701	6.04%	3,396	2006
	9.193564	10.596290	15.26%	7,241	2005
	8.045180	9.193564	14.27%	7,556	2004
	6.273457	8.045180	28.24%	7,705	2003
	8.396010	6.273457	-25.28%	6,023	2002
	9.697594	8.396010	-13.42%	3,829	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.831230	14.316607	11.58%	1,693	2007
	12.424678	12.831230	3.27%	1,897	2006
	11.196441	12.424678	10.97%	5,055	2005
	9.965598	11.196441	12.35%	5,343	2004
	7.466909	9.965598	33.46%	5,367	2003
	9.712673	7.466909	-23.12%	3,172	2002
	10.076578	9.712673	-3.61%	1,047	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.182617	12.422115	-5.77%	0	2007
	11.476758	13.182617	14.86%	0	2006
	11.209485	11.476758	2.38%	0	2005
	10.000000	11.209485	12.09%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.157624	14.179523	0.15%	4,827	2007
	12.321716	14.157624	14.90%	5,374	2006
	12.003276	12.321716	2.65%	5,519	2005
	10.645628	12.003276	12.75%	5,749	2004
	8.655972	10.645628	22.99%	5,837	2003
	10.086266	8.655972	-14.18%	5,202	2002
	10.000000	10.086266	0.86%	2,010	2001*

Optional Benefits Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.367681	23.173382	41.58%	15,535	2007
	13.864795	16.367681	18.05%	18,931	2006
	11.354672	13.864795	22.11%	19,260	2005
	10.200337	11.354672	11.32%	19,831	2004
	9.313310	10.200337	9.52%	15,585	2003
	9.177891	9.313310	1.48%	7,040	2002
	10.375491	9.177891	-11.54%	4,238	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	12.014846	13.416583	11.67%	8,258	2007
	10.995573	12.014846	9.27%	14,753	2006
	10.656532	10.995573	3.18%	14,885	2005
	9.956696	10.656532	7.03%	15,220	2004
	8.509395	9.956696	17.01%	13,345	2003
	9.456739	8.509395	-10.02%	9,078	2002
	10.234189	9.456739	-7.60%	5,520	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.345780	12.816170	3.81%	7,682	2007
	12.053554	12.345780	2.42%	12,733	2006
	12.072760	12.053554	-0.16%	12,464	2005
	11.828774	12.072760	2.06%	12,596	2004
	11.555910	11.828774	2.36%	13,053	2003
	10.792757	11.555910	7.07%	5,252	2002
	10.221984	10.792757	5.58%	3,913	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.038903	11.245791	12.02%	7,661	2007
	8.733643	10.038903	14.95%	10,859	2006
	8.154339	8.733643	7.10%	14,242	2005
	7.574721	8.154339	7.65%	13,535	2004
	6.574382	7.574721	15.22%	14,101	2003
	8.538740	6.574382	-23.01%	10,161	2002
	10.214664	8.538740	-16.41%	6,583	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.722948	15.735105	14.66%	626	2007
	12.049184	13.722948	13.89%	603	2006
	10.849412	12.049184	11.06%	0	2005
	10.000000	10.849412	8.49%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.210232	13.689761	48.64%	0	2007
	10.000000	9.210232	-7.90%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.079307	21.258617	40.98%	2,097	2007
	12.229450	15.079307	23.30%	3,848	2006
	10.000000	12.229450	22.29%	2,087	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.112400	11.003990	20.76%	12,171	2007
	8.829510	9.112400	3.20%	15,477	2006
	8.079089	8.829510	9.29%	18,850	2005
	7.959739	8.079089	1.50%	19,485	2004
	6.583431	7.959739	20.91%	19,698	2003
	8.514201	6.583431	-22.68%	16,875	2002
	10.117627	8.514201	-15.85%	12,684	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.412537	14.705677	2.03%	9,235	2007
	13.302997	14.412537	8.34%	16,409	2006
	13.203257	13.302997	0.76%	10,926	2005
	12.231922	13.203257	7.94%	11,269	2004
	10.397530	12.231922	17.64%	8,576	2003
	10.801340	10.397530	-3.74%	2,108	2002
	10.070364	10.801340	7.26%	1,219	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.651566	13.884189	19.16%	3,419	2007
	9.801536	11.651566	18.87%	4,019	2006
	8.564653	9.801536	14.44%	2,610	2005
	7.646706	8.564653	12.00%	2,758	2004
	6.231384	7.646706	22.71%	1,965	2003
	7.749199	6.231384	-19.59%	518	2002
	10.143475	7.749199	-23.60%	558	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.528063	17.841381	7.95%	63	2007
	12.977994	16.528063	27.35%	2,134	2006
	11.882106	12.977994	9.22%	99	2005
	10.000000	11.882106	18.82%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.631102	12.816170	3.81%	7,682	2007
	11.386612	11.631102	2.15%	3,015	2006
	11.397203	11.386612	-0.09%	3,004	2005
	11.416001	11.397203	-0.16%	3,338	2004
	11.263738	11.416001	1.35%	4,383	2003
	10.873469	11.263738	3.59%	0	2002
	10.134308	10.873469	7.29%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.599734	15.273422	4.61%	0	2007
	13.235888	14.599734	10.30%	0	2006
	11.145161	13.235888	18.76%	0	2005
	10.000000	11.145161	11.45%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.060759	13.343410	10.63%	857	2007
	11.307455	12.060759	6.66%	0	2006
	10.000000	11.307455	13.07%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.234684	10.518736	2.78%	1,526	2007
	9.985338	10.234684	2.50%	3,580	2006
	9.915806	9.985338	0.70%	2,159	2005
	10.022932	9.915806	-1.07%	3,800	2004
	10.149172	10.022932	-1.24%	1,799	2003
	10.213606	10.149172	-0.63%	1,813	2002
	10.035842	10.213606	1.77%	1,584	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.519699	10.686333	1.58%	604	2007
	10.218644	10.519699	2.95%	577	2006
	10.196629	10.218644	0.22%	91	2005
	10.000000	10.196629	1.97%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.196075	14.179316	-17.54%	0	2007
	13.453700	17.196075	27.82%	0	2006
	12.354526	13.453700	8.90%	0	2005
	10.000000	12.354526	23.55%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.202058	13.686681	22.18%	2,891	2007
	10.568981	11.202058	5.99%	5,055	2006
	9.174517	10.568981	15.20%	6,541	2005
	8.032584	9.174517	14.22%	7,212	2004
	6.266813	8.032584	28.18%	3,952	2003
	8.391394	6.266813	-25.32%	3,317	2002
	9.697219	8.391394	-13.47%	1,993	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.791582	14.265071	11.52%	3,788	2007
	12.392579	12.791582	3.22%	4,019	2006
	11.173187	12.392579	10.91%	9,572	2005
	9.949969	11.173187	12.29%	10,551	2004
	7.458986	9.949969	33.40%	6,767	2003
	9.707317	7.458986	-23.16%	4,693	2002
	10.076184	9.707317	-3.66%	2,469	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.164824	12.398995	-5.82%	823	2007
	11.467086	13.164824	14.81%	0	2006
	11.205722	11.467086	2.33%	0	2005
	10.000000	11.205722	12.06%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.116876	14.131483	0.10%	6,372	2007
	12.292488	14.116876	14.84%	7,957	2006
	11.980875	12.292488	2.60%	10,464	2005
	10.631170	11.980875	12.70%	10,744	2004
	8.648608	10.631170	22.92%	10,046	2003
	10.082827	8.648608	-14.22%	8,954	2002
	10.000000	10.082827	0.83%	8,019	2001*

Optional Benefits Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.317183	23.090085	41.51%	250,599	2007
	13.829041	16.317183	17.99%	284,932	2006
	11.331137	13.829041	22.04%	284,027	2005
	10.184374	11.331137	11.26%	270,078	2004
	9.303459	10.184374	9.47%	280,394	2003
	9.172845	9.303459	1.42%	161,009	2002
	10.375088	9.172845	-11.59%	65,148	2001
	10.000000	10.375088	3.75%	0	2000*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.977740	13.368309	11.61%	132,691	2007
	10.967172	11.977740	9.21%	155,601	2006
	10.634409	10.967172	3.13%	157,155	2005
	9.941075	10.634409	6.97%	166,466	2004
	8.500373	9.941075	16.95%	177,634	2003
	9.451524	8.500373	-10.06%	115.472	2002
	10.233790	9.451524	-7.64%	43,958	2001
	10.000000	10.233790	2.34%	122	2000*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.307655	12.770070	3.76%	174,861	2007
	12.022433	12.307655	2.37%	137,186	2006
	12.047708	12.022433	-0.21%	165,173	2005
	11.810247	12.047708	2.01%	184,719	2004
	11.543683	11.810247	2.31%	190,663	2003
	10.786820	11.543683	7.02%	146,951	2002
	10.221589	10.786820	5.53%	60,513	2001
	10.000000	10.221589	2.22%	122	2000*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.007879	11.205303	11.96%	447,003	2007
	8.711073	10.007879	14.89%	502,755	2006
	8.137392	8.711073	7.05%	555,200	2005
	7.562827	8.137392	7.60%	587,129	2004
	6.567410	7.562827	15.16%	626,095	2003
	8.534039	6.567410	-23.04%	471,337	2002
	10.214270	8.534039	-16.45%	155,669	2001
	10.000000	10.214270	2.14%	122	2000*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.704406	15.705806	14.60%	38,165	2007
	12.039021	13.704406	13.83%	30,335	2006
	10.845761	12.039021	11.00%	25,245	2005
	10.000000	10.845761	8.46%	9,048	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.207116	13.678145	48.56%	8,117	2007
	10.000000	9.207116	-7.93%	2,224	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.067189	21.230671	40.91%	40,213	2007
	12.225828	15.067189	23.24%	29,877	2006
	10.000000	12.225828	22.26%	9,149	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.084235	10.964368	20.70%	419,354	2007
	8.806697	9.084235	3.15%	509,730	2006
	8.062303	8.806697	9.23%	553,313	2005
	7.947249	8.062303	1.45%	622,230	2004
	6.576449	7.947249	20.84%	668,952	2003
	8.509507	6.576449	-22.72%	340,282	2002
	10.117234	8.509507	-15.89%	105,175	2001
	10.000000	10.117234	1.17%	74	2000*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.368077	14.652819	1.98%	101,349	2007
	13.268682	14.368077	8.29%	135,053	2006
	13.175880	13.268682	0.70%	138,811	2005
	12.212773	13.175880	7.89%	143,079	2004
	10.386539	12.212773	17.58%	139,597	2003
	10.795404	10.386539	-3.79%	75,415	2002
	10.069972	10.795404	7.20%	17,649	2001
	10.000000	10.069972	0.70%	50	2000*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.615577	13.834228	19.10%	93,742	2007
	9.776219	11.615577	18.81%	88,464	2006
	8.546859	9.776219	14.38%	87,266	2005
	7.634714	8.546859	11.95%	90,436	2004
	6.224770	7.634714	22.65%	102,167	2003
	7.744924	6.224770	-19.63%	46,392	2002
	10.143081	7.744924	-23.64%	15,417	2001
	10.000000	10.143081	1.43%	0	2000*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.505746	17.808170	7.89%	31,712	2007
	12.967046	16.505746	27.29%	27,445	2006
	11.878109	12.967046	9.17%	24,905	2005
	10.000000	11.878109	18.78%	3,563	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.595176	12.770070	3.76%	174,861	2007
	11.357208	11.595176	2.10%	60,627	2006
	11.373546	11.357208	-0.14%	64,146	2005
	11.398104	11.373546	-0.22%	80,349	2004
	11.251798	11.398104	1.30%	91,126	2003
	10.867472	11.251798	3.54%	42,869	2002
	10.133910	10.867472	7.24%	7,564	2001
	10.000000	10.133910	1.34%	0	2000*

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.580015	15.244988	4.56%	8,688	2007
	13.224727	14.580015	10.25%	7,480	2006
	11.141414	13.224727	18.70%	9,598	2005
	10.000000	11.141414	11.41%	7,960	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.051086	13.325893	10.58%	14,545	2007
	11.304117	12.051086	6.61%	9,486	2006
	10.000000	11.304117	13.04%	4,275	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.203077	10.480886	2.72%	58,339	2007
	9.959557	10.203077	2.45%	56,240	2006
	9.895226	9.959557	0.65%	31,670	2005
	10.007222	9.895226	-1.12%	42,385	2004
	10.138425	10.007222	-1.29%	49,735	2003
	10.207985	10.138425	-0.68%	52,169	2002
	10.035451	10.207985	1.72%	20,861	2001
	10.000000	10.035451	0.35%	0	2000*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.506815	10.667796	1.53%	21,958	2007
	10.211304	10.506815	2.89%	18,455	2006
	10.194486	10.211304	0.16%	9,988	2005
	10.000000	10.194486	1.94%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.175049	14.154722	-17.59%	18,073	2007
	13.444055	17.175049	27.75%	13,167	2006
	12.351936	13.444055	8.84%	6,996	2005
	10.000000	12.351936	23.52%	919	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.167421	13.637386	22.12%	175,546	2007
	10.541658	11.167421	5.94%	186,562	2006
	9.155443	10.541658	15.14%	187,056	2005
	8.019969	9.155443	14.16%	190,967	2004
	6.260157	8.019969	28.11%	172,424	2003
	8.386760	6.260157	-25.36%	115,979	2002
	9.696839	8.386760	-13.51%	32,954	2001
	10.000000	9.696839	-3.03%	0	2000*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.752071	14.213730	11.46%	138,286	2007
	12.360569	12.752071	3.17%	157,808	2006
	11.149982	12.360569	10.86%	179,985	2005
	9.934358	11.149982	12.24%	209,091	2004
	7.451065	9.934358	33.33%	188,308	2003
	9.701957	7.451065	-23.20%	136,733	2002
	10.075790	9.701957	-3.71%	46,396	2001
	10.000000	10.075790	0.76%	0	2000*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.147047	12.375917	-5.87%	17,947	2007
	11.457412	13.147047	14.75%	19,317	2006
	11.201949	11.457412	2.28%	21,166	2005
	10.000000	11.201949	12.02%	12,848	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.076270	14.083623	0.05%	154,577	2007
	12.263348	14.076270	14.78%	183,718	2006
	11.958537	12.263348	2.55%	206,321	2005
	10.616751	11.958537	12.64%	214,736	2004
	8.641266	10.616751	22.86%	200,241	2003
	10.079400	8.641266	-14.27%	110,904	2002
	10.000000	10.079400	0.79%	27,919	2001*

Optional Benefits Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.266808	23.007031	41.44%	81,402	2007
	13.793345	16.266808	17.93%	87,100	2006
	11.307615	13.793345	21.98%	81,930	2005
	10.168407	11.307615	11.20%	87,102	2004
	9.293602	10.168407	9.41%	74,372	2003
	9.167790	9.293602	1.37%	46,014	2002
	10.374687	9.167790	-11.63%	32,519	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.940751	13.320203	11.55%	52,542	2007
	10.938861	11.940751	9.16%	60,681	2006
	10.612329	10.938861	3.08%	61,908	2005
	9.925489	10.612329	6.92%	60,456	2004
	8.491357	9.925489	16.89%	44,781	2003
	9.446317	8.491357	-10.11%	26,865	2002
	10.233393	9.446317	-7.69%	19,309	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.269620	12.724081	3.70%	62,102	2007
	11.991376	12.269620	2.32%	55,704	2006
	12.022687	11.991376	-0.26%	54,324	2005
	11.791725	12.022687	1.96%	59,377	2004
	11.531449	11.791725	2.26%	60,970	2003
	10.780876	11.531449	6.96%	42,939	2002
	10.221188	10.780876	5.48%	33,079	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.976968	11.164979	11.91%	69,412	2007
	8.688574	9.976968	14.83%	71,435	2006
	8.120498	8.688574	7.00%	70,791	2005
	7.550959	8.120498	7.54%	77,519	2004
	6.560440	7.550959	15.10%	76,130	2003
	8.529332	6.560440	-23.08%	61,064	2002
	10.213876	8.529332	-16.49%	41,172	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.685905	15.676559	14.55%	3,348	2007
	12.028860	13.685905	13.78%	2,553	2006
	10.842113	12.028860	10.95%	1,621	2005
	10.000000	10.842113	8.42%	945	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.204002	13.666521	48.48%	1,540	2007
	10.000000	9.204002	-7.96%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.055105	21.202788	40.83%	4,984	2007
	12.222219	15.055105	23.18%	4,405	2006
	10.000000	12.222219	22.22%	4,219	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.056152	10.924877	20.63%	127,709	2007
	8.783933	9.056152	3.10%	133,162	2006
	8.045554	8.783933	9.18%	136,931	2005
	7.934767	8.045554	1.40%	149,857	2004
	6.569458	7.934767	20.78%	127,619	2003
	8.504809	6.569458	-22.76%	66,083	2002
	10.116840	8.504809	-15.93%	58,794	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.323679	14.600056	1.93%	21,373	2007
	13.234405	14.323679	8.23%	19,484	2006
	13.148530	13.234405	0.65%	19,501	2005
	12.193625	13.148530	7.83%	20,798	2004
	10.375534	12.193625	17.52%	16,644	2003
	10.789458	10.375534	-3.84%	7,830	2002
	10.069584	10.789458	7.15%	8,100	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.579680	13.784418	19.04%	8,417	2007
	9.750960	11.579680	18.75%	8,406	2006
	8.529109	9.750960	14.33%	6,071	2005
	7.622729	8.529109	11.89%	7,721	2004
	6.218168	7.622729	22.59%	7,469	2003
	7.740655	6.218168	-19.67%	3,388	2002
	10.142686	7.740655	-23.68%	3,290	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.483458	17.775027	7.84%	4,599	2007
	12.956103	16.483458	27.23%	2,172	2006
	11.874109	12.956103	9.11%	2,229	2005
	10.000000	11.874109	18.74%	2,205	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.559341	12.724081	3.70%	62,102	2007
	11.327869	11.559341	2.04%	8,120	2006
	11.349929	11.327869	-0.19%	10,985	2005
	11.380229	11.349929	-0.27%	14,557	2004
	11.239875	11.380229	1.25%	10,375	2003
	10.861491	11.239875	3.48%	5,797	2002
	10.133516	10.861491	7.18%	5,621	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.560338	15.216622	4.51%	1,630	2007
	13.213592	14.560338	10.19%	1,630	2006
	11.137673	13.213592	18.64%	1,630	2005
	10.000000	11.137673	11.38%	1,480	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.041399	13.308372	10.52%	2,012	2007
	11.300782	12.041399	6.55%	0	2006
	10.000000	11.300782	13.01%	2,261	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.171550	10.443152	2.67%	5,436	2007
	9.933826	10.171550	2.39%	5,792	2006
	9.874674	9.933826	0.60%	4,460	2005
	9.991522	9.874674	-1.17%	4,667	2004
	10.127677	9.991522	-1.34%	35,288	2003
	10.202360	10.127677	-0.73%	38,236	2002
	10.035060	10.202360	1.67%	67,506	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.493941	10.649262	1.48%	5,322	2007
	10.203975	10.493941	2.84%	266	2006
	10.192346	10.203975	0.11%	266	2005
	10.000000	10.192346	1.92%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.154012	14.130142	-17.63%	5,621	2007
	13.434409	17.154012	27.69%	2,591	2006
	12.349343	13.434409	8.79%	1,539	2005
	10.000000	12.349343	23.49%	1,550	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.132925	13.588299	22.06%	32,815	2007
	10.514438	11.132925	5.88%	34,365	2006
	9.136430	10.514438	15.08%	39,370	2005
	8.007398	9.136430	14.10%	38,311	2004
	6.253523	8.007398	28.05%	38,223	2003
	8.382138	6.253523	-25.39%	14,051	2002
	9.696462	8.382138	-13.55%	6,231	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.712663	14.162554	11.41%	23,393	2007
	12.328642	12.712663	3.11%	21,483	2006
	11.126823	12.328642	10.80%	21,963	2005
	9.918772	11.126823	12.18%	25,187	2004
	7.443165	9.918772	33.26%	27,400	2003
	9.696613	7.443165	-23.24%	11,644	2002
	10.075400	9.696613	-3.76%	5,953	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.129271	12.352856	-5.91%	959	2007
	11.447738	13.129271	14.69%	963	2006
	11.198178	11.447738	2.23%	943	2005
	10.000000	11.198178	11.98%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	14.035747	14.035888	0.00%	27,399	2007
	12.234249	14.035747	14.73%	32,771	2006
	11.936220	12.234249	2.50%	32,373	2005
	10.602328	11.936220	12.58%	31,230	2004
	8.633911	10.602328	22.80%	28,309	2003
	10.075958	8.633911	-14.31%	7,003	2002
	10.000000	10.075958	0.76%	362	2001*

Optional Benefits Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.216512	22.924163	41.36%	14,972	2007
	13.757682	16.216512	17.87%	14,969	2006
	11.284110	13.757682	21.92%	12,131	2005
	10.152439	11.284110	11.15%	8,340	2004
	9.283743	10.152439	9.36%	9,986	2003
	9.162734	9.283743	1.32%	2,563	2002
	10.374284	9.162734	-11.68%	856	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.903856	13.272253	11.50%	1,390	2007
	10.910595	11.903856	9.10%	1,388	2006
	10.590282	10.910595	3.02%	1,822	2005
	9.909910	10.590282	6.87%	1,811	2004
	8.482350	9.909910	16.83%	2,102	2003
	9.441109	8.482350	-10.16%	1,584	2002
	10.232994	9.441109	-7.74%	290	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.231722	12.678289	3.65%	12,716	2007
	11.960409	12.231722	2.27%	10,082	2006
	11.997729	11.960409	-0.31%	9,922	2005
	11.773243	11.997729	1.91%	7,787	2004
	11.519240	11.773243	2.21%	7,573	2003
	10.774936	11.519240	6.91%	10,395	2002
	10.220790	10.774936	5.42%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.946095	11.124729	11.85%	41,708	2007
	8.666092	9.946095	14.77%	42,325	2006
	8.103604	8.666092	6.94%	42,861	2005
	7.539101	8.103604	7.49%	49,133	2004
	6.553473	7.539101	15.04%	55,013	2003
	8.524624	6.553473	-23.12%	51,170	2002
	10.213477	8.524624	-16.54%	1,363	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.667398	15.647355	14.49%	2,905	2007
	12.018704	13.667398	13.72%	3,049	2006
	10.838453	12.018704	10.89%	2,228	2005
	10.000000	10.838453	8.38%	2,324	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.200892	13.654905	48.41%	0	2007
	10.000000	9.200892	-7.99%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.043015	21.174907	40.76%	5,171	2007
	12.218605	15.043015	23.12%	6,552	2006
	10.000000	12.218605	22.19%	3,168	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.028161	10.885524	20.57%	56,685	2007
	8.761234	9.028161	3.05%	59,723	2006
	8.028841	8.761234	9.12%	64,259	2005
	7.922325	8.028841	1.34%	79,804	2004
	6.562499	7.922325	20.72%	96,411	2003
	8.500123	6.562499	-22.80%	55,379	2002
	10.116448	8.500123	-15.98%	1,233	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.279392	14.547469	1.88%	16,733	2007
	13.200188	14.279392	8.18%	18,074	2006
	13.121198	13.200188	0.60%	26,567	2005
	12.174486	13.121198	7.78%	24,254	2004
	10.364526	12.174486	17.46%	21,762	2003
	10.783508	10.364526	-3.89%	14,762	2002
	10.069190	10.783508	7.09%	158	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.543887	13.734768	18.98%	15,659	2007
	9.725760	11.543887	18.69%	18,236	2006
	8.511386	9.725760	14.27%	13,903	2005
	7.610765	8.511386	11.83%	26,813	2004
	6.211565	7.610765	22.53%	26,841	2003
	7.736379	6.211565	-19.71%	18,302	2002
	10.142291	7.736379	-23.72%	172	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.461167	17.741899	7.78%	8,013	2007
	12.945156	16.461167	27.16%	8,973	2006
	11.870111	12.945156	9.06%	7,545	2005
	10.000000	11.870111	18.70%	2,533	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.523599	12.678289	3.65%	12,716	2007
	11.298572	11.523599	1.99%	6,780	2006
	11.326333	11.298572	-0.25%	5,799	2005
	11.362367	11.326333	-0.32%	7,331	2004
	11.227962	11.362367	1.20%	5,884	2003
	10.855504	11.227962	3.43%	328	2002
	10.133123	10.855504	7.13%	362	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.540626	15.188223	4.45%	476	2007
	13.202420	14.540626	10.14%	364	2006
	11.133916	13.202420	18.58%	1,945	2005
	10.000000	11.133916	11.34%	1,581	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.031718	13.290861	10.47%	3,138	2007
	11.297430	12.031718	6.50%	3,213	2006
	10.000000	11.297430	12.97%	1,851	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.140106	10.405536	2.62%	10,194	2007
	9.908151	10.140106	2.34%	3,805	2006
	9.854158	9.908151	0.55%	2,292	2005
	9.975848	9.854158	-1.22%	6,174	2004
	10.116942	9.975848	-1.39%	6,806	2003
	10.196739	10.116942	-0.78%	574	2002
	10.034669	10.196739	1.62%	193	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.481073	10.630759	1.43%	0	2007
	10.196645	10.481073	2.79%	0	2006
	10.190202	10.196645	0.06%	0	2005
	10.000000	10.190202	1.90%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.133009	14.105608	-17.67%	3,065	2007
	13.424770	17.133009	27.62%	5,302	2006
	12.346755	13.424770	8.73%	5,210	2005
	10.000000	12.346755	23.47%	3,313	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.098498	13.539355	21.99%	28,198	2007
	10.487250	11.098498	5.83%	26,979	2006
	9.117437	10.487250	15.02%	27,606	2005
	7.994819	9.117437	4.04%	29,165	2004
	6.246875	7.994819	27.98%	29,381	2003
	8.377507	6.246875	-25.43%	987	2002
	9.696083	8.377507	-13.60%	363	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.673334	14.111521	11.35%	38,368	2007
	12.296744	12.673334	3.06%	41,324	2006
	11.103670	12.296744	10.74%	43,035	2005
	9.903176	11.103670	12.12%	50,864	2004
	7.435249	9.903176	33.19%	53,884	2003
	9.691246	7.435249	-23.28%	39,141	2002
	10.075004	9.691246	-3.81%	964	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.111545	12.329851	-5.96%	1,247	2007
	11.438085	13.111545	14.63%	1,247	2006
	11.194411	11.438085	2.18%	3,070	2005
	10.000000	11.194411	11.94%	1,905	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.995294	13.988274	-0.05%	38,093	2007
	12.205190	13.995294	14.67%	39,632	2006
	11.913919	12.205190	2.44%	39,900	2005
	10.587913	11.913919	12.52%	41,261	2004
	8.626571	10.587913	22.74%	40,802	2003
	10.072534	8.626571	-14.36%	26,955	2002
	10.000000	10.072534	0.73%	19,102	2001*

Optional Benefits Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.166397	22.841603	41.29%	107,165	2007
	13.722139	16.166397	17.81%	119,445	2006
	11.260676	13.722139	21.86%	103,414	2005
	10.136509	11.260676	11.09%	122,178	2004
	9.273900	10.136509	9.30%	130,664	2003
	9.157678	9.273900	1.27%	102,160	2002
	10.373881	9.157678	-11.72%	29,592	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.867001	13.224378	11.44%	36,995	2007
	10.882342	11.867001	9.05%	39,802	2006
	10.568239	10.882342	2.97%	47,024	2005
	9.894326	10.568239	6.81%	57,078	2004
	8.473330	9.894326	16.77%	51,901	2003
	9.435894	8.473330	-10.20%	29,937	2002
	10.232597	9.435894	-7.79%	20,838	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.193868	12.632579	3.60%	97,777	2007
	11.929452	12.193868	2.22%	84,402	2006
	11.972776	11.929452	-0.36%	91,651	2005
	11.754754	11.972776	1.85%	107,941	2004
	11.507021	11.754754	2.15%	125,446	2003
	10.768998	11.507021	6.85%	72,439	2002
	10.220393	10.768998	5.37%	10,066	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.915352	11.084666	11.79%	140,796	2007
	8.643698	9.915352	14.71%	153,508	2006
	8.086758	8.643698	6.89%	167,127	2005
	7.527257	8.086758	7.43%	180,755	2004
	6.546524	7.527257	14.98%	182,266	2003
	8.519930	6.546524	-23.16%	140,425	2002
	10.213080	8.519930	-16.58%	26,338	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.648927	15.618199	14.43%	8,518	2007
	12.008565	13.648927	13.66%	8,516	2006
	10.834807	12.008565	10.83%	8,944	2005
	10.000000	10.834807	8.35%	5,465	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.197778	13.643292	48.33%	2,993	2007
	10.000000	9.197778	-8.02%	1,947	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.030923	21.147056	40.69%	15,177	2007
	12.214996	15.030923	23.05%	12,740	2006
	10.000000	12.214996	22.15%	4,341	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.000207	10.846268	20.51%	157,899	2007
	8.738546	9.000207	2.99%	176,688	2006
	8.012116	8.738546	9.07%	204,619	2005
	7.909852	8.012116	1.29%	248,027	2004
	6.555505	7.909852	20.66%	233,408	2003
	8.495416	6.555505	-22.83%	170,638	2002
	10.116055	8.495416	-16.02%	22,865	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.235236	14.495047	1.83%	33,008	2007
	13.166055	14.235236	8.12%	36,145	2006
	13.093921	13.166055	0.55%	38,144	2005
	12.155367	13.093921	7.72%	41,371	2004
	10.353516	12.155367	17.40%	42,392	2003
	10.777559	10.353516	-3.93%	39,866	2002
	10.068796	10.777559	7.04%	2,835	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.508158	13.685246	18.92%	41,536	2007
	9.700590	11.508158	18.63%	42,449	2006
	8.493683	9.700590	14.21%	40,490	2005
	7.598803	8.493683	11.78%	43,390	2004
	6.204963	7.598803	22.46%	45,508	2003
	7.732108	6.204963	-19.75%	21,895	2002
	10.141898	7.732108	-23.76%	6,651	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.438933	17.708855	7.73%	6,604	2007
	12.934241	16.438933	27.10%	6,540	2006
	11.866121	12.934241	9.00%	7,746	2005
	10.000000	11.866121	18.66%	1,557	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.487982	12.632579	3.60%	97,777	2007
	11.269375	11.487982	1.94%	38,832	2006
	11.302805	11.269375	-0.30%	44,329	2005
	11.344538	11.302805	-0.37%	47,313	2004
	11.216051	11.344538	1.15%	66,986	2003
	10.849519	11.216051	3.38%	16,946	2002
	10.132726	10.849519	7.07%	2,517	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.520976	15.159934	4.40%	713	2007
	13.191283	14.520976	10.08%	1,071	2006
	11.130159	13.191283	18.52%	461	2005
	10.000000	11.130159	11.30%	828	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.022052	13.273376	10.41%	3,911	2007
	11.294094	12.022052	6.45%	4,687	2006
	10.000000	11.294094	12.94%	2,678	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.108739	10.368031	2.57%	40,726	2007
	9.882525	10.108739	2.29%	41,516	2006
	9.833672	9.882525	0.50%	18,836	2005
	9.960185	9.833672	-1.27%	21,838	2004
	10.106208	9.960185	-1.44%	20,956	2003
	10.191113	10.106208	-0.83%	18,185	2002
	10.034277	10.191113	1.56%	5,403	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.468224	10.612282	1.38%	1,524	2007
	10.189324	10.468224	2.74%	3,835	2006
	10.188062	10.189324	0.01%	4,610	2005
	10.000000	10.188062	1.88%	1,594	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.112019	14.081104	-17.71%	3,872	2007
	13.415136	17.112019	27.56%	6,186	2006
	12.344170	13.415136	8.68%	4,007	2005
	10.000000	12.344170	23.44%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.064134	13.490523	21.93%	69,067	2007
	10.460091	11.064134	5.77%	76,002	2006
	9.098452	10.460091	14.97%	88,755	2005
	7.982235	9.098452	13.98%	114,882	2004
	6.240231	7.982235	27.92%	87,475	2003
	8.372876	6.240231	-25.47%	44,422	2002
	9.695705	8.372876	-13.64%	4,060	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.634121	14.060636	11.29%	49,688	2007
	12.264939	12.634121	3.01%	53,936	2006
	11.080591	12.264939	10.69%	68,319	2005
	9.887634	11.080591	12.07%	81,740	2004
	7.427351	9.887634	33.12%	75,367	2003
	9.685904	7.427351	-23.32%	59,764	2002
	10.074612	9.685904	-3.86%	13,520	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.093809	12.306855	-6.01%	4,299	2007
	11.428424	13.093809	14.57%	4,750	2006
	11.190639	11.428424	2.12%	3,710	2005
	10.000000	11.190639	11.91%	2,115	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.954962	13.940799	-0.10%	53,104	2007
	12.176205	13.954962	14.61%	55,759	2006
	11.891670	12.176205	2.39%	68,724	2005
	10.573530	11.891670	12.47%	86,552	2004
	8.619231	10.573530	22.67%	88,278	2003
	10.069095	8.619231	-14.40%	58,626	2002
	10.000000	10.069095	0.69%	19,994	2001*

Optional Benefits Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.116368	22.759256	41.22%	2,482	2007
	13.686622	16.116368	17.75%	4,893	2006
	11.237242	13.686622	21.80%	4,675	2005
	10.120578	11.237242	11.03%	15,255	2004
	9.264049	10.120578	9.25%	15,405	2003
	9.152626	9.264049	1.22%	12,632	2002
	10.373475	9.152626	-11.77%	385	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.830281	13.176694	11.38%	34,444	2007
	10.854195	11.830281	8.99%	38,005	2006
	10.546257	10.854195	2.92%	43,013	2005
	9.878786	10.546257	6.76%	65,153	2004
	8.464340	9.878786	16.71%	59,429	2003
	9.430687	8.464340	-10.25%	52,237	2002
	10.232199	9.430687	-7.83%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.156169	12.587064	3.54%	15,797	2007
	11.898625	12.156169	2.16%	16,027	2006
	11.947895	11.898625	-0.41%	18,157	2005
	11.736302	11.947895	1.80%	39,914	2004
	11.494819	11.736302	2.10%	43,352	2003
	10.763059	11.494819	6.80%	38,544	2002
	10.219992	10.763059	5.31%	875	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.884667	11.044694	11.74%	69,275	2007
	8.621331	9.884667	14.65%	73,187	2006
	8.069940	8.621331	6.83%	82,394	2005
	7.515429	8.069940	7.38%	119,724	2004
	6.539562	7.515429	14.92%	114,114	2003
	8.515224	6.539562	-23.20%	101,597	2002
	10.212685	8.515224	-16.62%	16,691	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.630453	15.589064	14.37%	746	2007
	11.998403	13.630453	13.60%	746	2006
	10.831149	11.998403	10.78%	746	2005
	10.000000	10.831149	8.31%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.194660	13.631668	48.26%	0	2007
	10.000000	9.194660	-8.05%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.018837	21.119212	40.62%	1,180	2007
	12.211385	15.018837	22.99%	0	2006
	10.000000	12.211385	22.11%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.972360	10.807166	20.45%	59,224	2007
	8.715943	8.972360	2.94%	65,972	2006
	7.995459	8.715943	9.01%	74,147	2005
	7.897438	7.995459	1.24%	99,004	2004
	6.548549	7.897438	20.60%	88,637	2003
	8.490728	6.548549	-22.87%	76,045	2002
	10.115662	8.490728	-16.06%	7,966	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.191214	14.442807	1.77%	4,376	2007
	13.132019	14.191214	8.07%	5,660	2006
	13.066712	13.132019	0.50%	5,625	2005
	12.136294	13.066712	7.67%	5,547	2004
	10.342540	12.136294	17.34%	2,659	2003
	10.771613	10.342540	-3.98%	1,754	2002
	10.068404	10.771613	6.98%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.472577	13.635949	18.86%	1,019	2007
	9.675507	11.472577	18.57%	1,017	2006
	8.476018	9.675507	14.15%	1,016	2005
	7.586861	8.476018	11.72%	4,169	2004
	6.198374	7.586861	22.40%	4,354	2003
	7.727839	6.198374	-19.79%	3,497	2002
	10.141502	7.727839	-23.80%	1,249	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.416662	17.675803	7.67%	0	2007
	12.923293	16.416662	27.03%	0	2006
	11.862117	12.923293	8.95%	0	2005
	10.000000	11.862117	18.62%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.452430	12.587064	3.54%	15,797	2007
	11.240224	11.452430	1.89%	1,224	2006
	11.279304	11.240224	-0.35%	1,199	2005
	11.326736	11.279304	-0.42%	1,423	2004
	11.204162	11.326736	1.09%	2,327	2003
	10.843549	11.204162	3.33%	0	2002
	10.132332	10.843549	7.02%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.501329	15.131664	4.35%	1,496	2007
	13.180126	14.501329	10.02%	928	2006
	11.126400	13.180126	18.46%	928	2005
	10.000000	11.126400	11.26%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.012373	13.255882	10.35%	0	2007
	11.290750	12.012373	6.39%	0	2006
	10.000000	11.290750	12.91%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.077459	10.330650	2.51%	118	2007
	9.856957	10.077459	2.24%	100	2006
	9.813219	9.856957	0.45%	176	2005
	9.944540	9.813219	-1.32%	2,499	2004
	10.095481	9.944540	-1.50%	2,629	2003
	10.185490	10.095481	-0.88%	2,844	2002
	10.033886	10.185490	1.51%	1,200	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.455389	10.593846	1.32%	990	2007
	10.182003	10.455389	2.68%	990	2006
	10.185920	10.182003	-0.04%	990	2005
	10.000000	10.185920	1.86%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.091041	14.056628	-17.75%	1,016	2007
	13.405496	17.091041	27.49%	1,017	2006
	12.341572	13.405496	8.62%	1,017	2005
	10.000000	12.341572	23.42%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	11.029907	13.441886	21.87%	11,266	2007
	10.433043	11.029907	5.72%	12,093	2006
	9.079546	10.433043	14.91%	13,658	2005
	7.969711	9.079546	13.93%	15,451	2004
	6.233605	7.969711	27.85%	11,690	2003
	8.368253	6.233605	-25.51%	5,878	2002
	9.695327	8.368253	-13.69%	2,249	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.595025	14.009942	11.23%	3,709	2007
	12.233210	12.595025	2.96%	5,697	2006
	11.057533	12.233210	10.63%	5,786	2005
	9.872084	11.057533	12.01%	11,260	2004
	7.419447	9.872084	33.06%	9,594	2003
	9.680539	7.419447	-23.36%	8,230	2002
	10.074217	9.680539	-3.91%	4,531	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.076083	12.283895	-6.06%	1,256	2007
	11.418756	13.076083	14.51%	0	2006
	11.186860	11.418756	2.07%	0	2005
	10.000000	11.186860	11.87%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.914722	13.893468	-0.15%	2,111	2007
	12.147270	13.914722	14.55%	2,289	2006
	11.869450	12.147270	2.34%	5,115	2005
	10.559154	11.869450	12.41%	5,387	2004
	8.611900	10.559154	22.61%	4,364	2003
	10.065668	8.611900	-14.44%	3,548	2002
	10.000000	10.065668	0.66%	105	2001*

Optional Benefits Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.066488	22.677201	41.15%	2,445	2007
	13.651206	16.066488	17.69%	1,827	2006
	11.213865	13.651206	21.74%	1,854	2005
	10.104678	11.213865	10.98%	1,920	2004
	9.254213	10.104678	9.19%	1,914	2003
	9.147568	9.254213	1.17%	283	2002
	10.373073	9.147568	-11.81%	0	2001

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.793655	13.129172	11.32%	411	2007
	10.826099	11.793655	8.94%	42	2006
	10.524314	10.826099	2.87%	0	2005
	9.863260	10.524314	6.70%	1,019	2004
	8.455342	9.863260	16.65%	985	2003
	9.425476	8.455342	-10.29%	0	2002
	10.231800	9.425476	-7.88%	0	2001

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.118539	12.541668	3.49%	874	2007
	11.867828	12.118539	2.11%	582	2006
	11.923037	11.867828	-0.46%	563	2005
	11.717862	11.923037	1.75%	530	2004
	11.482613	11.717862	2.05%	530	2003
	10.757121	11.482613	6.74%	238	2002
	10.219596	10.757121	5.26%	0	2001

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.854046	11.004837	11.68%	1,304	2007
	8.598997	9.854046	14.60%	1,583	2006
	8.053125	8.598997	6.78%	1,508	2005
	7.503598	8.053125	7.32%	2,019	2004
	6.532589	7.503598	14.86%	1,949	2003
	8.510507	6.532589	-23.24%	0	2002
	10.212285	8.510507	-16.66%	0	2001

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.611999	15.559979	14.31%	1,231	2007
	11.988253	13.611999	13.54%	1,088	2006
	10.827497	11.988253	10.72%	1,088	2005
	10.000000	10.827497	8.27%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.191539	13.620070	48.18%	0	2007
	10.000000	9.191539	-8.08%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	15.006771	21.091432	40.55%	1,210	2007
	12.207781	15.006771	22.93%	903	2006
	10.000000	12.207781	22.08%	903	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.944580	10.768187	20.39%	2,614	2007
	8.693375	8.944580	2.89%	2,293	2006
	7.978813	8.693375	8.96%	2,148	2005
	7.885013	7.978813	1.19%	4,108	2004
	6.541581	7.885013	20.54%	3,976	2003
	8.486033	6.541581	-22.91%	314	2002
	10.115266	8.486033	-16.11%	0	2001

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.147269	14.390710	1.72%	270	2007
	13.098015	14.147269	8.01%	300	2006
	13.039511	13.098015	0.45%	296	2005
	12.117211	13.039511	7.61%	274	2004
	10.331553	12.117211	17.28%	288	2003
	10.765667	10.331553	-4.03%	0	2002
	10.068010	10.765667	6.93%	0	2001

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.437037	13.586731	18.80%	842	2007
	9.650451	11.437037	18.51%	0	2006
	8.458370	9.650451	14.09%	0	2005
	7.574934	8.458370	11.66%	0	2004
	6.191784	7.574934	22.34%	0	2003
	7.723559	6.191784	-19.83%	0	2002
	10.141106	7.723559	-23.84%	0	2001

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.394445	17.642836	7.61%	591	2007
	12.912365	16.394445	26.97%	831	2006
	11.858115	12.912365	8.89%	831	2005
	10.000000	11.858115	18.58%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.416993	12.541668	3.49%	874	2007
	11.211142	11.416993	1.84%	365	2006
	11.255842	11.211142	-0.40%	343	2005
	11.308941	11.255842	-0.47%	308	2004
	11.192263	11.308941	1.04%	301	2003
	10.837551	11.192263	3.27%	0	2002
	10.131937	10.837551	6.96%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.481690	15.103410	4.29%	326	2007
	13.168987	14.481690	9.97%	581	2006
	11.122649	13.168987	18.40%	581	2005
	10.000000	11.122649	11.23%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	12.002708	13.238439	10.30%	655	2007
	11.287407	12.002708	6.34%	677	2006
	10.000000	11.287407	12.87%	677	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	10.046252	10.293375	2.46%	0	2007
	9.831436	10.046252	2.18%	0	2006
	9.792796	9.831436	0.39%	0	2005
	9.928909	9.792796	-1.37%	0	2004
	10.084759	9.928909	-1.55%	0	2003
	10.179868	10.084759	-0.93%	0	2002
	10.033494	10.179868	1.46%	0	2001

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.442540	10.575394	1.27%	471	2007
	10.174671	10.442540	2.63%	990	2006
	10.183774	10.174671	-0.09%	990	2005
	10.000000	10.183774	1.84%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.070097	14.032196	-17.80%	607	2007
	13.395878	17.070097	27.43%	771	2006
	12.338984	13.395878	8.57%	771	2005
	10.000000	12.338984	23.39%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.995741	13.393382	21.81%	986	2007
	10.406024	10.995741	5.67%	1,538	2006
	9.060635	10.406024	14.85%	1,461	2005
	7.957160	9.060635	13.87%	3,258	2004
	6.226969	7.957160	27.79%	3,200	2003
	8.363628	6.226969	-25.55%	0	2002
	9.694949	8.363628	-13.73%	0	2001

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.556033	13.959415	11.18%	796	2007
	12.201543	12.556033	2.91%	1,043	2006
	11.034520	12.201543	10.58%	964	2005
	9.856571	11.034520	11.95%	2,536	2004
	7.411565	9.856571	32.99%	2,468	2003
	9.675182	7.411565	-23.40%	287	2002
	10.073824	9.675182	-3.96%	0	2001

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.058386	12.260965	-6.11%	489	2007
	11.409106	13.058386	14.46%	717	2006
	11.183090	11.409106	2.02%	717	2005
	10.000000	11.183090	11.83%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.874575	13.846284	-0.20%	4,729	2007
	12.118387	13.874575	14.49%	4,780	2006
	11.847252	12.118387	2.29%	4,746	2005
	10.544788	11.847252	12.35%	5,306	2004
	8.604570	10.544788	22.55%	5,276	2003
	10.062235	8.604570	-14.49%	4,303	2002
	10.000000	10.062235	0.62%	0	2001*

Optional Benefits Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	15.917642	22.432567	40.93%	1,092	2007
	13.545410	15.917642	17.51%	1,092	2006
	11.143953	13.545410	21.55%	1,134	2005
	10.057071	11.143953	10.81%	1,140	2004
	9.244735	10.057071	9.02%	2,518	2003
	9.132415	9.224735	1.01%	2,505	2002

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.684333	12.987445	11.15%	0	2007
	10.742156	11.684333	8.77%	0	2006
	10.458690	10.742156	2.71%	0	2005
	9.816783	10.458690	6.54%	0	2004
	8.428390	9.816783	16.47%	0	2003
	9.409854	8.428390	-10.43%	0	2002

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	12.006208	12.406278	3.33%	463	2007
	11.775802	12.006208	1.96%	463	2006
	11.848683	11.775802	-0.62%	463	2005
	11.662651	11.848683	1.60%	463	2004
	11.446041	11.662651	1.89%	1,853	2003
	10.739304	11.446041	6.58%	1,853	2002

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	9.762685	10.886021	11.51%	0	2007
	8.532295	9.762685	14.42%	0	2006
	8.002872	8.532295	6.62%	0	2005
	7.468210	8.002872	7.16%	0	2004
	6.511749	7.468210	14.69%	0	2003
	8.496390	6.511749	-23.36%	0	2002

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.556730	15.472951	14.13%	0	2007
	11.957829	13.556730	13.37%	0	2006
	10.816533	11.957829	10.55%	0	2005
	10.000000	10.816533	8.17%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.182194	13.585267	47.95%	795	2007
	10.000000	9.182194	-8.18%	0	2006*

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	14.970532	21.008111	40.33%	492	2007
	12.196923	14.970532	22.74%	0	2006
	10.000000	12.196923	21.97%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	8.861625	10.651898	20.20%	2,592	2007
	8.625930	8.861625	2.73%	2,581	2006
	7.929017	8.625930	8.79%	2,547	2005
	7.847818	7.929017	1.03%	2,497	2004
	6.520702	7.847818	20.35%	1,773	2003
	8.471948	6.520702	-23.03%	1,780	2002

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	14.016161	14.235395	1.56%	443	2007
	12.996471	14.016161	7.85%	396	2006
	12.958211	12.996471	0.30%	393	2005
	12.060126	12.958211	7.45%	345	2004
	10.298636	12.060126	17.10%	353	2003
	10.747830	10.298636	-4.18%	360	2002

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.330989	13.440043	18.61%	593	2007
	9.575592	11.330989	18.33%	593	2006
	8.405591	9.575592	13.92%	593	2005
	7.539207	8.405591	11.49%	593	2004
	6.172023	7.539207	22.15%	0	2003
	7.710739	6.172023	-19.96%	0	2002

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.327873	17.544144	7.45%	0	2007
	12.879595	16.327873	26.77%	0	2006
	11.846114	12.879595	8.72%	0	2005
	10.000000	11.846114	18.46%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	11.311170	12.406278	3.33%	463	2007
	11.124212	11.311170	1.68%	0	2006
	11.185650	11.124212	-0.55%	0	2005
	11.255658	11.185650	-0.62%	0	2004
	11.156618	11.255658	0.89%	0	2003
	10.819603	11.156618	3.11%	0	2002

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.422872	15.018916	4.13%	0	2007
	13.135573	14.422872	9.80%	0	2006
	11.111379	13.135573	18.22%	0	2005
	10.000000	11.111379	11.11%	0	2004

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.973730	13.186138	10.13%	0	2007
	11.277380	11.973730	6.17%	0	2006
	10.000000	11.277380	12.77%	0	2005*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.953136	10.182267	2.30%	0	2007
	9.755209	9.953136	2.03%	0	2006
	9.731729	9.755209	0.24%	0	2005
	9.882126	9.731729	-1.52%	0	2004
	10.052634	9.882126	-1.70%	0	2003
	10.163003	10.052634	-1.09%	0	2002

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.404112	10.520254	1.12%	0	2007
	10.152722	10.404112	2.48%	0	2006
	10.177344	10.152722	-0.24%	0	2005
	10.000000	10.177344	1.77%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	17.007266	13.959007	-17.92%	0	2007
	13.366966	17.007266	27.23%	0	2006
	12.331194	13.366966	8.40%	0	2005
	10.000000	12.331194	23.31%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	10.893792	13.248790	21.62%	1,994	2007
	10.325304	10.893792	5.51%	2,059	2006
	9.004098	10.325304	14.67%	2,029	2005
	9.919639	9.004098	13.69%	2,130	2004
	6.207096	7.919639	27.59%	2,164	2003
	8.349738	6.207096	-25.66%	2,167	2002

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.439594	13.808655	11.01%	985	2007
	12.106885	12.439594	2.75%	985	2006
	10.965647	12.106885	10.41%	985	2005
	9.810069	10.965647	11.78%	985	2004
	7.387900	9.810069	32.79%	0	2003
	9.659119	7.387900	-23.51%	0	2002

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	13.005350	12.192367	-6.25%	0	2007
	11.380145	13.005350	14.28%	0	2006
	11.171767	11.380145	1.87%	0	2005
	10.000000	11.171767	11.72%	0	2004*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.754694	13.705510	-0.36%	331	2007
	12.032050	13.754694	14.32%	1,656	2006
	11.780831	12.032050	2.13%	1,656	2005
	10.501737	11.780831	12.18%	1,656	2004
	8.582571	10.501737	22.36%	709	2003
	10.051922	8.582571	-14.62%	709	2002

Optional Benefits Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.429820	23.118719	40.71%	3,292	2007
	14.002665	16.429820	17.33%	2,578	2006
	11.537778	14.002665	21.36%	1,562	2005
	10.428475	11.537778	10.64%	1,562	2004
	9.580092	10.428475	8.86%	2,376	2003
	9.498785	9.580092	0.86%	0	2002
	10.000000	9.498785	-5.01%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.623148	12.899526	10.98%	0	2007
	10.702268	11.623148	8.60%	0	2006
	10.435816	10.702268	2.55%	0	2005
	9.810356	10.435816	6.38%	0	2004
	8.435813	9.810356	16.29%	0	2003
	9.432618	8.435813	-10.57%	0	2002
	10.000000	9.432618	-5.67%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.496994	11.861787	3.17%	1,301	2007
	11.293636	11.496994	1.80%	0	2006
	11.380944	11.293636	-0.77%	118	2005
	11.219465	11.380944	1.44%	139	2004
	11.028000	11.219465	1.74%	2,977	2003
	10.362961	11.028000	6.42%	109	2002
	10.000000	10.362961	3.63%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.239740	11.400370	11.33%	888	2007
	8.962929	10.239740	14.25%	916	2006
	8.419671	8.962929	6.45%	1,243	2005
	7.869230	8.419671	6.99%	1,248	2004
	6.871953	7.869230	14.51%	2,773	2003
	8.980166	6.871953	-23.48%	333	2002
	10.000000	8.980166	-10.20%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.501613	15.386276	13.96%	544	2007
	11.927454	13.501613	13.20%	1,125	2006
	10.805571	11.927454	10.38%	1,551	2005
	10.000000	10.805571	8.06%	1,551	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.172838	13.550519	47.72%	1,297	2007
	10.000000	9.172838	-8.27%	1,317	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	14.934342	20.925000	40.11%	2,965	2007
	12.186073	14.934342	22.55%	2,114	2006
	10.000000	12.186073	21.86%	1,808	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.434344	11.322841	20.02%	2,262	2007
	9.197485	9.434344	2.58%	2,262	2006
	8.467336	9.197485	8.62%	2,647	2005
	8.393505	8.467336	0.88%	5,342	2004
	6.984807	8.393505	20.17%	4,968	2003
	9.088892	6.984807	-23.15%	394	2002
	10.000000	9.088892	-9.11%	0	2001*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.093769	13.278065	1.41%	0	2007
	12.159769	13.093769	7.68%	0	2006
	12.142543	12.159769	0.14%	109	2005
	11.318343	12.142543	7.28%	103	2004
	9.680028	11.318343	16.92%	106	2003
	10.117755	9.680028	-4.33%	86	2002
	10.000000	10.117755	1.18%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	12.066631	14.290548	18.43%	28	2007
	10.212880	12.066631	18.15%	29	2006
	8.978731	10.212880	13.75%	171	2005
	8.065634	8.978731	11.32%	211	2004
	6.613120	8.065634	21.96%	217	2003
	8.274512	6.613120	-20.08%	184	2002
	10.000000	8.274512	-17.25%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.261494	17.445879	7.28%	21	2007
	12.846871	16.261494	26.58%	21	2006
	11.834104	12.846871	8.56%	21	2005
	10.000000	11.834104	18.34%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.749703	11.861787	3.17%	1,301	2007
	10.588220	10.749703	1.53%	1,382	2006
	10.663007	10.588220	-0.70%	1,382	2005
	10.746213	10.663007	-0.77%	1,382	2004
	10.668024	10.746213	0.73%	2,115	2003
	10.361662	10.668024	2.96%	0	2002
	10.000000	10.361662	3.62%	0	2001*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.364208	14.934732	3.97%	0	2007
	13.102189	14.364208	9.63%	723	2006
	11.100094	13.102189	18.04%	0	2005
	10.000000	11.100094	11.00%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.944759	13.133955	9.96%	43	2007
	11.267334	11.944759	6.01%	44	2006
	10.000000	11.267334	12.67%	44	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.749281	9.958337	2.14%	0	2007
	9.570044	9.749281	1.87%	0	2006
	9.561636	9.570044	0.09%	0	2005
	9.724319	9.561636	-1.67%	0	2004
	9.907302	9.724319	-1.85%	0	2003
	10.031461	9.907302	-1.24%	0	2002
	10.000000	10.031461	0.31%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.365741	10.465293	0.96%	0	2007
	10.130777	10.365741	2.32%	0	2006
	10.170901	10.130777	-0.39%	0	2005
	10.000000	10.170901	1.71%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	16.944602	13.886108	-18.05%	0	2007
	13.338100	16.944602	27.04%	0	2006
	12.323398	13.338100	8.23%	0	2005
	10.000000	12.323398	23.23%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	12.374583	15.026490	21.43%	52	2007
	11.746796	12.374583	5.34%	52	2006
	10.259377	11.746796	14.50%	592	2005
	9.037601	10.259377	13.52%	608	2004
	7.094173	9.037601	27.39%	190	2003
	9.557717	7.094173	-25.78%	169	2002
	10.000000	9.557717	-4.42%	0	2001*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.511745	13.867341	10.83%	2,070	2007
	12.195778	12.511745	2.59%	3,373	2006
	11.063079	12.195778	10.24%	4,226	2005
	9.912424	11.063079	11.61%	4,277	2004
	7.476425	9.912424	32.58%	2,122	2003
	9.789902	7.476425	-23.63%	103	2002
	10.000000	9.789902	-2.10%	0	2001*

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	12.952455	12.124032	-6.40%	52	2007
	11.351228	12.952455	14.11%	52	2006
	11.160433	11.351228	1.71%	52	2005
	10.000000	11.160433	11.60%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.635679	13.565965	-0.51%	69	2007
	11.946202	13.635679	14.14%	69	2006
	11.714685	11.946202	1.98%	2,249	2005
	10.458812	11.714685	12.01%	2,252	2004
	8.560611	10.458812	22.17%	874	2003
	10.041611	8.560611	-14.75%	843	2002
	10.000000	10.041611	0.42%	0	2001*

Maximum Optional Benefits Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Asset Strategy Portfolio - Q/NQ	16.334800	22.961374	40.57%	0	2007
	13.935911	16.334800	17.21%	0	2006
	11.494495	13.935911	21.24%	0	2005
	10.399996	11.494495	10.52%	0	2004
	9.563722	10.399996	8.74%	0	2003
	9.492280	9.563722	0.75%	0	2002
	10.000000	9.492280	-5.08%	0	2001*

W&R Target Funds, Inc. - Balanced Portfolio - Q/NQ	11.555953	12.811747	10.87%	0	2007
	10.651265	11.555953	8.49%	0	2006
	10.396694	10.651265	2.45%	0	2005
	9.783590	10.396694	6.27%	0	2004
	8.421406	9.783590	16.18%	0	2003
	9.426161	8.421406	-10.66%	0	2002
	10.000000	9.426161	-5.74%	0	2001*

W&R Target Funds, Inc. - Bond Portfolio - Q/NQ	11.430477	11.781028	3.07%	0	2007
	11.239769	11.430477	1.70%	0	2006
	11.338242	11.239769	-0.87%	107	2005
	11.188819	11.338242	1.34%	97	2004
	11.009160	11.188819	1.63%	93	2003
	10.355867	11.009160	6.31%	68	2002
	10.000000	10.355867	3.56%	0	2001*

W&R Target Funds, Inc. - Core Equity Portfolio - Q/NQ	10.180502	11.322750	11.22%	0	2007
	8.920183	10.180502	14.13%	0	2006
	8.388077	8.920183	6.34%	277	2005
	7.847737	8.388077	6.89%	280	2004
	6.860197	7.847737	14.40%	284	2003
	8.974010	6.860197	-23.55%	216	2002
	10.000000	8.974010	-10.26%	0	2001*

W&R Target Funds, Inc. - Dividend Income Portfolio - Q/NQ	13.464904	15.328643	13.84%	0	2007
	11.907185	13.464904	13.08%	0	2006
	10.798239	11.907185	10.27%	0	2005
	10.000000	10.798239	7.98%	0	2004*

W&R Target Funds, Inc. - Energy Portfolio - Q/NQ	9.166589	13.527358	47.57%	0	2007
	10.000000	9.166589	-8.33%	0	2006*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Global Natural Resources Portfolio - Q/NQ	14.910233	20.869736	39.97%	0	2007
	12.178832	14.910233	22.43%	0	2006
	10.000000	12.178832	21.79%	0	2005*

W&R Target Funds, Inc. - Growth Portfolio - Q/NQ	9.379710	11.245680	19.89%	0	2007
	9.153569	9.379710	2.47%	0	2006
	8.435518	9.153569	8.51%	350	2005
	8.370548	8.435518	0.78%	344	2004
	6.972843	8.370548	20.04%	325	2003
	9.082657	6.972843	-23.23%	259	2002
	10.000000	9.082657	-9.17%	0	2001*

W&R Target Funds, Inc. - High Income Portfolio - Q/NQ	13.018030	13.187679	1.30%	0	2007
	12.101789	13.018030	7.57%	0	2006
	12.096986	12.101789	0.04%	100	2005
	11.287431	12.096986	7.17%	94	2004
	9.663486	11.287431	16.80%	96	2003
	10.110825	9.663486	-4.42%	78	2002
	10.000000	10.110825	1.11%	0	2001*

W&R Target Funds, Inc. - International Growth Portfolio - Q/NQ	11.996812	14.193252	18.31%	0	2007
	10.164159	11.996812	18.03%	0	2006
	8.945030	10.164159	13.63%	129	2005
	8.043598	8.945030	11.21%	140	2004
	6.601809	8.043598	21.84%	143	2003
	8.268832	6.601809	-20.16%	113	2002
	10.000000	8.268832	-17.31%	0	2001*

W&R Target Funds, Inc. - International Value Portfolio - Q/NQ	16.217327	17.380588	7.17%	0	2007
	12.825064	16.217327	26.45%	0	2006
	11.826087	12.825064	8.45%	0	2005
	10.000000	11.826087	18.26%	0	2004*

W&R Target Funds, Inc. - Limited-Term Bond Portfolio - Q/NQ	10.687526	11.781028	3.07%	0	2007
	10.537741	10.687526	1.42%	0	2006
	10.623018	10.537741	-0.80%	0	2005
	10.716886	10.623018	-0.88%	0	2004
	10.649824	10.716886	0.63%	0	2003
	10.354578	10.649824	2.85%	0	2002
	10.000000	10.354578	3.55%	0	2001*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Micro Cap Growth Portfolio - Q/NQ	14.325188	14.878835	3.86%	0	2007
	13.079960	14.325188	9.52%	0	2006
	11.092582	13.079960	17.92%	0	2005
	10.000000	11.092582	10.93%	0	2004*

W&R Target Funds, Inc. - Mid Cap Growth Portfolio - Q/NQ	11.925468	13.099243	9.84%	0	2007
	11.260634	11.925468	5.90%	0	2006
	10.000000	11.260634	12.61%	0	2005*

W&R Target Funds, Inc. - Money Market Portfolio - Q/NQ	9.692849	9.890501	2.04%	0	2007
	9.524377	9.692849	1.77%	0	2006
	9.525735	9.524377	-0.01%	0	2005
	9.697740	9.525735	-1.77%	0	2004
	9.890350	9.697740	-1.95%	0	2003
	10.024562	9.890350	-1.34%	0	2002
	10.000000	10.024562	0.25%	0	2001*

W&R Target Funds, Inc. - Mortgage Securities Portfolio - Q/NQ	10.340201	10.428758	0.86%	0	2007
	10.116150	10.340201	2.21%	0	2006
	10.166593	10.116150	-0.50%	0	2005
	10.000000	10.166593	1.67%	0	2004*

W&R Target Funds, Inc. - Real Estate Securities Portfolio - Q/NQ	16.902897	13.837654	-18.13%	0	2007
	13.318862	16.902897	26.91%	0	2006
	12.318204	13.318862	8.12%	0	2005
	10.000000	12.318204	23.18%	0	2004*

W&R Target Funds, Inc. - Science and Technology Portfolio - Q/NQ	12.303011	14.924209	21.31%	0	2007
	11.690796	12.303011	5.24%	0	2006
	10.220897	11.690796	14.38%	108	2005
	9.012924	10.220897	13.40%	122	2004
	7.082047	9.012924	27.26%	124	2003
	9.551171	7.082047	-25.85%	105	2002
	10.000000	9.551171	-4.49%	0	2001*

W&R Target Funds, Inc. - Small Cap Growth Portfolio - Q/NQ	12.439309	13.772850	10.72%	0	2007
	12.137570	12.439309	2.49%	0	2006
	11.021518	12.137570	10.13%	0	2005
	9.885321	11.021518	11.49%	0	2004
	7.463619	9.885321	32.45%	0	2003
	9.783178	7.463619	-23.71%	0	2002
	10.000000	9.783178	-2.17%	0	2001*

Sub-Accounts	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

W&R Target Funds, Inc. - Small Cap Value Portfolio - Q/NQ	12.917257	12.078634	-6.49%	0	2007
	11.331954	12.917257	13.99%	0	2006
	11.152875	11.331954	1.61%	0	2005
	10.000000	11.152875	11.53%	0	2004*

W&R Target Funds, Inc. - Value Portfolio - Q/NQ	13.556795	13.473596	-0.61%	0	2007
	11.889239	13.556795	14.03%	0	2006
	11.670735	11.889239	1.87%	153	2005
	10.430243	11.670735	11.89%	152	2004
	8.545962	10.430243	22.05%	163	2003
	10.034738	8.545962	-14.84%	132	2002
	10.000000	10.034738	0.35%	0	2001*

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

19

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 7,143,238 shares (cost $56,086,395)	$88,045,410
W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 2,897,317 shares (cost $19,975,289)	28,284,763
W&R Target Funds, Inc. – Bond Portfolio (WRBond) 7,920,692 shares (cost $43,217,497)	42,181,644
W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 6,223,319 shares (cost $60,488,640)	80,643,632
W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 1,092,568 shares (cost $7,119,234)	8,742,184
W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 385,090 shares (cost $2,074,661)	2,685,309
W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 1,567,161 shares (cost $11,649,064)	15,802,936
W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 7,757,951 shares (cost $57,820,288)	93,279,271
W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 7,856,589 shares (cost $26,188,275)	25,165,441
W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 2,167,289 shares (cost $14,273,282)	23,295,324
W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 351,063 shares (cost $7,784,368)	7,861,533
W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 70,624 shares (cost $1,351,029)	1,510,211
W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 443,142 shares (cost $2,919,534)	3,194,655
W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 12,503,820 shares (cost $12,503,820)	12,503,820
W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 400,802 shares (cost $2,026,283)	1,996,517
W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 651,679 shares (cost $5,143,082)	4,553,083
W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 2,129,166 shares (cost $27,576,623)	38,277,505
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 3,401,734 shares (cost $28,329,771)	34,841,240
W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 163,657 shares (cost $2,584,134)	2,343,875
W&R Target Funds, Inc. – Value Portfolio (WRValue) 4,272,239 shares (cost $23,439,823)	27,188,531

Total investments	542,396,884
Accounts receivable	–

Total assets	542,396,884
Accounts payable	9,998

Contract owners’ equity (note 4)	$542,386,886

See accompanying notes to financial statements.

2

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2004

Investment activity:	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
Reinvested dividends	$6,302,560	482,466	379,112	1,519,600	486,086	72,579	7,985	3,215
Mortality and expense risk charges (note 2)	(7,770,532)	(1,105,639)	(424,679)	(511,732)	(1,220,999)	(120,857)	(22,735)	(190,890)

Net investment income (loss)	(1,467,972)	(623,173)	(45,567)	1,007,868	(734,913)	(48,278)	(14,750)	(187,675)

Proceeds from mutual fund shares sold	88,541,795	8,111,431	4,272,921	4,796,061	11,396,884	1,153,642	234,346	1,415,581
Cost of mutual fund shares sold	(69,030,688)	(4,748,999)	(3,120,261)	(5,139,147)	(7,998,110)	(754,720)	(187,643)	(833,443)

Realized gain (loss) on investments	19,511,107	3,362,432	1,152,660	(343,086)	3,398,774	398,922	46,703	582,138
Change in unrealized gain (loss) on investments	36,487,349	20,313,183	2,109,160	869,012	(256,727)	668,490	608,021	2,851,922

Net gain (loss) on investments	55,998,456	23,675,615	3,261,820	525,926	3,142,047	1,067,412	654,724	3,434,060

Reinvested capital gains	28,037,232	3,763,016	515	–	7,129,416	65,319	7,165	1,134,026

Net increase (decrease) in contract owners’ equity resulting from operations	$82,567,716	26,815,458	3,216,768	1,533,794	9,536,550	1,084,453	647,139	4,380,411

Investment activity:	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
Reinvested dividends	$985	1,919,133	123,417	123,788	321,616	–	558	497,967
Mortality and expense risk charges (note 2)	(1,311,985)	(385,968)	(317,504)	(116,326)	(108,319)	(23,817)	(42,268)	(163,784)

Net investment income (loss)	(1,311,000)	1,533,165	(194,087)	7,462	213,297	(23,817)	(41,710)	334,183

Proceeds from mutual fund shares sold	12,487,432	3,475,851	2,904,410	1,794,691	13,374,663	550,250	493,292	3,686,975
Cost of mutual fund shares sold	(9,465,118)	(3,142,883)	(1,395,057)	(1,423,856)	(13,782,290)	(368,956)	(416,877)	(3,686,975)

Realized gain (loss) on investments	3,022,314	332,968	1,509,353	370,835	(407,627)	181,294	76,415	–
Change in unrealized gain (loss) on investments	15,128,824	(1,262,995)	1,870,453	(493,720)	411,278	(75,998)	156,165	–

Net gain (loss) on investments	18,151,138	(930,027)	3,379,806	(122,885)	3,651	105,296	232,580	–

Reinvested capital gains	2,144,075	–	575,898	705,597	–	–	76,805	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,984,213	603,138	3,761,617	590,174	216,948	81,479	267,675	334,183

(Continued)

3

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2004

Investment activity:	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue
Reinvested dividends	$65,648	29,275	–	–	127	269,003
Mortality and expense risk charges (note 2)	(34,372)	(88,908)	(553,000)	(536,797)	(38,276)	(451,677)

Net investment income (loss)	31,276	(59,633)	(553,000)	(536,797)	(38,149)	(182,674)

Proceeds from mutual fund shares sold	786,682	1,864,975	4,811,115	6,243,339	470,432	4,216,822
Cost of mutual fund shares sold	(791,895)	(1,374,780)	(2,903,668)	(4,279,110)	(485,066)	(2,731,834)

Realized gain (loss) on investments	(5,213)	490,195	1,907,447	1,964,229	(14,634)	1,484,988
Change in unrealized gain (loss) on investments	14,977	(1,685,084)	(968,937)	(722,442)	(206,568)	(2,841,665)

Net gain (loss) on investments	9,764	(1,194,889)	938,510	1,241,787	(221,202)	(1,356,677)

Reinvested capital gains	–	206,423	7,050,735	3,328,656	112,369	1,737,217

Net increase (decrease) in contract owners’ equity resulting from operations	$41,040	(1,048,099)	7,436,245	4,033,646	(146,982)	197,866

See accompanying notes to financial statements.

4

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		WRAsStrat		WRBal		WRBond
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,467,972)	(1,264,059)	(623,173)	(688,283)	(45,567)	(31,721)	1,007,868	856,155
Realized gain (loss) on investments	19,511,107	12,379,636	3,362,432	1,386,009	1,152,660	757,034	(343,086)	(187,212)
Change in unrealized gain (loss) on investments	36,487,349	15,177,794	20,313,183	(790,398)	2,109,160	1,769,575	869,012	117,006
Reinvested capital gains	28,037,232	18,923,068	3,763,016	9,971,394	515	95,104	–	8,917

Net increase (decrease) in contract owners’ equity resulting from operations	82,567,716	45,216,439	26,815,458	9,878,722	3,216,768	2,589,992	1,533,794	794,866

Equity transactions:
Purchase payments received from contract owners (note 3)	11,521,688	10,684,009	1,467,610	1,691,136	440,213	350,902	1,044,792	737,010
Transfers between funds	–	–	1,826,002	5,425,515	(919,397)	(1,087,820)	13,297,970	(735,995)
Redemptions (note 3)	(46,178,333)	(38,064,557)	(7,213,595)	(4,464,071)	(2,821,005)	(2,303,367)	(3,415,223)	(2,610,916)
Annuity benefits	(139,915)	(58,833)	(36,217)	(15,610)	(13,155)	(5,660)	(5,203)	(2,826)
Annual contract maintenance charges (note 2)	(90,355)	(100,371)	(11,505)	(11,597)	(5,408)	(6,180)	(6,461)	(6,844)
Contingent deferred sales charges (note 2)	(733,878)	(621,329)	(109,426)	(79,511)	(50,327)	(47,290)	(67,195)	(41,261)
Adjustments to maintain reserves	(49,390)	(8,463)	(6,410)	602	(5,335)	(149)	(4,140)	(680)

Net equity transactions	(35,670,183)	(28,169,544)	(4,083,541)	2,546,464	(3,374,414)	(3,099,564)	10,844,540	(2,661,512)

Net change in contract owners’ equity	46,897,533	17,046,895	22,731,917	12,425,186	(157,646)	(509,572)	12,378,334	(1,866,646)
Contract owners’ equity beginning of period	495,489,353	478,442,458	65,312,872	52,887,686	28,442,381	28,951,953	29,799,327	31,665,973

Contract owners’ equity end of period	$542,386,886	495,489,353	88,044,789	65,312,872	28,284,735	28,442,381	42,177,661	29,799,327

CHANGES IN UNITS:
Beginning units	41,610,000	44,657,379	3,918,895	3,760,076	2,324,511	2,595,655	2,371,516	2,588,466

Units purchased	4,781,160	4,591,102	357,125	617,223	70,066	111,742	1,334,434	233,741
Units redeemed	(7,802,559)	(7,638,481)	(557,684)	(458,404)	(332,224)	(382,886)	(484,580)	(450,691)

Ending units	38,588,601	41,610,000	3,718,336	3,918,895	2,062,353	2,324,511	3,221,370	2,371,516

(Continued)

5

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRCoreEq		WRDivInc		WREnergy		WRGlNatRes
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(734,913)	(505,510)	(48,278)	2,907	(14,750)	(1,256)	(187,675)	(78,793)
Realized gain (loss) on investments	3,398,774	1,430,671	398,922	96,120	46,703	(1,903)	582,138	89,358
Change in unrealized gain (loss) on investments	(256,727)	8,136,761	668,490	547,254	608,021	2,626	2,851,922	925,954
Reinvested capital gains	7,129,416	2,198,417	65,319	32,116	7,165	–	1,134,026	338,578

Net increase (decrease) in contract owners’ equity resulting from operations	9,536,550	11,260,339	1,084,453	678,397	647,139	(533)	4,380,411	1,275,097

Equity transactions:
Purchase payments received from contract owners (note 3)	654,919	997,175	347,644	164,689	113,800	115,081	561,962	409,903
Transfers between funds	(3,707,347)	(2,295,187)	1,320,235	2,281,052	1,347,739	535,980	2,240,359	4,457,669
Redemptions (note 3)	(6,658,105)	(6,373,920)	(589,984)	(276,753)	(67,124)	(2,226)	(1,036,776)	(319,522)
Annuity benefits	(3,762)	(3,438)	(133)	(125)	(527)	–	(369)	–
Annual contract maintenance charges (note 2)	(14,162)	(15,999)	(870)	(499)	(256)	(105)	(1,970)	(1,339)
Contingent deferred sales charges (note 2)	(98,502)	(90,667)	(10,074)	(5,764)	(440)	(6)	(16,243)	(7,158)
Adjustments to maintain reserves	(555)	(1,308)	(177)	(229)	(3,176)	(32)	(2,311)	(259)

Net equity transactions	(9,827,514)	(7,783,344)	1,066,641	2,162,371	1,390,016	648,692	1,744,652	4,539,294

Net change in contract owners’ equity	(290,964)	3,476,995	2,151,094	2,840,768	2,037,155	648,159	6,125,063	5,814,391
Contract owners’ equity beginning of period	80,934,093	77,457,098	6,591,010	3,750,242	648,159	–	9,677,880	3,863,489

Contract owners’ equity end of period	$80,643,129	80,934,093	8,742,104	6,591,010	2,685,314	648,159	15,802,943	9,677,880

CHANGES IN UNITS:
Beginning units	7,927,237	8,743,699	476,820	309,778	70,259	–	639,137	315,436

Units purchased	155,451	372,792	167,597	212,420	151,445	73,588	221,233	374,529
Units redeemed	(1,049,824)	(1,189,254)	(94,339)	(45,378)	(26,893)	(3,329)	(122,225)	(50,828)

Ending units	7,032,864	7,927,237	550,078	476,820	194,811	70,259	738,145	639,137

(Continued)

6

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRGrowth		WRHiInc		WRIntGro		WRIntVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,311,000)	(1,330,383)	1,533,165	1,392,386	(194,087)	(154,932)	7,462	34,808
Realized gain (loss) on investments	3,022,314	2,412,385	332,968	71,309	1,509,353	837,387	370,835	109,586
Change in unrealized gain (loss) on investments	15,128,824	1,815,576	(1,262,995)	570,988	1,870,453	2,531,854	(493,720)	595,806
Reinvested capital gains	2,144,075	–	–	–	575,898	–	705,597	413,866

Net increase (decrease) in contract owners’ equity resulting from operations	18,984,213	2,897,578	603,138	2,034,683	3,761,617	3,214,309	590,174	1,154,066

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,465	1,178,848	785,844	474,765	419,619	543,169	315,225	387,696
Transfers between funds	(4,646,948)	(7,735,764)	874,281	439,908	744,860	608,891	1,509,266	1,427,755
Redemptions (note 3)	(6,877,671)	(7,397,458)	(2,486,093)	(2,033,136)	(1,473,835)	(1,117,715)	(733,573)	(382,648)
Annuity benefits	(20,475)	(7,896)	(3,153)	(158)	(12,807)	(4,015)	(406)	(35)
Annual contract maintenance charges (note 2)	(15,092)	(17,952)	(4,120)	(4,588)	(3,363)	(3,351)	(878)	(624)
Contingent deferred sales charges (note 2)	(116,386)	(124,435)	(46,318)	(32,641)	(23,217)	(24,653)	(14,862)	(7,866)
Adjustments to maintain reserves	(2,693)	(998)	(6,441)	(624)	(3,719)	(82)	(2,523)	(142)

Net equity transactions	(10,566,800)	(14,105,655)	(886,000)	(1,156,474)	(352,462)	2,244	1,072,249	1,424,136

Net change in contract owners’ equity	8,417,413	(11,208,077)	(282,862)	878,209	3,409,155	3,216,553	1,662,423	2,578,202
Contract owners’ equity beginning of period	84,859,441	96,067,518	25,448,502	24,570,293	19,886,191	16,669,638	6,199,074	3,620,872

Contract owners’ equity end of period	$93,276,854	84,859,441	25,165,640	25,448,502	23,295,346	19,886,191	7,861,497	6,199,074

CHANGES IN UNITS:
Beginning units	9,149,805	10,725,358	1,736,065	1,820,885	1,675,055	1,675,787	372,397	277,772

Units purchased	226,906	290,521	221,275	229,629	252,833	263,154	187,708	156,021
Units redeemed	(1,265,569)	(1,866,074)	(281,119)	(314,449)	(287,369)	(263,886)	(124,118)	(61,396)

Ending units	8,111,142	9,149,805	1,676,221	1,736,065	1,640,519	1,675,055	435,987	372,397

(Continued)

7

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRLTBond		WRMicCpGr		WRMidCpGr		WRMMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$213,297	264,854	(23,817)	(21,134)	(41,710)	(20,377)	334,183	246,438
Realized gain (loss) on investments	(407,627)	(45,004)	181,294	93,979	76,415	48,845	–	–
Change in unrealized gain (loss) on investments	411,278	97,521	(75,998)	41,227	156,165	70,522	–	–
Reinvested capital gains	–	–	–	–	76,805	670	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	216,948	317,371	81,479	114,072	267,675	99,660	334,183	246,438

Equity transactions:
Purchase payments received from contract owners (note 3)	91,537	226,255	104,160	40,966	120,973	139,710	2,068,068	942,382
Transfers between funds	(12,570,083)	(458,760)	(102,675)	479,938	543,101	1,244,535	3,734,405	4,048,798
Redemptions (note 3)	(561,858)	(1,139,997)	(84,589)	(79,813)	(161,531)	(145,709)	(3,724,939)	(2,526,072)
Annuity benefits	(155)	(155)	(79)	(83)	(406)	–	(881)	(883)
Annual contract maintenance charges (note 2)	(1,340)	(2,534)	(243)	(274)	(362)	(320)	(1,736)	(1,716)
Contingent deferred sales charges (note 2)	(6,728)	(19,936)	(641)	(1,300)	(2,474)	(4,006)	(32,919)	(15,295)
Adjustments to maintain reserves	(5,175)	(403)	(83)	(112)	(2,626)	(63)	1,895	1,644

Net equity transactions	(13,053,802)	(1,395,530)	(84,150)	439,322	496,675	1,234,147	2,043,893	2,448,858

Net change in contract owners’ equity	(12,836,854)	(1,078,159)	(2,671)	553,394	764,350	1,333,807	2,378,076	2,695,296
Contract owners’ equity beginning of period	12,836,854	13,915,013	1,512,844	959,450	2,430,404	1,096,597	10,125,070	7,429,774

Contract owners’ equity end of period	$–	12,836,854	1,510,173	1,512,844	3,194,754	2,430,404	12,503,146	10,125,070

CHANGES IN UNITS:
Beginning units	1,084,036	1,203,891	102,887	72,133	200,713	96,851	971,840	732,547

Units purchased	38,727	101,046	33,089	49,689	83,981	149,091	715,032	634,038
Units redeemed	(1,122,763)	(220,901)	(38,038)	(18,935)	(47,222)	(45,229)	(524,036)	(394,745)

Ending units	–	1,084,036	97,938	102,887	237,472	200,713	1,162,836	971,840

(Continued)

8

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMortSec		WRRealEstS		WRSciTech		WRSmCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$31,276	63,862	(59,633)	(24,405)	(553,000)	(523,161)	(536,797)	(592,488)
Realized gain (loss) on investments	(5,213)	(13,389)	490,195	96,587	1,907,447	1,671,816	1,964,229	2,285,284
Change in unrealized gain (loss) on investments	14,977	12,715	(1,685,084)	856,763	(968,937)	(25,346)	(722,442)	(4,083,747)
Reinvested capital gains	–	–	206,423	145,090	7,050,735	935,868	3,328,656	3,433,495

Net increase (decrease) in contract owners’ equity resulting from operations	41,040	63,188	(1,048,099)	1,074,035	7,436,245	2,059,177	4,033,646	1,042,544

Equity transactions:
Purchase payments received from contract owners (note 3)	108,413	124,412	222,887	191,268	557,729	758,846	503,259	575,201
Transfers between funds	126,263	288,346	(310,495)	1,644,198	(1,572,637)	(2,401,960)	(3,210,725)	(4,736,748)
Redemptions (note 3)	(287,535)	(142,225)	(359,505)	(209,142)	(2,381,649)	(2,094,020)	(2,713,650)	(2,326,827)
Annuity benefits	(157)	(156)	(90)	(79)	(20,544)	(9,714)	(34)	(37)
Annual contract maintenance charges (note 2)	(183)	(181)	(776)	(686)	(7,850)	(8,940)	(8,001)	(10,039)
Contingent deferred sales charges (note 2)	(5,789)	(1,246)	(6,119)	(3,524)	(34,902)	(35,793)	(43,045)	(45,545)
Adjustments to maintain reserves	(29)	(3,485)	18	(249)	(5,269)	(361)	(350)	(1,393)

Net equity transactions	(59,017)	265,465	(454,080)	1,621,786	(3,465,122)	(3,791,942)	(5,472,546)	(6,545,388)

Net change in contract owners’ equity	(17,977)	328,653	(1,502,179)	2,695,821	3,971,123	(1,732,765)	(1,438,900)	(5,502,844)
Contract owners’ equity beginning of period	2,013,140	1,684,487	6,055,271	3,359,450	34,306,007	36,038,772	36,280,099	41,782,943

Contract owners’ equity end of period	$1,995,163	2,013,140	4,553,092	6,055,271	38,277,130	34,306,007	34,841,199	36,280,099

CHANGES IN UNITS:
Beginning units	190,007	163,997	349,831	248,723	3,007,223	3,362,523	2,789,197	3,324,474

Units purchased	72,585	82,976	97,967	138,119	136,702	148,147	82,352	191,778
Units redeemed	(77,638)	(56,966)	(129,594)	(37,011)	(406,963)	(503,447)	(476,019)	(727,055)

Ending units	184,954	190,007	318,204	349,831	2,736,962	3,007,223	2,395,530	2,789,197

(Continued)

9

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpVal		WRValue
Investment activity:	2007	2006	2007	2006
Net investment income (loss)	$(38,149)	(28,382)	(182,674)	(124,644)
Realized gain (loss) on investments	(14,634)	(5,251)	1,484,988	1,246,025
Change in unrealized gain (loss) on investments	(206,568)	154,775	(2,841,665)	1,830,362
Reinvested capital gains	112,369	179,917	1,737,217	1,169,636

Net increase (decrease) in contract owners’ equity resulting from operations	(146,982)	301,059	197,866	4,121,379

Equity transactions:
Purchase payments received from contract owners (note 3)	93,415	43,108	387,154	591,487
Transfers between funds	245,420	13,295	(769,594)	(3,443,646)
Redemptions (note 3)	(154,448)	(126,006)	(2,375,645)	(1,993,014)
Annuity benefits	(54)	(52)	(21,308)	(7,911)
Annual contract maintenance charges (note 2)	(309)	(348)	(5,470)	(6,255)
Contingent deferred sales charges (note 2)	(3,257)	(2,624)	(45,014)	(30,808)
Adjustments to maintain reserves	(83)	(130)	(208)	(10)

Net equity transactions	180,684	(72,757)	(2,830,085)	(4,890,157)

Net change in contract owners’ equity	33,702	228,302	(2,632,219)	(768,778)
Contract owners’ equity beginning of period	2,310,170	2,081,868	29,820,564	30,589,342

Contract owners’ equity end of period	$2,343,872	2,310,170	27,188,345	29,820,564

CHANGES IN UNITS:
Beginning units	174,289	180,772	2,078,280	2,458,556

Units purchased	53,195	31,173	121,457	129,685
Units redeemed	(40,255)	(37,656)	(314,087)	(509,961)

Ending units	187,229	174,289	1,885,650	2,078,280

See accompanying notes to financial statements.

10

NATIONWIDE VA SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

11

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

12

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Variable Account Charges – Recurring	1.35%
CDSC Options:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1)	2.45%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

13

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007:

	Total	WRAsStrat	WRBal	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes
1.35%	$2,336,556	362,826	160,383	203,811	325,381	31,169	4,089	47,713
1.40%	1,295,456	174,413	54,581	86,636	200,636	18,854	2,942	26,863
1.45%	138,630	20,761	10,642	5,711	28,958	390	722	2,112
1.50%	2,386,036	305,171	88,443	115,800	423,360	40,618	10,080	71,411
1.55%	286,713	31,213	34,286	14,400	58,963	6,747	653	6,440
1.60%	24,268	991	4,104	1,396	6,000	–	–	225
1.65%	174,038	27,012	2,711	3,788	13,072	8,186	2,481	13,683
1.70%	14,115	2,163	740	1,328	2,281	–	–	306
1.75%	27,093	6,119	2,793	2,893	1,663	159	–	858
1.80%	585,162	94,451	33,082	34,025	91,993	9,649	919	11,672
1.85%	132,777	30,287	14,321	13,169	13,984	893	26	1,384
1.90%	74,323	5,425	334	2,522	8,488	846	–	1,801
1.95%	232,039	41,157	9,231	21,952	30,654	2,427	430	4,667
2.00%	49,200	1,049	8,938	3,845	15,041	221	–	389
2.05%	5,993	966	90	183	291	324	–	389
2.20%	2,797	443	–	124	–	–	52	51
2.35%	5,336	1,192	–	149	234	374	341	926

Totals	$7,770,532	1,105,639	424,679	511,732	1,220,999	120,857	22,735	190,890

	WRGrowth	WRHiInc	WRIntGro	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt
1.35%	$350,928	126,381	88,782	36,987	43,678	4,380	11,534	69,381
1.40%	269,641	60,790	66,688	15,246	19,181	5,333	5,520	26,242
1.45%	29,217	9,042	4,268	328	934	221	75	831
1.50%	424,131	109,421	101,735	35,417	24,768	6,397	13,541	38,808
1.55%	43,414	14,372	8,530	4,735	3,503	664	1,344	4,659
1.60%	5,806	316	920	201	258	249	–	421
1.65%	17,239	4,921	6,824	6,761	1,020	2,253	5,630	436
1.70%	1,234	708	1,374	300	384	293	128	52
1.75%	2,418	3,926	734	421	349	–	113	578
1.80%	85,780	34,263	20,881	9,332	7,393	2,368	2,336	11,342
1.85%	24,552	5,408	1,934	749	1,063	461	14	1,070
1.90%	11,100	4,755	3,849	2,709	658	132	791	1,816
1.95%	32,740	10,146	10,372	2,910	4,698	280	1,056	8,127
2.00%	12,141	1,298	257	–	170	438	–	21
2.05%	528	88	188	222	52	112	175	–
2.20%	560	133	162	–	–	–	–	–
2.35%	556	–	6	8	210	236	11	–

Totals	$1,311,985	385,968	317,504	116,326	108,319	23,817	42,268	163,784

	WRMortSec	WRRealEstS	WRSciTech	WRSmCpGr	WRSmCpVal	WRValue
1.35%	$8,606	18,101	158,682	141,929	8,945	132,870
1.40%	5,082	13,513	85,031	98,642	6,018	53,604
1.45%	118	87	6,495	8,163	130	9,425
1.50%	12,481	41,550	184,555	185,473	13,280	139,596
1.55%	1,086	2,701	17,891	14,832	1,208	15,072
1.60%	–	472	548	1,053	171	1,137
1.65%	362	3,276	21,680	17,635	1,774	13,294
1.70%	–	417	704	418	–	1,285
1.75%	115	140	904	948	107	1,855
1.80%	4,585	4,102	40,918	35,801	4,440	45,830
1.85%	579	863	7,827	5,371	235	8,587
1.90%	–	1,352	6,553	10,218	315	10,659
1.95%	1,027	1,779	17,513	13,684	1,201	15,988
2.00%	210	338	2,847	1,070	297	630
2.05%	121	217	286	229	141	1,391
2.20%	–	–	550	291	–	431
2.35%	–	–	16	1,040	14	23

Totals	$34,372	88,908	553,000	536,797	38,276	451,677

(Continued)

14

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $1,335,535 and $2,159,212, respectively, and total transfers from the Account to the fixed account were $1,192,941 and $1,630,680, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $49 and $37,052 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

15

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return ***

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	1.35% to 2.35%	3,718,336	$23.85 to 23.12	87,863,503	0.63%	42.16% to 40.71%
2006	1.35% to 2.35%	3,918,895	16.78 to 16.43	65,218,693	0.37%	18.53% to 17.33%
2005	1.35% to 2.35%	3,760,076	14.15 to 14.00	52,875,526	0.88%	22.60% to 21.36%
2004	1.35% to 2.35%	3,731,858	11.54 to 11.54	42,854,352	1.35%	11.77% to 10.64%
2003	1.35% to 2.35%	3,635,018	10.33 to 10.43	37,391,885	1.31%	9.97% to 8.86%

W&R Target Funds, Inc. – Balanced Portfolio
2007	1.35% to 2.05%	2,062,353	13.81 to 13.13	28,222,635	1.34%	12.12% to 11.32%
2006	1.35% to 2.05%	2,324,511	12.32 to 11.79	28,404,350	1.35%	9.71% to 8.94%
2005	1.35% to 2.00%	2,595,655	11.22 to 10.85	28,950,337	1.20%	3.60% to 2.92%
2004	1.35% to 2.05%	2,886,461	10.83 to 10.52	31,111,206	1.51%	7.46% to 6.70%
2003	1.35% to 2.05%	2,657,129	10.08 to 9.86	26,683,360	0.79%	17.48% to 16.65%

W&R Target Funds, Inc. – Bond Portfolio
2007	1.35% to 2.35%	3,221,370	13.19 to 11.86	42,152,136	4.22%	4.23% to 3.17%
2006	1.35% to 2.20%	2,371,516	12.65 to 12.01	29,788,566	4.24%	2.84% to 1.96%
2005	1.35% to 2.45%	2,588,466	12.30 to 11.24	31,652,527	4.24%	0.25% to -0.87%
2004	1.35% to 2.45%	2,823,794	12.27 to 11.34	34,480,553	4.14%	2.48% to 1.34%
2003	1.35% to 2.45%	3,051,387	11.98 to 11.19	36,402,950	4.88%	2.78% to 1.63%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	1.35% to 2.35%	7,032,864	11.57 to 11.40	80,632,331	0.60%	12.48% to 11.33%
2006	1.35% to 2.35%	7,927,237	10.29 to 10.24	80,921,020	0.86%	15.41% to 14.25%
2005	1.35% to 2.45%	8,743,699	8.92 to 8.92	77,442,483	0.32%	7.54% to 6.34%
2004	1.35% to 2.45%	9,630,664	8.29 to 8.39	79,420,889	0.61%	8.09% to 6.89%
2003	1.35% to 2.45%	10,138,009	7.67 to 7.85	77,453,096	0.80%	15.68% to 14.40%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	1.35% to 2.35%	550,078	15.97 to 15.39	8,740,487	0.95%	15.13% to 13.96%
2006	1.35% to 2.35%	476,820	13.87 to 13.50	6,589,536	1.53%	14.35% to 13.20%
2005	1.35% to 2.35%	309,778	12.13 to 11.93	3,748,701	1.51%	11.51% to 10.38%
2004	1.35% to 2.35%	132,070	10.88 to 10.81	1,435,360	1.22%	8.79% to 8.06%	(a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	1.35% to 2.35%	194,811	13.78 to 13.55	2,678,048	0.48%	49.24% to 47.72%
2006	1.35% to 2.35%	70,259	9.24 to 9.17	648,159	1.04%	-7.65% to -8.27%	(a) (b)

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	1.35% to 2.35%	738,145	21.48 to 20.93	15,798,105	0.03%	41.56% to 40.11%
2006	1.35% to 2.35%	639,137	15.18 to 14.93	9,677,880	0.43%	23.80% to 22.55%
2005	1.35% to 2.35%	315,436	12.26 to 12.19	3,863,489	0.00%	22.58% to 21.86%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	1.35% to 2.35%	8,111,142	11.59 to 11.59	93,186,321	0.00%	24.11% to 22.84%
2006	1.35% to 2.35%	9,149,805	9.34 to 9.43	84,807,410	0.00%	3.62% to 2.58%
2005	1.35% to 2.45%	10,725,358	9.01 to 9.15	96,066,648	0.00%	9.73% to 8.51%
2004	1.35% to 2.45%	11,922,962	8.21 to 8.44	97,433,674	0.27%	1.91% to 0.78%
2003	1.35% to 2.45%	12,142,977	8.06 to 8.37	97,493,053	0.00%	21.40% to 20.04%

(Continued)

16

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – High Income Portfolio
2007	1.35% to 2.20%	1,676,221	$15.13 to 14.24	$25,145,145	7.58%	2.45% to 1.56%
2006	1.35% to 2.20%	1,736,065	14.77 to 14.02	25,446,864	7.01%	8.78% to 7.85%
2005	1.35% to 2.45%	1,820,885	13.58 to 12.10	24,568,494	7.19%	1.16% to 0.04%
2004	1.35% to 2.45%	1,994,042	13.42 to 12.10	26,630,297	7.14%	8.38% to 7.17%
2003	1.35% to 2.45%	1,785,549	12.39 to 11.29	22,028,821	8.57%	18.12% to 16.80%

W&R Target Funds, Inc. – International Growth Portfolio
2007	1.35% to 2.35%	1,640,519	14.29 to 14.29	23,234,366	0.57%	19.65% to 18.43%
2006	1.35% to 2.35%	1,675,055	11.94 to 12.07	19,858,130	0.62%	19.36% to 18.15%
2005	1.35% to 2.45%	1,675,787	10.01 to 10.16	16,668,810	2.07%	14.91% to 13.63%
2004	1.35% to 2.45%	1,791,405	8.71 to 8.95	15,522,159	0.66%	12.46% to 11.21%
2003	1.35% to 2.45%	1,680,876	7.74 to 8.04	12,964,547	1.76%	23.21% to 21.84%

W&R Target Funds, Inc. – International Value Portfolio
2007	1.35% to 2.35%	435,987	18.11 to 17.45	7,856,863	1.76%	8.39% to 7.28%
2006	1.35% to 2.35%	372,397	16.71 to 16.26	6,198,628	2.08%	27.87% to 26.58%
2005	1.35% to 2.35%	277,772	13.07 to 12.85	3,620,455	2.94%	9.67% to 8.56%
2004	1.35% to 1.95%	105,889	11.91 to 11.87	1,260,521	1.89%	19.14% to 18.66%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	1.35% to 2.35%	1,084,036	11.92 to 10.75	12,835,126	3.44%	2.56% to 1.53%
2005	1.35% to 2.35%	1,203,891	11.62 to 10.59	13,912,999	3.08%	0.31% to -0.70%
2004	1.35% to 2.35%	1,324,054	11.59 to 10.66	15,268,217	2.81%	0.24% to -0.77%
2003	1.35% to 2.35%	1,252,148	11.56 to 10.75	14,414,495	3.81%	1.76% to 0.73%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	1.35% to 2.05%	97,938	15.50 to 15.10	1,509,253	0.00%	5.04% to 4.29%
2006	1.35% to 2.35%	102,887	14.76 to 14.36	1,511,925	0.00%	10.75% to 9.63%
2005	1.35% to 2.05%	72,133	13.33 to 13.17	958,458	0.00%	19.24% to 18.40%
2004	1.35% to 1.95%	42,704	11.18 to 11.13	476,619	0.00%	11.75% to 11.30%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	1.35% to 2.35%	237,472	13.48 to 13.13	3,190,100	0.02%	11.09% to 9.96%
2006	1.35% to 2.35%	200,713	12.14 to 11.94	2,430,404	0.47%	7.10% to 6.01%
2005	1.35% to 2.35%	96,851	11.33 to 11.27	1,096,597	0.00%	13.34% to 12.67%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	1.35% to 2.00%	1,162,836	10.83 to 10.33	12,500,970	4.40%	3.20% to 2.51%
2006	1.35% to 2.00%	971,840	10.49 to 10.08	10,122,093	4.27%	2.91% to 2.24%
2005	1.35% to 2.00%	732,547	10.19 to 9.86	7,426,008	2.39%	1.11% to 0.45%
2004	1.35% to 2.00%	823,823	10.08 to 9.81	8,268,200	0.67%	-0.67% to -1.32%
2003	1.35% to 2.00%	892,194	10.15 to 9.94	9,019,240	0.57%	-0.84% to -1.50%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	1.35% to 2.05%	184,954	10.84 to 10.58	1,993,506	3.28%	2.00% to 1.27%
2006	1.35% to 2.05%	190,007	10.62 to 10.44	2,011,435	4.94%	3.36% to 2.63%
2005	1.35% to 2.05%	163,997	10.28 to 10.17	1,682,515	5.37%	0.62% to -0.09%
2004	1.35% to 1.95%	73,816	10.21 to 10.19	753,655	3.86%	2.14% to 1.88%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	1.35% to 2.05%	318,204	14.38 to 14.03	4,552,310	0.55%	-17.21% to -17.80%
2006	1.35% to 2.05%	349,831	17.36 to 17.07	6,054,280	0.86%	28.34% to 27.43%
2005	1.35% to 2.05%	248,723	13.53 to 13.40	3,358,527	1.86%	9.34% to 8.57%
2004	1.35% to 1.90%	112,731	12.38 to 12.35	1,394,265	1.05%	23.75% to 23.47%	(a) (b)

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	1.35% to 2.35%	2,736,962	14.09 to 15.03	38,182,886	0.00%	22.68% to 21.43%
2006	1.35% to 2.35%	3,007,223	11.48 to 12.37	34,245,115	0.00%	6.42% to 5.34%
2005	1.35% to 2.45%	3,362,523	10.79 to 11.69	36,033,069	0.00%	15.67% to 14.38%
2004	1.35% to 2.45%	3,567,614	9.33 to 10.22	33,094,187	0.00%	14.68% to 13.40%
2003	1.35% to 2.45%	3,285,841	8.13 to 9.01	26,616,811	0.00%	28.70% to 27.26%

(Continued)

17

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	1.35% to 2.35%	2,395,530	$14.68 to 13.87		$34,840,790	0.00%	11.98% to 10.83%
2006	1.35% to 2.35%	2,789,197	13.11 to 12.51		36,279,716	0.00%	3.64% to 2.59%
2005	1.35% to 2.35%	3,324,474	12.65 to 12.20		41,782,501	0.00%	11.36% to 10.24%
2004	1.35% to 2.35%	3,776,860	11.36 to 11.06		42,675,208	0.00%	12.75% to 11.61%
2003	1.35% to 2.35%	3,680,292	10.08 to 9.91		36,933,019	0.00%	33.94% to 32.58%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	1.35% to 2.35%	187,229	12.58 to 12.12		2,343,332	0.01%	-5.43% to -6.40%
2006	1.35% to 2.35%	174,289	13.31 to 12.95		2,309,570	0.14%	15.27% to 14.11%
2005	1.35% to 2.35%	180,772	11.54 to 11.35		2,081,246	0.00%	2.75% to 1.71%
2004	1.35% to 1.95%	139,286	11.24 to 11.19		1,563,381	0.00%	12.36% to 11.91%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2007	1.35% to 2.35%	1,885,650	14.52 to 13.57		27,105,883	0.94%	0.51% to -0.51%
2006	1.35% to 2.35%	2,078,280	14.45 to 13.64		29,765,754	1.03%	15.31% to 14.14%
2005	1.35% to 2.45%	2,458,556	12.53 to 11.89		30,588,539	1.40%	3.02% to 1.87%
2004	1.35% to 2.45%	2,571,325	12.16 to 11.67		31,097,819	1.09%	13.15% to 11.89%
2003	1.35% to 2.45%	2,340,899	10.75 to 10.43		25,054,240	0.65%	23.42% to 22.05%

2007 Reserves for annuity contracts in payout phase:					657,916

2007 Contract owners’ equity				$	542,386,886

2006 Reserves for annuity contracts in payout phase:					364,699

2006 Contract owners’ equity				$	495,489,353

2005 Reserves for annuity contracts in payout phase:					64,529

2005 Contract owners’ equity				$	478,442,458

2004 Contract owners’ equity				$	464,740,562

2003 Contract owners’ equity				$	422,455,517

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

18

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2007 and 2006, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio
April 25, 2008

1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except per share amounts)

	December 31,
	2007	2006

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,608.7 and $3,255.7)	$ 2,598.5	$ 3,242.1
Equity securities (cost $5.6 and $5.6)	5.5	5.6
Mortgage loans on real estate, net	824.8	1,011.9
Short-term investments, including amounts managed by a related party	94.3	223.7
Other investments	4.9	2.3
Total investments	3,528.0	4,485.6

Deferred policy acquisition costs	284.1	245.2
Reinsurance receivable from a related party	129.1	125.8
Other assets	640.1	798.1
Separate account assets	1,736.4	1,946.9
Total assets	$ 6,317.7	$ 7,601.6

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 3,905.1	$ 5,078.9
Other liabilities	202.2	119.0
Separate account liabilities	1,736.4	1,946.9
Total liabilities	5,843.7	7,144.8

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 0.1 shares)	2.6	2.6
Additional paid-in capital	248.0	248.0
Retained earnings	225.7	210.0
Accumulated other comprehensive loss	(2.3)	(3.8)
Total shareholder’s equity	474.0	456.8
Total liabilities and shareholder’s equity	$ 6,317.7	$ 7,601.6

  See accompanying notes to financial statements.
2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income
(in millions)

		Years ended December 31,
	2007	2006	2005

Revenues:
Policy charges	$ 60.4	$ 63.3	$ 61.5
Premiums	12.0	10.5	8.6
Net investment income	45.5	42.3	37.6
Net realized investment (losses) gains	(24.6)	(16.9)	0.9
Other income	0.4	0.3	0.4
Total revenues	93.7	99.5	109.0

Benefits and expenses:
Interest credited to policyholder accounts	15.5	13.5	12.4
Benefits and claims	19.1	21.0	16.0
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Other operating expenses	15.9	6.5	14.8
Total benefits and expenses	72.2	67.0	58.2

Income from continuing operations before federal income tax expense	21.5	32.5	50.8
Federal income tax expense	5.8	7.0	14.6
Net income	$ 15.7	$ 25.5	$ 36.2

See accompanying notes to financial statements.
3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder’s Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2004	$ 2.6	$ 248.0	#	$ 148.3	#	$ 45.8	$ 444.7
Comprehensive loss:
Net income	-	-		36.2		-	36.2
Other comprehensive loss, net of taxes	-	-		-		(44.3)	(44.3)
Total comprehensive loss							(8.1)
Balance as of December 31, 2005	2.6	248.0	#	184.5	#	1.5	436.6

Comprehensive income:
Net income	-	-		25.5		-	25.5
Other comprehensive loss, net of taxes	-	-		-		(5.3)	(5.3)
Total comprehensive income							20.2
Balance as of December 31, 2006	2.6	248.0	#	210.0	#	(3.8)	456.8

Comprehensive income:
Net income	-	-		15.7		-	15.7
Other comprehensive income, net of taxes	-	-		-		1.5	1.5
Total comprehensive income							17.2
Balance as of December 31, 2007	$ 2.6	$ 248.0	#	$ 225.7	#	$ (2.3)	$ 474.0

See accompanying notes to financial statements.
4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2007	2006	2005

Cash flows from operating activities:
Net income	$ 15.7	$ 25.5	$ 36.2
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	24.6	16.9	(0.9)
Interest credited to policyholder accounts	15.5	13.5	12.4
Capitalization of deferred policy acquisition costs	(58.9)	(52.2)	(40.9)
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Amortization and depreciation	7.6	12.6	17.3
Decrease (increase) in other assets	93.7	3.1	(8.0)
(Decrease) increase in policy and other liabilities	100.0	(7.9)	2.4
Net cash provided by operating activities	219.9	37.5	33.5

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	780.4	972.3	543.2
Proceeds from sale of securities available-for-sale	700.6	806.0	491.0
Proceeds from repayments or sales of mortgage loans on real estate	225.4	277.2	279.2
Cost of securities available-for-sale aquired	(861.0)	(722.6)	(742.9)
Cost of mortgage loans on real estate originated or acquired	(39.4)	(105.8)	(234.6)
Net decrease (increase) in short-term investments	129.4	(47.4)	(26.2)
Collateral paid - securities lending, net	(17.6)	(77.9)	(2.4)
Other, net	(4.4)	0.6	3.4
Net cash provided by investing activities	913.4	1,102.4	310.7

Cash flows from financing activities:
Investment and universal life insurance product deposits	186.6	168.4	211.7
Investment and universal life insurance product withdrawals	(1,319.9)	(1,308.3)	(555.9)
Net cash used in financing activities	(1,133.3)	(1,139.9)	(344.2)

Net increase in cash	-	-	-
Cash, beginning of period	-	-	-
Cash, end of period	$ -	$ -	$ -

See accompanying notes to financial statements.
5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

As of December 31, 2007 and 2006, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following:  the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 financial statements and related notes have been reclassified to conform to the current presentation.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC and deferred federal income taxes, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity.  The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations.  For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities.  The structured product model uses third party pricing tools.  For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows.  The Company also utilized broker quotes in pricing securities or to validate modeled prices.  As of December 31, 2007, 66% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company’s pricing matrices and 13% from other sources compared to 69%, 24% and 7%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security.  Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers.  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date.  The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Changes in the valuation allowance are recorded in net realized investment gains and losses.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S.  As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 3%, 22% and 30%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 24% and 32%, respectively, as of December 31, 2006.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification.  Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

(b)	Derivative Instruments

Derivatives are carried at fair value.  On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions.  This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.  The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items.  When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities.  In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments.  Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates.  Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.  Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting.  The Company does not enter into speculative positions.  Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy.  For example, the Company may sell credit default protection through a credit default swap.  Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk.  The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability.  Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap.  Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

(c)                 Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)                 Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.  The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate.  If actual net separate account investment performance varies from the current assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption.  This process is referred to as a reversion to the mean.  The assumed net separate account investment return assumptions used in the DAC models are intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.  See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.  See below for a discussion of current year assumption changes.

During 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends.  Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses.  Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate.  As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%.  The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events.  Therefore, during 2007 the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $2.8 million pre-tax.

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity products.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(e)           Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities.  Investment income and realized gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(f)           Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(g)                 Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of income.  Management has established reserves in accordance with Financial Accounting Standards Board (FASB) Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48) based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation.  Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns.  Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(h)                 Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(i)      Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial as of December 31, 2004 and for the year ended December 31, 2005.

(3)	Recently Issued Accounting Standards

In December 2007, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141).  The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, SFAS 141R establishes principles and requirements for how the acquirer:  1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control.  SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company currently is evaluating the impact of adopting SFAS 141R.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide).  For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor).  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007.  On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1.  The Company will monitor the FASB and AICPA deliberations regarding this standard.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1).  FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39.  FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted.  FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159).  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments.  SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value.  In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007.  The Company has not elected adoption of SFAS 159 for any financial instruments to date but will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans– an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158).  SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions.  An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006.  The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008.  The Company adopted SFAS 158 effective December 31, 2006.  The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157.  SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.  SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period.  SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted.  The Company will adopt SFAS 157 effective January 1, 2008.  SFAS 157 will not have a material impact on the Company’s financial position or results of operations upon adoption.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108).  SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements.  SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors.  SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements.  The Company adopted SAB 108 effective December 31, 2006.  SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN 48.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Company adopted FIN 48 effective January 1, 2007.  FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140).  SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable.  SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value.  An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value.  Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities.  By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period.  SFAS 156 is effective for fiscal years beginning after September 15, 2006.  The Company adopted SFAS 156 effective January 1, 2007.  SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155).  SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140.  SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.  In summary, SFAS 155:  (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.  SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006.  Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted SFAS 155 effective January 1, 2006.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSECissued SOP 05-1.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract.  SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.  Retrospective application of SOP 05-1 to previously issued financial statements is not permitted.  Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year.  The Company adopted SOP 05-1 effective January 1, 2007.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements.  SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.  SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted.  The Company adopted SFAS 154 effective January 1, 2006.  SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments

Assets and liabilities that are presented at fair value in the balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments.  Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties.  In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances.  Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances.  Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis.  Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, defaults, prepayments and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques.  These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.  Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans:  The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment contracts:  The fair value for the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:
	2007			2006
	Carrying		Estimated	Carrying		Estimated
(in millions)	value		fair value	value		fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 824.8	#	$ 830.9	$ 1,011.9	#	$ 996.3
Policy loans	4.9		4.9	2.3		2.3

Liabilities
Investment contracts	(3,392.2)		(3,291.7)	(4,664.7)		(4,490.6)

(5)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities.  As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets.  In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates.  The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments.  The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment.  The net receipt of a variable rate will then approximate the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds.  As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment.  The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates.  In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments.  Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR.  These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate.  The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk.  These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company.  As of December 31, 2007, approximately 77% of separate account assets were invested in equity mutual funds (approximately 77% as of December 31, 2006).  Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue.  In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

Many of the Company’s individual variable annuity contracts offer guaranteed minimum death benefit (GMDB) features.  A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date.  A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value.  This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business.  Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements.  The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation.  Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation.  The futures are not designated as hedges and, therefore, hedge accounting is not applied.  The Company’s economic and accounting hedges are not perfectly offset.  Therefore, the economic hedging activity is likely to lead to earnings volatility.  This volatility was negligible in 2007.  As of December 31, 2007 and 2006, the Company’s net amount at risk was $10.4 million and $13.8 million, respectively.  As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $1.2 million and $0.8 million, respectively.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.  The credit default swaps do not qualify for hedge accounting treatment.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.  The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $0.2 million, a net gain of $0.1 million and a net gain of $0.1 million, respectively, were recognized in net realized investment gains and losses.  This represents the ineffective portion of the fair value hedging relationships.  There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.  There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $0.1 million, a net gain of $0.1 million and a net gain of $0.2 million, respectively.  There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included a net loss of $4.2 million, a net gain of $0.2 million and a net loss of $1.2 million, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$ 7.0	$ 7.0
Pay variable/receive fixed rate swaps hedging investments	3.0	8.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	31.5	32.4
Credit default swaps	52.0	56.0
Total	$ 93.5	$ 103.4

The notional value is the amount upon which exchanges of interest are based.  Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 7.4	$ 0.3	$ -	$ 7.7
Agencies not backed by the full faith and credit of the U.S. Government	29.2	0.9	-	30.1
Obligations of states and political subdivisions	33.7	0.2	0.1	33.8
Corporate securities
Public	804.1	13.6	12.7	805.0
Private	693.8	14.3	6.8	701.3
Mortgage-backed securities	613.7	3.9	10.7	606.9
Asset-backed securities	426.8	2.0	15.1	413.7
Total fixed maturity securities	2,608.7	35.2	45.4	2,598.5
Equity securities	5.6	-	0.1	5.5
Total securities available-for-sale	$ 2,614.3	$ 35.2	$ 45.5	$ 2,604.0

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 17.4	$ 0.3	$ 0.3	$ 17.4
Agencies not backed by the full faith and credit of the U.S. Government	19.3	-	0.2	19.1
Obligations of states and political subdivisions	41.8	0.1	0.9	41.0
Corporate securities
Public	1,178.6	13.0	14.9	1,176.7
Private	876.1	13.4	12.5	877.0
Mortgage-backed securities	602.6	0.8	10.5	592.9
Asset-backed securities	519.9	2.7	4.6	518.0
Total fixed maturity securities	3,255.7	30.3	43.9	3,242.1
Equity securities	5.6	-	-	5.6
Total securities available-for-sale	$ 3,261.3	$ 30.3	$ 43.9	$ 3,247.7
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized		Estimated
(in millions)	cost		fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 204.4	#	$ 203.7
Due after one year through five years	741.8	#	754.7
Due after five years through ten years	431.5	#	430.1
Due after ten years	190.5	#	189.4
Subtotal	1,568.2	#	1,577.9
Mortgage-backed securities	613.7	#	606.9
Asset-backed securities	426.8	#	413.7
Total	$ 2,608.7	#	$ 2,598.5
The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2007	2006

Net unrealized losses, before adjustments and taxes	$ (10.3)	$ (13.6)
Adjustment to DAC	14.5	12.8
Deferred federal income taxes	(2.0)	0.3
Net unrealized losses	$ 2.2	$ (0.5)
The following table presents an analysis of the net increase (decrease) in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005

Fixed maturity securities	$ 3.4	$ (18.3)	$ (143.4)
Equity securities	(0.1)	(0.2)	(0.8)
Net increase (decrease)	$ 3.3	$ (18.5)	$ (144.2)

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
(in millions)	fair value	losses	fair value	losses	fair value	losses

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ -	$ -	$ 0.2	$ -	$ 0.2	$ -
Obligations of states and
political subdivisions	0.1	-	22.3	0.1	22.4	0.1
Corporate securities
Public	232.1	6.9	189.3	5.8	421.4	12.7
Private	60.4	0.8	280.8	6.0	341.2	6.8
Mortgage-backed securities	155.7	3.4	236.5	7.3	392.2	10.7
Asset-backed securities	156.0	7.6	142.2	7.5	298.2	15.1
Total fixed maturity securities	604.3	18.7	871.3	26.7	1,475.6	45.4
Equity securities	5.6	0.1	-	-	5.6	0.1
Total	$ 609.9	$ 18.8	$ 871.3	$ 26.7	$ 1,481.2	$ 45.5
% of gross unrealized losses		41%		59%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ 4.8	$ 0.1	$ 5.4	$ 0.2	$ 10.2	$ 0.3
Agencies not backed by the
full faith and credit of the
U.S. Government	7.2	-	11.9	0.2	19.1	0.2
Obligations of states and
political subdivisions	10.8	0.1	28.2	0.8	39.0	0.9
Corporate securities
Public	284.9	2.0	458.1	12.9	743.0	14.9
Private	122.7	1.7	346.4	10.8	469.1	12.5
Mortgage-backed securities	123.2	0.8	367.0	9.7	490.2	10.5
Asset-backed securities	90.9	0.4	191.1	4.2	282.0	4.6
Total	$ 644.5	$ 5.1	$ 1,408.1	$ 38.8	$ 2,052.6	$ 43.9
% of gross unrealized losses		12%		88%

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired.  The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary.  This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer.  As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $26.7 million, or 59% of the Company’s total unrealized losses.  Of this total, $24.3 million, or 91%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to asset-backed securities (ABSs).  These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $15.1 million, were classified as investment grade, as defined by the NAIC.  Of these investment grade ABSs, 50%, or $7.5 million, have been in an unrealized loss position for less than one year, but 46% of those investments have ratios of estimated fair value to amortized cost of at least 90%.  Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 56% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

99.9% - 95.0%	$ 4.6	$ 10.2	$ 14.8	$ 1.4	$ 0.8	$ 2.2	$ 6.0	$ 11.0	$ 17.0
94.9% - 90.0%	4.8	9.6	14.4	1.3	0.4	1.7	6.1	10.0	16.1
89.9% - 85.0%	1.2	3.0	4.2	0.7	1.2	1.9	1.9	4.2	6.1
84.9% - 80.0%	2.8	1.1	3.9	0.2	-	0.2	3.0	1.1	4.1
Below 80.0%	-	0.4	0.4	1.7	-	1.7	1.7	0.4	2.1
Total	$ 13.4	$ 24.3	$ 37.7	$ 5.3	$ 2.4	$ 7.7	$ 18.7	$ 26.7	$ 45.4
As noted in the table above, as of December 31, 2007, 73% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%.  In addition, 83% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC.  Of the Company’s investments in unrealized loss positions classified as non-investment grade, 69% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements.  The NAIC assigns designations to publicly traded and privately placed securities.  The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 93% and 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$ 1,788.0	$ 1,778.8	$ 2,104.6	$ 2,090.1
2	Baa	637.0	640.4	945.7	946.8
3	Ba	139.8	136.2	142.3	141.8
4	B	26.9	26.8	61.4	61.4
5	Caa and lower	14.6	13.8	-	-
6	In or near default	2.4	2.4	1.6	2.1
	Total	$ 2,608.7	$ 2,598.4	$ 3,255.6	$ 3,242.2
__________

[1]
NAIC Designations are assigned at least annually.  Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]
Comparisons between NAIC and Moody’s Investors Service, Inc. (Moody’s) designations are published by the NAIC.  If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs.  When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery.  These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral.  The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.  The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered Sub-prime.  The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $282.2 million and $274.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $143.4 million and $138.3 million, respectively.  As of December 31, 2007, 100.0% and 88.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better.  In addition, 52.0% and 76.0% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $700.6 million, $806.0 million and $491.0 million, respectively.  During 2007, gross gains of $4.9 million ($10.2 million and $9.8 million in 2006 and 2005, respectively) and gross losses of $11.4 million ($21.1 million and $3.4 million in 2006 and 2005, respectively) were realized on those sales.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

The following table summarizes net realized investment (losses) gains by source for the years ended December 31:

(in millions)	2007	2006	2005

Total realized gains on sales, net of hedging losses	$ 6.3	$ 5.3	$ 10.7
Total realized losses on sales, net of hedging gains	(13.5)	(22.6)	(4.1)
Total other-than-temporary and other investment impairments	(13.3)	(0.7)	(4.4)
Credit default swaps	(4.2)	0.5	(1.2)
Periodic net amounts paid or received on interest rate swaps that do not
qualify for hedge accounting treatment	0.2	0.6	0.7
Other derivatives	(0.1)	-	(0.8)
Net realized investment (losses) gains	$ (24.6)	$ (16.9)	$ 0.9

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2007	2006	2005

Securities available-for-sale:
Fixed maturity securities	$ 168.5	$ 204.6	$ 254.7
Equity securities	0.3	0.5	0.3
Mortgage loans on real estate	57.9	69.9	79.9
Short-term investments	4.9	15.0	0.5
Other	1.0	2.4	1.9
Gross investment income	232.6	292.4	337.3
Less:
Investment expenses	7.4	8.3	9.2
Net investment income ceded (Note 10)	179.7	241.8	290.5
Net investment income	$ 45.5	$ 42.3	$ 37.6
Fixed maturity securities with an amortized cost of $4.8 million and $4.6 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $0.6 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

As of December 31, 2007 and 2006, the Company had received $47.6 million and $65.2 million, respectively, of cash collateral on securities lending.  The cash collateral is included in short-term investments with a corresponding liability recorded in other liabilities.  As of December 31, 2007 and 2006, the Company had loaned fixed maturity securities available-for-sale with a fair value of $46.8 million and $62.9 million, respectively.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(7)           Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) GMDB and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
(in millions)	value	at risk[1]	attained age	value	at risk[1]	attained age

GMDB:
Return of premium	$ 242.2	$ -	71	$ 225.7	$ 0.1	65
Reset	944.8	7.7	66	1,136.9	11.7	65
Ratchet	213.5	0.5	68	195.9	0.1	66
Rollup	48.2	0.3	60	51.1	0.6	60
Subtotal	1,448.7	$ 8.5	65	1,609.6	$ 12.5	64
Earnings enhancement	12.8	1.9	60	12.8	1.3	60
Total - GMDB	$ 1,461.5	$ 10.4	65	$ 1,622.4	$ 13.8	64

GMIB[2]:
Ratchet	$ 18.1	$ -	N/A	$ 16.1	$ -	N/A
Rollup	43.6	-	N/A	40.8	-	N/A
Total - GMIB	$ 61.7	$ -	N/A	$ 56.9	$ -	N/A
 ________
[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006

Mutual funds:
Bond	$ 268.4	$ 306.3
Domestic equity	1,028.0	1,141.0
International equity	58.5	55.5
Total mutual funds	1,354.9	1,502.8
Money market funds	32.1	22.7
Total	$ 1,387.0	$ 1,525.5

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance – 8.1%
•	Equity volatility – 18.7%
•	Mortality – 100% of Annuity 2000 table
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively

Lapse rate assumptions vary by duration as shown below:

4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

(8)	Federal Income Taxes

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS.  Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%.  Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return.  The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group.  Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006

Deferred tax assets:
Future policy benefits	$ 16.5	$ 17.4
Fixed maturity securities	7.7	6.6
Other	7.4	3.3
Gross deferred tax assets	31.6	27.3

Deferred tax liabilities:
Deferred policy acquisition costs	62.0	45.1
Equity securities and other investments	6.1	6.0
Other	0.6	3.0
Gross deferred tax liabilities	68.7	54.1
Net deferred tax liability	$ 37.1	$ 26.8
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2007 and 2006.

The Company’s current federal income tax asset, due from NLIC, was $10.5 million and $10.2 million as of December 31, 2007 and 2006, respectively.

Total amounts (refunded from) paid to NLIC for federal income taxes were $(4.1) million, $(1.7) million and $20.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005

Current	$ (4.5)	$ (7.0)	$ (5.3)
Deferred	10.3	14.0	19.9
Federal income tax expense	$ 5.8	$ 7.0	$ 14.6

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$ 7.5	35.0	$ 11.4	35.0	$ 17.8	35.0
Dividends received deduction	(1.7)	(8.0)	(2.3)	(7.1)	(3.9)	(7.6)
Other, net	-	-	(2.1)	(6.4)	0.7	1.3
Total	$ 5.8	27.0	$ 7.0	21.5	$ 14.6	28.7

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC).  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2007, the Company did not pay any dividends to NLIC.  The statutory capital and surplus of the Company as of December 31, 2007 and 2006 was $173.3 million and $158.6 million, respectively.  The statutory net loss of the Company for the years ended December 31, 2007, 2006 and 2005 was $13.4 million, $45.6 million and $17.0 million, respectively.  As of January 1, 2008, the Company could pay dividends totaling $17.3 million without obtaining prior approval.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax (expense) benefit, for the years ended December 31:

(in millions)	2007	2006	2005

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (16.5)	$ (29.7)	$ (146.4)
Net adjustment to deferred policy acquisition costs	1.7	6.6	73.4
Related federal income tax benefit	4.6	8.1	25.5
Net unrealized losses	(10.2)	(15.0)	(47.5)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	19.8	11.2	2.2
Related federal income tax benefit	(6.9)	(3.9)	(0.7)
Net reclassification adjustment	12.9	7.3	1.5

Other comprehensive income (loss) on securities available-for-sale	2.7	(7.7)	(46.0)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(1.9)	3.7	2.7
Related federal income tax benefit (expense)	0.7	(1.3)	(1.0)
Other comprehensive (loss) income on cash flow hedges	(1.2)	2.4	1.7

Total other comprehensive income (loss)	$ 1.5	$ (5.3)	$ (44.3)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

(10)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $4.0 million, $2.6 million and $3.5 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $0.3 million, $0.2 million and $0.2 million, respectively.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2007 include premiums of $86.0 million ($101.1 million and $100.5 million in 2006 and 2005, respectively); net investment income of $179.7 million ($241.8 million and $290.5 million in 2006 and 2005, respectively); policy reserves of $2.77 billion ($3.89 billion and $5.00 billion in 2006 and 2005, respectively); and benefits, claims and other expenses of $309.6 million ($365.8 million and $356.7 million in 2006 and 2005, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  No premium amounts were ceded to NLIC in 2007, 2006 and 2005, and benefits of $1.3 million, $0.3 million and $0.4 million were ceded to NLIC during 2007, 2006 and 2005, respectively.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $129.1 million and $125.8 million as of December 31, 2007 and 2006, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $206.3 million and $176.0 million, respectively.  For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $0.7 million, $0.9 million and $0.8 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $56.4 million, $57.6 million and $53.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $47.4 million and $7.4 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the balance sheets.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 8.  Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC.  There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(0.6) million and $6.3 million for the years ended December 31, 2006 and 2005, respectively.  These payments related to tax years prior to deconsolidation.

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(11)	Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s financial position or results of operations in the future.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48.  See Note 3 for a summary of the provisions of FIN 48.  These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue.  Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

33

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I                           Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
	Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 7.4	$ 7.7	$ 7.7
Agencies not backed by the full faith and credit of the U.S.
Government	29.2	30.1	30.1
Obligations of states and political subdivisions	33.7	33.8	33.8
Public utilities	143.4	145.1	145.1
All other corporate	2,395.0	2,381.8	2,381.8
Total fixed maturity securities available-for-sale	2,608.7	2,598.5	2,598.5

Equity securities available-for-sale	5.6	5.5	5.5
Mortgage loans on real estate, net	823.4		824.8	[1]
Policy loans	4.9		4.9
Short-term investments, including amounts managed by a related party	95.0		94.3	[2]
Total investments	$ 3,537.6		$ 3,528.0
__________
[1]	Difference from Column B primarily is due to unamortized premiums on the principal value.
2    Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.

        See accompanying report of independent registered public accounting firm.

34

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV                           Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2007

Life insurance in force	$ 26,808.0	$ 20,177.7	$ -	$ 6,630.3	0.0%
Life insurance premiums [1]	43.1	31.1	-	12.0	0.0%

2006

Life insurance in force	$ 19,016.4	$ 16,234.0	$ -	$ 2,782.4	0.0%
Life insurance premiums [1]	25.9	15.4	-	10.5	0.0%

2005

Life insurance in force	$ 10,867.4	$ 9,169.3	$ -	$ 1,698.1	0.0%
Life insurance premiums [1]	14.0	5.4	-	8.6	0.0%
__________
[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

        See accompanying report of independent registered public accounting firm.

35

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions[1]	period

2007
Valuation allowances - mortgage loans on real estate	$ 2.7	$ (0.4)	$ -	$ -	$ 2.3

2006
Valuation allowances - mortgage loans on real estate	$ 3.4	$ (0.6)	$ -	$ 0.1	$ 2.7

2005
Valuation allowances - mortgage loans on real estate	$ 3.5	$ (0.1)	$ -	$ -	$ 3.4
 ____________
[1]	Amount represents transfers to real estate owned and recoveries.

        See accompanying report of independent registered public accounting firm.

36

PART C. OTHER INFORMATION

Item 24.                      Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide VA Separate Account-D:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners’ Equity as of December 31, 2007.

Statements of Operations for the year ended December 31, 2007.

Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2007 and 2006.

Notes to Financial Statements.

Nationwide Life and Annuity Insurance Company:

Report of Independent Registered Public Accounting Firm.

Balance Sheets as of December
31, 2007 and 2006.

Statements of Income for the
years ended December 31, 2007, 2006 and 2005.

Statements of Shareholder’s
Equity for the years ended December 31, 2007,
2006 and 2005.

Statements of Cash Flows for
the years ended December 31, 2007, 2006 and 2005.

Notes to Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on September 18, 2000 (333-45976) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post-Effective Amendment No. 1 on December 22, 2000 (333-45976) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2000 (333-45976) and hereby incorporated by reference.

(5)	Variable annuity application – Filed previously with initial Registration Statement on September 18, 2000 (333-45976) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor – Filed previously with initial Registration Statement on September 18, 2000 (333-45976) and hereby incorporated by reference.

(7)	Not Applicable

(8)
Fund Participation Agreements:

Fund Participation Agreement with W&R filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(9)	Opinion of Counsel – Filed previously with Post-Effective Amendment No. 1 on December 22, 2000 (333-45976) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President-and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                  Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a resinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NCC OF AMERICA, LTD. (INACTIVE)
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
NATIONWIDE ASSURANCE COMPANY (ASSURANCE)
NATIONWIDE GENERAL INSURANCE COMPANY
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
NATIONWIDE INSURANCE COMPANY OF FLORIDA
NATIONWIDE LLOYDS
A TEXAS LLOYDS
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
SCOTTSDALE INDEMNITY COMPANY
SCOTTSDALE INSURANCE COMPANY (SIC)
AMERICAN MARINE UNDERWRITERS, INC.
INSURANCE INTERMEDIARIES, INC. (II)
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
LONE STAR GENERAL AGENCY, INC.
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
NATIONWIDE INTERNATIONAL UNDERWRITERS
NATIONWIDE ARENA LLC
NATIONWIDE MUTUAL CAPITAL, LLC (Mutual Cap)
Single Member Limited Liability Company
NATIONWIDE MUTUAL CAPITAL I, LLC (NMC)
NATIONWIDE PRIVATE EQUITY FUND, LLC
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NATIONWIDE REALTY INVESTORS, LTD
NATIONWIDE SERVICES FOR YOU, LLC
NATIONWIDE ASSET MANAGEMENT, LLC
NATIONWIDE CASH MANAGEMENT COMPANY
NATIONWIDE MANAGEMENT SYSTEMS, INC.
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
AMCO INSURANCE COMPANY (AMCO)
ALLIED GENERAL AGENCY COMPANY
ALLIED TEXAS AGENCY, INC.
CALFARM INSURANCE AGENCY
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
NATIONWIDE INSURANCE COMPANY OF AMERICA
PREMIER AGENCY, INC.
NATIONWIDE DOCUMENT SOLUTIONS, INC.
NATIONWIDE SALES SOLUTIONS, INC.
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 27.          Number of Contract Owners

The number of Qualified and Non-Qualified contract owners as of February 1, 2008 was 2,208 and 3,627, respectively.

Item 28.          Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VLI Separate Account-5
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Fixed Income Funds, Inc.
Waddell & Reed Government Securities Fund

Waddell & Reed Advisors Funds, Inc.
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Select Funds, Inc.
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.

Waddell & Reed Advisors Vanguard Fund, Inc.
Waddell & Reed InvestEd Portfolios, Inc.
W&R Target Funds, Inc.
Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Limited-Term Bond Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderate Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

(b)	Directors and officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President and Associate National Sales Manager
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operations Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Mark A. Schieber	Senior Vice President and Controller
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.           Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

        The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of April, 2008.

NATIONWIDE VA SEPARATE ACCOUNT-D
(Registrant)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)
By /s/ W. MICHAEL STOBART
W. Michael Stobart

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of The Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact